As filed with the Securities and Exchange Commission on August 3, 2007

                                                        Registration No. 333-
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       |_| PRE-EFFECTIVE AMENDMENT NO. __

                       |_| POST-EFFECTIVE AMENDMENT NO. __

                                DAILY INCOME FUND
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                   600 FIFTH AVENUE, NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)
                                 (212) 830-5200
                                 --------------
                         (Registrant's Telephone Number)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and Address of Agent for Service)


                                 with copies to:

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022
                            Phone No.: (212) 318-6800
                             Fax No.: (212) 319-4090

          Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

          It is proposed that this filing shall become effective on September 4, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

          No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to
Section 24(f) under the Investment Company Act of 1940.

                              CORTLAND TRUST, INC.
                 c/o Reich & Tang Asset Management, LLC ("RTAM")
                           600 Fifth Avenue, 8th Floor
                          New York, New York 10020-2302


September 14, 2007

Dear Shareholder:

          The Directors of the Cortland Trust, Inc. ("Cortland") have determined that it is in the best interests of shareholders to reorganize the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund of Cortland into the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio of the Daily Income Fund ("DIF"), respectively. Shareholders of Cortland are being asked to approve the proposed reorganization of Cortland into DIF (the "Reorganization") at a special meeting of shareholders to be held on November 5, 2007, at 9:00 a.m. (Eastern Time). The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc. will each be asked to approve a proposed reorganization of those funds into DIF.

          Enclosed you will find various materials, including a Combined Proxy Statement/Prospectus and proxy ballots, for this meeting. The materials provide you with detailed information about the proposed Reorganization, including why we at RTAM, and the Board of Directors of Cortland, believe that it is in the best interests of shareholders. The Board of Directors of Cortland and I urge you to vote in favor of this proposed Reorganization.

          If the Reorganization is approved by shareholders at the special meeting, at the closing of the transaction you will receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of your shares in Cortland. Below we have prepared a table outlining which DIF shares you will receive in exchange for your shares in Cortland should the Reorganization be approved:

                  CORTLAND                                    DIF
---------------------------------------  ---------------------------------------
    Portfolio               Class                Portfolio              Class
---------------------  ----------------       --------------------  ------------
Cortland General       Cortland Class    ->   Money Market          Retail Class
Money Market Fund:                            Portfolio:
                       money market      ->                         money market
                       Xpress Fund                                  Xpress Fund
                       Short Term Fund   ->                         Retail Class
                       General Class

U.S. Government Fund   Cortland Class    ->   U.S. Government       Retail Class
                                              Portfolio:

Municipal Money
Market Fund            Cortland Class    ->   Municipal Portfolio:  Retail Class

          We believe that this combination will provide substantial benefits to shareholders of Cortland. The proposed reorganization will enable shareholders to invest in a larger fund with similar investment strategies. Combining the two funds' assets will result in the creation of a single fund with a larger asset base than the assets of Cortland alone. This greater asset size would allow shareholders to take advantage of the possible benefits of future economies of scale and spreading fixed costs across a larger asset base. Further, the Reorganization would be tax-free and would not dilute your investment.

          We urge you to vote as soon as possible. Your vote is important, regardless of the number of shares you own. You can vote easily and quickly by mail, by phone, by Internet or in person. A self-addressed, postage-paid envelope has been enclosed for your convenience.

          Every vote counts. Please cast yours as early as possible, so that RTAM can avoid incurring additional costs in re-soliciting your vote. If you have questions or would like to discuss alternatives, you may contact us at
(800) 433-1918. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions.

          Thank you for your continued investment in Cortland and for your support in this matter.

                                   Sincerely,

                                   /s/ Steven W. Duff
                                   ---------------------------------------------
                                   Steven W. Duff
                                   President

                              CORTLAND TRUST, INC.

                       Cortland General Money Market Fund
                              U.S. Government Fund
                           Municipal Money Market Fund


                          NOTICE OF SPECIAL MEETING OF
                         SHAREHOLDERS - November 5, 2007

600 Fifth Avenue
New York, New York 10020
(212) 830-5200

          A Special Meeting of shareholders of the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund series of the Cortland Trust, Inc. ("Cortland") will be held at 9:00 a.m. on November 5, 2007, at the offices of Cortland at 600 Fifth Avenue, New York, New York 10020, for the following purposes, all of which are more fully described in the accompanying Combined Proxy Statement/Prospectus dated September 14, 2007:

          1. To approve the Agreements and Plans of Reorganization and Liquidation between the Cortland General Money Market Fund ("CORT MM"), U.S. Government Fund ("CORT GOV") and Municipal Money Market Fund ("CORT MUNI") of Cortland and the Money Market Portfolio ("MM DIF"), U.S. Government Portfolio ("GOV DIF") and Municipal Portfolio ("MUNI DIF") of the Daily Income Fund, which contemplates the transfer to MM DIF, GOV DIF and MUNI DIF of substantially all the assets and liabilities of CORT MM, CORT GOV and CORT MUNI, respectively, in exchange for shares of MM DIF, GOV DIF and MUNI DIF and the distribution of such shares to the shareholders of CORT MM, CORT GOV and CORT MUNI, respectfully, the liquidation and dissolution of CORT MM, CORT GOV and CORT MUNI, and the termination of Cortland's registration under the Investment Company Act of 1940, as amended; and

          2. To transact such other business as may properly come before the meeting.

     Only shareholders of record at the close of business on August 24, 2007, are entitled to notice of, and to vote at, the meeting or any postponements or adjournments thereof.

                                 By Order of the Board of Directors



                                 ANTHONY PACE
                                 Assistant Secretary


                                 New York, New York
                                 September 14, 2007

Your vote is important no matter how many shares you owned on the record date. Although you are invited to attend the Special Meeting and vote your shares in person, if you are unable to attend, you may vote your shares by mail or electronically by either a touch-tone telephone or the Internet.

In order to vote by mail, please indicate your voting instructions on the enclosed proxy, date and sign it, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. If you later decide to attend the Special Meeting, you may revoke your proxy and vote your shares in person.

In order to vote electronically, please see your proxy card for more information and the instructions. However, if you want to change your vote, you may do so using the proxy card, touch-tone telephone or Internet.

In order to avoid the additional expense to RTAM of further solicitation, we ask for your cooperation in mailing your proxy promptly.

                       COMBINED PROXY STATEMENT/PROSPECTUS

                    RELATING TO THE ACQUISITION OF ASSETS OF

                              CORTLAND TRUST, INC.
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

                        BY AND IN EXCHANGE FOR SHARES OF

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020
                                 (212) 830-5200

          This Combined Proxy Statement/Prospectus relates to the proposed transfer to the Daily Income Fund ("DIF") (formerly known as the "Institutional Daily Income Fund") of substantially all of the assets and liabilities of Cortland Trust, Inc. ("Cortland") in exchange for shares of DIF, to be distributed to the shareholders of Cortland in liquidation and dissolution of Cortland (the "Reorganization"). As a result of the Reorganization, each shareholder of Cortland would receive that number of full and fractional shares of DIF equal in value at the time of the exchange to the value of such shareholder's shares of Cortland (Cortland and DIF, or a portfolio thereof, are referred to as a "Fund" or collectively, as the "Funds").

          Cortland consists of three separate portfolios: the Cortland General Money Market Fund ("CORT MM"), the U.S. Government Fund ("CORT GOV") and the Municipal Money Market Fund ("CORT MUNI"). Pursuant to the proposal, the Money Market Portfolio of DIF ("MM DIF") will acquire the assets of CORT MM, in exchange for shares of beneficial interest of MM DIF and the assumption by MM DIF of all of the liabilities of CORT MM. Similarly, the U.S. Government Portfolio of DIF ("GOV DIF") will acquire the assets of CORT GOV, in exchange for shares of beneficial interest of GOV DIF and the assumption by GOV DIF of all of the liabilities of CORT GOV. Additionally, the Municipal Portfolio of DIF ("MUNI DIF") will acquire the assets of CORT MUNI, in exchange for shares of beneficial interest in MUNI DIF and the assumption by MUNI DIF of all of the liabilities of CORT MUNI.

          The proposed Reorganization provides that the shareholders of Cortland will receive shares in the following classes of DIF:

                  CORTLAND                                    DIF
---------------------------------------  ---------------------------------------
    Portfolio              Class                  Portfolio            Class
-----------------  --------------------       -----------------  ---------------
Cortland General   Cortland Class        ->   Money Market       Retail Class
Money Market                                  Portfolio:
Fund:
                   money market          ->                      money market
                   Xpress Fund                                   Xpress Fund
                   Short Term Fund       ->                      Retail Class
                   General Class

U.S. Government    Cortland Class        ->   U.S. Government    Retail Class
Fund:                                         Portfolio:
Municipal Money    Cortland Class        ->   Municipal          Retail Class
Market Fund:                                  Portfolio:


          The Board of Directors of Cortland and the Board of Trustees of DIF both believe that the Reorganization is in the best interests of the Funds and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. If the proposed Reorganization is approved, the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases higher, than the effective current expense ratio of your shares in Cortland, as described in more detail below.

          For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. The investment objectives of CORT MM and MM DIF, the investment objectives of CORT MUNI and MUNI DIF, and the investment objectives of CORT GOV and GOV DIF are substantially similar. CORT MM and CORT GOV seek to provide their investors with as high a level of current income as is consistent with preservation of capital and liquidity. CORT MUNI seeks to provide its investors with as a high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. While MM DIF and GOV DIF seek to provide their investors with as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. MUNI DIF seeks to provide its investors with as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Reich & Tang Asset Management, LLC ("RTAM"), serves as the investment manager for each Fund.

          This Combined Proxy Statement/Prospectus sets forth concisely information about DIF that shareholders of Cortland should know before investing and should be read and retained by investors for future reference. Copies of the prospectuses for DIF dated July 30, 2007, and the annual report for DIF for the fiscal year ended March 31, 2007, are enclosed herewith and are incorporated by reference herein.

          A Statement of Additional Information dated September 14, 2007, relating to this Combined Proxy Statement/Prospectus, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference herein. A Statement of Additional Information for DIF dated July 30, 2007, containing additional and more detailed information about DIF, has been filed with the SEC and is incorporated by reference herein. In addition, a prospectus for Cortland dated July 27, 2007, and a Statement of Additional Information for Cortland dated July 27, 2007, have been filed with the SEC and are incorporated by reference herein.

          Copies of these documents are available without charge and can be obtained by writing to RTAM at 600 Fifth Avenue, New York, New York 10020, or by calling toll free (800) 433-1918. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

          The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

          AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

          This Combined Proxy Statement/Prospectus is dated September 14, 2007.

                                TABLE OF CONTENTS

                                                                            Page


INTRODUCTION...................................................................1

     Synopsis..................................................................1

     Comparison of Fees and Expenses...........................................6

INFORMATION ABOUT THE REORGANIZATION..........................................12

     Material Features of the Plans...........................................12

     Reasons for the Reorganization...........................................13

     Federal Income Tax Consequences..........................................15

     Description of Shares to be Issued.......................................16

     Capitalization Tables (Unaudited)........................................18

ADDITIONAL INFORMATION ABOUT THE FUNDS........................................22

VOTING MATTERS................................................................27

     Generally................................................................27

     Appraisal Rights.........................................................29

FINANCIAL HIGHLIGHTS..........................................................30

FINANCIAL STATEMENTS..........................................................30

OTHER MATTERS.................................................................30

                                  INTRODUCTION


          Synopsis This synopsis provides a concise summary of the information contained in this Combined Proxy Statement/Prospectus, and presents key considerations for shareholders of CORT MM, CORT GOV and CORT MUNI to assist them in determining whether to approve the Agreements and Plans of Reorganization and Liquidation of CORT MM, CORT GOV and CORT MUNI (the "Plans"), and thereby approve the Reorganization.

The Reorganization.

          The Reorganization involves the transfer of substantially all of the assets and liabilities of CORT MM, CORT GOV and CORT MUNI in exchange for shares of MM DIF, GOV DIF and MUNI DIF, respectively. Pursuant to the Reorganization, the transfer of assets by CORT MM, CORT GOV and CORT MUNI would occur at their current market value as determined in accordance with their valuation procedures and shares of MM DIF, GOV DIF and MUNI DIF to be issued to CORT MM, CORT GOV and CORT MUNI would be valued at their current net asset value determined in accordance with DIF's valuation procedures. Following this distribution, shares of MM DIF, GOV DIF and MUNI DIF would be distributed to shareholders of CORT MM, CORT GOV and CORT MUNI, respectively, in liquidation of CORT MM, CORT GOV and CORT MUNI, and CORT MM, CORT GOV and CORT MUNI subsequently would be dissolved. In connection therewith, Cortland would deregister under the Investment Company Act of 1940, as amended (the "Act"), by filing the appropriate application with the SEC. See "Information About the Reorganization--Material Features of the Plan."

          As a result of the proposed Reorganization, each shareholder of Cortland would receive that number of full and fractional shares of DIF equal in aggregate value at the time of the exchange to the aggregate value of such shareholder's shares of Cortland. The Reorganization is expected to constitute a tax-free exchange of shares for Cortland shareholders and is not expected to have any tax impact to the shareholders of DIF.

          The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Short Term Income Fund, Inc. ("STIF"), two other registered investment companies managed by RTAM are considering proposals to transfer substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF around the same time as the proposed Reorganization of Cortland. The proposed Reorganization is, however, in no way contingent on the approval by shareholders of DTIF or STIF of the proposed reorganization of those funds into DIF. Therefore, if approved by the shareholders of Cortland, the proposed Reorganization will occur regardless of the approval of the reorganization of DTIF or STIF into DIF.

          The implementation of the Reorganization is subject to a number of conditions set forth in the Plans. Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

Comparison of Investment Objectives and Policies of the Funds.

          Cortland and DIF are both organized as open-end management investment companies. Both Funds are diversified funds, which means that they are limited as to amounts they may own of issuers with respect to 75% of their assets. The investment objectives of CORT MM and MM DIF are substantially the same. CORT MM seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. While MM DIF seeks to provide its investors with as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. CORT MM seeks to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less. MM DIF principally invests in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. CORT MM and MM DIF both seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value their investment portfolios at amortized cost and seek to maintain a net asset value of $1.00 per share.

          The investment objective of CORT GOV and GOV DIF are also substantially the same. CORT GOV seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. GOV DIF seeks to provide its investors with as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment strategies used by CORT GOV and GOV DIF are also substantially similar. CORT GOV and GOV DIF seek to achieve their objective by investing in at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes.

          The investment objectives of CORT MUNI and MUNI DIF are substantially the same. CORT MUNI seeks to provide its investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and liquidity. MUNI DIF seeks to provide its investors with as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. CORT MUNI intends to achieve its investment objective by investing principally in short-term, high quality, debt obligations issued by states and municipal governments and their authorities, agencies and political subdivisions. MUNI DIF seeks to achieve its objective by investing principally in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, the interest on which is exempt from regular federal income tax. Both CORT MUNI and MUNI DIF are money market funds which invest in high quality, short-term debt instruments.

          Additionally, all the Funds seek to maintain investment portfolios with a dollar-weighted average maturity of 90 days or less, to value their investment portfolios at amortized cost and to maintain a net asset value of $1.00 per share. The investment policies and strategies of the all of the Funds are described in greater detail in "Additional Information About the Funds."


Comparison of Investment Management, Administration and Distribution and Service Plan Arrangements and Fees.

          RTAM serves as the investment manager for all of the Funds. RTAM also serves as administrator for all of the Funds. As discussed in greater detail under "Comparison of Fees and Expenses," if the Reorganization is approved, in some cases the effective expense ratio of your shares in DIF immediately after the closing of the transaction is expected to be equal to, or in some cases higher or lower, than the effective current expense ratio of your shares in Cortland.

          CORT MM Reorganization - Expense Impact
          ---------------------------------------

          For existing Cortland Class shareholders of CORT MM, if the Reorganization is approved, in exchange for your Cortland Class shares you will receive Retail Class shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements(1), the expense ratio of the Retail Class shares of MM DIF immediately after the Reorganization will be the same as the current expense ratio of Cortland Class shares of CORT MM. Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of MM DIF is expected to be 16 basis points (.16%) higher than the current expense ratio of Cortland Class shares of CORT MM.

          For existing money market Xpress Fund shareholders of CORT MM, if the Reorganization is approved, in exchange for your money market Xpress Fund shares of CORT MM you will receive money market Xpress Fund shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that the expense ratio of the money market Xpress Fund shares of MM DIF immediately after the Reorganization will be 6 basis points (.06%) higher than the current expense ratio of money market Xpress Fund shares of CORT MM.

          For existing Short Term Fund General Class shareholders of CORT MM, if the Reorganization is approved, in exchange for your Short Term Fund General Class shares you will receive Retail Class shares of MM DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements the expense ratio of the Retail Class shares of MM DIF immediately after the Reorganization will be 2 basis points (.02%) lower than the current expense ratio of Short Term Fund General Class shares of CORT MM. Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of MM DIF is expected to be 14 basis points (.14%) higher than the current expense ratio of Short Term Fund General Class shares of CORT MM.

          CORT GOV - Expense Impact
          -------------------------

          For existing Cortland Class shareholders of CORT GOV, if the Reorganization is approved, in exchange for your Cortland Class shares you will receive Retail Class shares of
--------------------
(1) All contractual waivers for MM DIF, GOV DIF and MUNI DIF discussed in this section would be in place at least through July 31, 2008 and may be renewed for additional annual terms.

GOV DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Retail Class shares of GOV DIF immediately after the Reorganization will remain the same as the current expense ratio of Cortland Class shares of CORT GOV.(2) Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of GOV DIF is expected to be 29 basis points (.29%) higher than the current expense ratio of Cortland Class shares of CORT GOV.

          CORT MUNI - Expense Impact
          --------------------------

          For existing Cortland Class shareholders of CORT MUNI, if the Reorganization is approved, in exchange for your Cortland Class shares you will receive Retail Class shares of MUNI DIF. As discussed in detail under "Comparison of Fees and Expenses," it is currently expected that, after contractual waivers and reimbursements, the expense ratio of the Retail Class shares of MUNI DIF immediately after the Reorganization will be 1 basis point (.01%) higher than the current expense ratio of Cortland Class shares of CORT MUNI. Absent such contractual waivers and reimbursements, the expense ratio of Retail Class shares of MUNI DIF is expected to be 30 basis points (.30%) higher than the current expense ratio of Cortland Class shares of CORT MUNI.

Investment Management and Administration Arrangements.
------------------------------------------------------

          Pursuant to the Investment Management Contracts between the Funds and RTAM, RTAM manages each Fund's portfolio of securities and makes all decisions with respect to the purchase and sale of investments, subject to the general supervision of the Boards of the Funds. The Investment Management Contracts for both Funds do not materially differ.

          RTAM receives higher management fees from Cortland than from DIF. Pursuant to its Investment Management Contract with DIF, RTAM receives an annual management fee of .12% of each of MM DIF's, GOV DIF's and MUNI DIF's average daily net assets. In contrast, pursuant to its Investment Management Contract with Cortland, RTAM receives an annual management fee, as a percentage of each of CORT MM's, CORT GOV's and CORT MUNI's average daily assets, respectively, as follows:

                    Asset Range                     Fee Rate
          ------------------------------ ------------------------------
                Up to $500 million                    .80%

                Greater than $500                    .775%
            million, up to $1 billion

             Greater than $1 billion,                .750%
                up to $1.5 billion

            Greater than $1.5 billion                .725%


--------------------
(2) During the Fiscal Year ended March 31, 2007, CORT GOV's Distributor voluntarily waived a portion of the Cortland Class' 12b-1 Fee. After such waivers, the 12b-1 Fee was 0.24% and the Net Annual Fund Operating Expenses for the fiscal year were 0.99%. As a result of this voluntary waiver, the expense ratio of the Retail Class shares of MM DIF would be 1 basis point (.01%) higher than the current expense ratio of the Cortland Class shares of CORT GOV.

          Under the proposed Reorganization, RTAM will receive administrative services fees from DIF. Pursuant to the Administrative Services Contract between RTAM and DIF, RTAM performs clerical, accounting supervision and office service functions for DIF. RTAM provides DIF with personnel to perform all of the clerical and accounting type functions not performed by RTAM.

          Pursuant to the Administrative Services Contract, MM DIF, GOV DIF and MUNI DIF pay RTAM an annual fee of .05% of their average daily net assets. In contrast, CORT MM, CORT GOV and CORT MUNI do not pay RTAM an annual fee for administrative services. Pursuant to the Sub-Accounting and Administration Agreement between CORT MM and Reich & Tang Distributors, Inc., CORT MM's Short Term Fund General Shares class pays Reich & Tang Distributors, Inc. a sub-accounting fee of up to .10% of its average daily net assets.

Distribution Arrangements.
--------------------------

          Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of RTAM, acts as the principal distributor for the Funds. The Distributor, as agent for the Funds, uses its best efforts to distribute shares of the Funds on a continuous basis. The Funds have adopted Distribution and Service Plans pursuant to Rule 12b-1 under the Act (the "12b-1 Plans"). Under the 12b-1 Plans, each Fund compensates the Distributor to finance activity primarily intended to result in the sale of its shares. Such sales activities include the printing and mailing of prospectuses to persons other than then-current shareholders, the printing and mailing of sales literature and compensation to participating organizations. The Distributor receives higher servicing fees from certain classes of DIF than from Cortland. Pursuant to the Shareholder Servicing Agreement for Cortland, the Distributor receives a servicing fee equal to .25% per annum of the average daily net assets of the CORT MM's money market Xpress Fund. Under the Shareholder Servicing Agreements for DIF, the Distributor will continue to receive a servicing fee equal to .25% per annum of the average daily net assets of MM DIF's money market Xpress Fund. In contrast, whereas the Distributor previously did not receive a shareholder servicing fee from the Cortland Class of CORT MM, CORT GOV and CORT MUNI and the Short Term Fund General Class of CORT MM, the Distributor now receives a fee equal to .25% per annum of the average daily net assets of the Retail Class of MM DIF, GOV DIF and MUNI DIF. These fees are accrued daily and paid monthly.

          In addition, the Distributor receives higher distribution fees from the classes of DIF than from Cortland. Pursuant to the Distribution Agreement for Cortland, the Distributor receives a fee of .25% per annum of the average daily net assets for all classes of Cortland. In contrast, pursuant to the Distribution Agreements for DIF, the Distributor receives a fee per annum of the average daily net assets for the classes of shares, of MM DIF, GOV DIF and MUNI DIF, respectively, as follows:


  PORTFOLIO                     CLASS                    DISTRIBUTION FEE
  ---------                     -----                    ----------------
Money Market:              Retail                              0.65%

                           money market Xpress Fund            0.75%

U.S. Government:           Retail                              0.65%

Municipal:                 Retail                              0.65%

          These above referenced fees are accrued daily and paid monthly. The 12b-1 Plans for each Fund is a "compensation" plan, which means that the Funds are required to pay the fee whether or not the Distributor has incurred that level of expenses reimbursable under the plan.

In both cases, the Board considers the actual amounts expended by the Distributor in determining whether or not to renew the 12b-1 Plans. Shares of the Funds may be sold through broker-dealers who have entered into sales agreements with the Distributor. Shares of the Funds are offered for sale on a no-load basis, which means that no sales commissions are charged on purchases of these shares.

Purchases, Redemptions and Exchanges.
-------------------------------------

          The Funds sell and redeem their shares on a continuous basis at their net asset values and do not impose a sales charge for either sales or redemptions. Other purchase, redemption and exchange procedures applicable to the Funds are substantially similar.

Tax Consequences.
-----------------

          In the opinion of Paul, Hastings, Janofsky & Walker LLP, the proposed transaction will qualify as a tax-free reorganization for federal income tax purposes. As a result, no gain or loss will be recognized by either DIF, Cortland, or the shareholders of Cortland as a result of the Reorganization. However, Cortland will have non-qualifying gross income equal to its reorganization expenses paid by RTAM. See "Information About the Reorganization--Federal Income Tax Consequences."

Other Considerations.
---------------------

          Approval of the proposed Reorganization requires the approval of each class of shares of Cortland. In the event the shareholders of a class of CORT MM, CORT GOV or CORT MUNI do not approve the Reorganization, the Board will consider possible alternatives to the proposed Reorganization, including the liquidation of that class of CORT MM, CORT GOV or CORT MUNI. Shareholders have no right of appraisal, but may continue to redeem their shares in accordance with Cortland's normal redemption policies. Be advised that approval of the proposed Reorganization with respect to each class of shares is not contingent upon the approval of all of the classes.

Cost of the Reorganization.
---------------------------

          All legal fees and other costs associated with this Reorganization incurred by Cortland including legal fees, the cost of the preparation and distribution of the proxies and proxy statements and any other out-of-pocket expenses in an amount of approximately $1,050,000 will be borne by RTAM.


Comparison of Fees and Expenses

          The following table shows the comparative fees and expenses of the Funds as of March 31, 2007. The table also reflects the pro forma fees for DIF after giving effect to the Reorganization.

Fee Table

------------------------------------------------------------------------------------------------------------------------------------
                                                                  Cortland                    DIF           Pro Forma DIF Combined
                                                          -------------------------- --------------------- -------------------------
Shareholder Fees
----------------
(fees that are paid directly from your investment)

Sales Charge (Load) Imposed on Purchases..................           None                     None                   None
Wire Redemption Fee.......................................         $15.00*                  $15.00*                $15.00*

--------------------

* There is a $15 fee for all wire redemptions of less than $10,000.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                             CORTLAND                  |              DIF             |         PRO FORMA DIF
                                         (Acquired Fund)               |       (Surviving Fund)       |           COMBINED
                           ------------------------------------------- | ---------------------------- | ----------------------------
                                      Money Market Portfolio           |    Money Market Portfolio    |    Money Market Portfolio
                           ------------------------------------------- | ---------------------------- | ----------------------------
                                            Short Term    money market |                 money market |                 money market
                              Cortland     Fund General   Xpress Fund  |  Retail Class   Xpress Fund  |  Retail Class   Xpress Fund
                           -------------  -------------  ------------- | -------------  ------------- | -------------  -------------
Management Fees...........    0.74%           0.74%         0.74%      |        0.12%           0.12% |         0.12%         0.12%
Distribution and Service                                               |                              |
(12b-1) Fees..............    0.25%          0.25%          0.50%      |        0.90%           1.00% |         0.90%         1.00%
Other Expenses............    0.01%          0.03%          0.01%      |       0.14%*          0.19%* |        0.14%*         0.19%*
   Administration                                                      |                              |
   Fees................... 0.00%          0.00%          0.00%         | 0.05%          0.05%         | 0.05%          0.05%
                           -------------  -------------  ------------- | -------------  ------------- | -------------  -------------
Total Annual Fund                                                      |                              |
Operating Expenses........    1.00%          1.02%          1.25%      |       1.16%**          1.31% |       1.16%**         1.31%
   Less Fee Waivers.......    0.00%          0.00%          0.00%      |     (0.16%)**          0.00% |     (0.16%)**         0.00%
                           =============  =============  ============= | =============  ============= | =============  =============
   Net Operating                                                       |                              |
   Expenses...............    1.00%          1.02%          1.25%      |       1.00%**          1.31% |       1.00%**         1.31%
                           =============  =============  ============= | =============  ============= | =============  =============

--------------------

     *These percentages are based on estimated amounts for the current fiscal year as there were no shares of the money market Xpress Fund classes issued during the fiscal year ended March 31, 2007 and the Retail Class was not in existence until November 28, 2006.

     **RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.

Example

This Example is intended to help you compare the cost of investing in Cortland, DIF and the combined fund. The expenses shown are at levels anticipated for the current fiscal year.

          The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           1 Year   3 Years   5 Years     10 Years
                                                                                          -------   -------   -------   -----------
Cortland:           Money Market Portfolio                               Cortland Class:  $   102   $   318   $   552   $   1,225
                    Money Market Portfolio                Short Term Fund General Class:  $   104   $   325   $   563   $   1,248
                    Money Market Portfolio               money market Xpress Fund Class:  $   127   $   397   $   686   $   1,511

DIF:                Money Market Portfolio                                 Retail Class:  $   102   $   353   $   623   $   1,395
                    Money Market Portfolio               money market Xpress Fund Class:  $   133   $   415   $   718   $   1,579
Pro Forma DIF
Combined:           Money Market Portfolio                                 Retail Class:  $   102   $   353   $   623   $   1,395
                    Money Market Portfolio               money market Xpress Fund Class:  $   133   $   415   $   718   $   1,579

Fee Table

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Pro Forma DIF
                                                                  Cortland                    DIF                   Combined
                                                          -------------------------- --------------------- -------------------------
Shareholder Fees
----------------
(fees that are paid directly from your investment)

Sales Charge (Load) Imposed on Purchases..................           None                     None                   None
Wire Redemption Fee.......................................         $15.00*                  $15.00*                $15.00*

--------------------

*    There is a $15 fee for all wire redemptions of less than $10,000.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                                                CORTLAND         |            DIF          |      PRO FORMA DIF
                                                             (Acquired Fund)     |     (Surviving Fund)    |         COMBINED
                                                         ----------------------- | ----------------------- | -----------------------
                                                           Municipal Portfolio   |   Municipal Portfolio   |   Municipal Portfolio
                                                         ----------------------- | ----------------------- | -----------------------
                                                              Cortland Class     |       Retail Class      |       Retail Class
                                                         ----------------------- | ----------------------- | -----------------------
Management Fees.........................................          0.74%          |          0.12%          |          0.12%
Distribution and Service (12b-1) Fees...................          0.25%          |          0.90%          |          0.90%
Other Expenses..........................................          0.00%*         |          0.27%**        |          0.27%**
   Administration Fees.................................. 0.00%                   | 0.05%                   | 0.05%
                                                         ----------------------- | ----------------------- | -----------------------
Total Annual Fund Operating Expenses....................          0.99%          |          1.29%***       |          1.29%***
   Less Fee Waivers.....................................          0.00%          |         (0.29%)***      |         (0.29%)***
                                                         ======================= | ======================= | =======================
   Net Operating Expenses...............................          0.99%          |          1.00%***       |          1.00%***
                                                         ======================= | ======================= | =======================

     * Other expenses in the Cortland Class amounted to less than 0.01%.

     **These percentages are based on estimated amounts for the current fiscal year as the Retail Class was not in existence until December 8, 2006.

     ***RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.


Example

This Example is intended to help you compare the cost of investing in Cortland, DIF and the combined fund. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               1 Year        3 Years       5 Years      10 Years
                                                                            ------------  ------------  ------------  ------------
Cortland:                  Municipal Portfolio      Cortland Class          $     102     $     318     $     552     $   1,225

DIF:                       Municipal Portfolio      Retail Class            $     102     $     380     $     680     $   1,531

Pro Forma DIF Combined:    Municipal Portfolio      Retail Class            $     102     $     380     $     680     $   1,531

Fee Table

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Pro Forma DIF
                                                                  Cortland                    DIF                   Combined
                                                          -------------------------- --------------------- -------------------------
Shareholder Fees
----------------
(fees that are paid directly from your investment)

Sales Charge (Load) Imposed on Purchases..................           None                     None                   None
Wire Redemption Fee.......................................         $15.00*                  $15.00*                $15.00*

--------------------

* There is a $15 fee for all wire redemptions of less than $10,000.


Annual Fund Operating Expenses
------------------------------
(expenses that are deducted from Fund assets)

                                                    CORTLAND                         DIF                      PRO FORMA DIF
                                                (Acquired Fund)                (Surviving Fund)                  COMBINED
                                         -----------------------------  -----------------------------  -----------------------------
                                           U.S. Government Portfolio      U.S. Government Portfolio      U.S. Government Portfolio
                                                 Cortland Class                 Retail Class                   Retail Class
                                         -----------------------------  -----------------------------  -----------------------------
Management Fees.........................                0.74%                         0.12%                         0.12%
Distribution and Service (12b-1) Fees...                0.25%                         0.90%                         0.90%
Other Expenses..........................                0.01%                         0.27%*                        0.27%*
   Administration Fees..................   0.00%                          0.05%                          0.05%
                                         -----------------------------  -----------------------------  -----------------------------
Total Annual Fund Operating Expenses....                1.00%                         1.29%**                       1.29%**
                                         =============================  =============================  =============================
   Less Fee Waivers.....................                0.00%                        (0.29%)**                     (0.29%)**
   Net Operating Expenses...............                1.00%                         1.00%**                       1.00%**
                                         =============================  =============================  =============================


     * These percentages are based on estimated amounts for the current fiscal year as the Retail Class was not in existence until December 12, 2006.

     ** RTAM and the Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.00% for the Retail class shares, through July 31, 2008.

Example

This Example is intended to help you compare the cost of investing in Cortland, DIF and the combined fund. The expenses shown are at levels anticipated for the current fiscal year.

The Example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                     1 Year      3 Years      5 Years     10 Years
                                                                                   -----------  -----------  ----------  -----------
Cortland:        U.S. Government Portfolio                        Cortland Class:  $     102    $     318    $     552   $   1,225

DIF:             U.S. Government Portfolio                          Retail Class:  $     102    $     380    $     680   $   1,531

Pro Forma        U.S. Government Portfolio                          Retail Class:  $     102    $     380    $     680   $   1,531
Combined:

This Synopsis is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, including information incorporated by reference herein.

The principal risks of investing in the Funds are substantially similar and are summarized below:

  o Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the Funds.

  o The value of the Funds' shares and the securities held by the Funds can each decline in value.

  o The amount of income the Funds generate will vary with changes in prevailing interest rates.

  o An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

  o Each Fund complies with industry-standard requirements on the quality, maturity and diversification of its investments which are designed to help maintain a $1.00 share price. A significant change in interest rates or a default on the Fund's investments could cause its share price (and the value of your investment) to change.

The principal investment risks of the Funds are described in greater detail in "Additional Information About the Funds."

                      INFORMATION ABOUT THE REORGANIZATION


Material Features of the Plans
The Agreements and Plans of Reorganization and Liquidation set forth the terms and conditions of the Reorganization. Significant provisions of the Plans are summarized below; however, this summary is qualified in its entirety by reference to the Plans, copies of which are attached as Exhibits A, B and C to this Combined Proxy Statement/Prospectus.

At consummation of the Reorganization, if it is approved by the shareholders of Cortland, substantially all of the assets and liabilities of Cortland would be transferred to DIF in exchange for shares of DIF (liabilities as of the date of the transfer of assets will consist primarily of accrued but unpaid normal operating expenses of Cortland, including the cost of any portfolio securities purchased but not yet settled). The sale of assets by Cortland will occur at their current market value as determined in accordance with Cortland's valuation procedures and shares of DIF to be issued to Cortland shall be valued at their current net asset value determined in accordance with DIF's valuation procedures. These shares would be distributed by Cortland to its shareholders in exchange for their shares of Cortland. Such exchange will occur at each shares' current net asset value. Specifically, holders of Cortland Class shares in CORT MM, CORT GOV and CORT MUNI will receive Retail Class shares of MM DIF, GOV DIF and MUNI DIF, respectively; Short Term Fund General Class shares in CORT MM will receive Retail Class shares of MM DIF; and money market Xpress Fund Class shares of CORT MM will receive money market Xpress Fund Class shares of MM DIF. Following this distribution, Cortland would be liquidated and dissolved and its registration under the Act would be terminated.

After completion of the Reorganization, each shareholder of Cortland will own shares of DIF equal in aggregate net asset value to the current aggregate net asset value of their shares of Cortland. In essence, shareholders of Cortland who vote their shares in favor of the Plans are electing to redeem their shares of Cortland at net asset value and reinvest the proceeds in shares of DIF at net asset value without a sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Federal Income Tax Consequences" below).

RTAM will bear the cost of all legal and other expenses associated with the Reorganization, including accounting, printing, transfer agency, filing, proxy soliciting, transfer taxes and similar expenses. These expenses are expected not to exceed $1,050,000.

The consummation of the Reorganization is contingent upon a number of conditions, including the approval by the shareholders of each class of CORT MM, CORT GOV and CORT MUNI, separately, and the receipt of the opinions of counsel as to the tax-free nature of the transactions. See Exhibits A, B and C. Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If shareholders of a particular class of CORT MM, CORT GOV and CORT MUNI do not approve the Plans, the Reorganization will not be effected for that class and the Board will consider possible alternatives, including the possible liquidation of the class, portfolio or Cortland. In addition, under the Plans, either Cortland or DIF may abandon and terminate the Plans at any time prior to the Closing Date (as defined in the Plans attached hereto as Exhibits A, B and C) without liability if (i) the other party breaches any material provision of the Plans, (ii) prior to the Closing Date, any legal, administrative or other proceeding shall be instituted or threatened seeking to restrain or otherwise prohibit the transactions contemplated by the Plans and/or asserting a material liability of either party, which proceeding has not been terminated or the threat thereto removed prior to the Closing Date or (iii) on the Valuation Date (as defined in the Plans attached hereto as Exhibits A, B and C) either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares and such suspension continues for a period of 60 days beyond the Valuation Date.

The actual exchange of assets is expected to take place on or about November 9, 2007 (defined in the Plans as the "Closing Date"). The stock transfer books of Cortland will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received after that date will be treated as requests for redemptions of shares of DIF to be distributed to the shareholders requesting redemption. If any shares of Cortland are represented by a share certificate, the certificate must be surrendered to the Fund's transfer agent for cancellation before DIF's shares issuable to the shareholder pursuant to these Plans will be redeemed. Any special options relating to a shareholders account in Cortland will transfer over to DIF without the need for the shareholder to take any action.

Under the Plans, within one year after the Closing Date, Cortland shall (a) effect its liquidation and dissolution under Maryland law, terminate its registration under the Act and file a final report to the SEC under the Act, and
(b) either pay or make provision for all of its debts and taxes.

The Plans provide that the Board of Directors of Cortland will declare a dividend or dividends with respect to the Funds prior to the Closing Date. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of Cortland all undistributed ordinary income earned and net capital gains recognized up to and including the Closing Date. Shareholders of Cortland will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

If the Plans are approved by shareholders, Cortland reserves the right to sell portfolio securities and/or purchase other securities, to the extent necessary so that the asset composition of Cortland is consistent with the investment policies and restrictions of DIF. To the extent Cortland sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by RTAM. However, it is not the present intention of Cortland to engage in such transactions.

Either Fund's Board may abandon the Plans at any time for any reason prior to the Closing Date. The Plans provide further that at any time prior to the Reorganization, the Funds may at any time (to the fullest extent permitted by law), with authorization by the Board, amend any of the provisions of the Plans.

Reasons for the Reorganization

The Boards considered the proposed transfer to DIF of substantially all of the assets and liabilities of Cortland in exchange for shares of DIF, to be distributed to the shareholders of Cortland in liquidation and dissolution of Cortland and adopted the Plans at a meeting on June 7, 2007. At the meeting, RTAM recommended to the Boards that they adopt the Plans.

In approving the Reorganization, the Board of Directors of Cortland determined that it is in the best interests of CORT MM, CORT GOV and CORT MUNI and their shareholders to reorganize CORT MM, CORT GOV and CORT MUNI into MM DIF, GOV DIF and MUNI DIF, respectively. The Board of Trustees of DIF also determined that the consummation of the Reorganization was in the best interests of the shareholders of MM DIF, GOV DIF and MUNI DIF. In making this determination, the Boards considered a number of factors, including, the similarity of the investment strategies of the Funds; the greater asset size of DIF relative to that of Cortland and the possibility that greater aggregate assets upon consummation of the proposed Reorganization would allow DIF to take advantage of the possible benefits of a larger asset base, including economies of scale; the relative performance of the Funds; that the proposed reorganization would be tax-free for shareholders of Cortland and would have no tax impact on shareholders of DIF; and that the interests of CORT MM, CORT GOV and CORT MUNI shareholders and MM DIF, GOV DIF and MUNI DIF shareholders would not be diluted as a result of the proposed Reorganization.

The Boards considered the proposed Reorganization both on a stand-alone basis and as part of a larger proposed restructuring of certain of the funds in the Reich & Tang fund complex involving the proposed transfer by DTIF and STIF of substantially all of their respective assets into the most nearly comparable classes of the appropriate portfolio of DIF at approximately the same time as the proposed Reorganization of Cortland. The Directors of Cortland considered the differences in the expense ratios of each class of DIF as compared to Cortland. The Directors of Cortland considered RTAM's commitment to enter into an Expense Limitation Agreement with respect to the Retail Class of MM DIF, GOV DIF and MUNI DIF to maintain expense ratios at, or in one case slightly lower than the current expense ratios for the respective class of the CORT MM, CORT GOV or CORT MUNI through July 31, 2008. In particular, the Directors of Cortland noted that following the contractual waivers and/or reimbursements, the expense ratio of MM DIF's, GOV DIF's and MUNI DIF's Retail Class shares would be the same as the current expense ratio for CORT MM's, CORT GOV's and CORT MUNI's Cortland Class shares; and the expense ratio of MM DIF's Retail Class shares would be slightly lower than the current expense ratio for CORT MM's Short Term Fund General Class shares. The Directors of Cortland further noted the agreement between DIF's Trustees and RTAM that subsequent to July 31, 2008, the expense caps would not be eliminated or modified through July 31, 2009, without the Trustees' prior approval. The Directors of Cortland considered RTAM's submission that potential reasons for the expense cap's modification may include, but not be limited to, an increase in costs to DIF or RTAM, the need to maintain a competitive position in the marketplace, or a change in interest rates. The Directors of Cortland also noted that the expense ratio for MM DIF's money market Xpress Fund Class shares would be slightly higher than the current expense ratio for CORT MM's money market Xpress Fund Class shares.

The Boards also considered the fact that the Funds share the same service providers and considered RTAM's view that a reduction in expenses could potentially be realized as a result of the elimination of duplicative costs presently incurred for services that are performed for both Funds. The Boards considered the impact of the proposed Reorganization on RTAM, noting that it would have tangible, but mixed benefits to RTAM. The Boards considered that RTAM expected to experience a decline in advisory fee revenue and an increase in its distribution costs payable to third parties as a result of the Reorganization but also expected to experience a significant reduction in fund related expenses and in expense reimbursements. The Boards noted that RTAM expected that the Reorganization would result in a net financial benefit to RTAM but that Management noted that the current arrangement between it and the Funds generally did not yield an appropriate profit to RTAM at levels that assured its long term financial health and viability. Management added and the Boards considered that current profit levels for RTAM combined with pressure to increase payouts to third party intermediaries that work with the Funds had negatively impacted RTAM's returns from the Funds and may impact RTAM's ability to service the Funds in the future.

The Directors of Cortland also considered RTAM's view that the most appropriate method of combining the Funds would be through a tax-free reorganization of the assets of the Funds and that the Reorganization was a better alternative than other available alternatives, including continuing the Cortland Funds or their liquidation. The Directors of Cortland considered that shareholder approval to the Reorganization would be required and that shareholders who disapproved of the Reorganization had the ability to redeem their shares without payment of a redemption fee. Approval of the proposed Reorganization is contingent on the approval of shareholders as of the record date of each class of CORT MM, CORT GOV and CORT MUNI. Failure to gain such approval may result in, among other things, in the liquidation of the class, portfolio series, or Cortland itself.


Federal Income Tax Consequences

Each Fund intends to qualify as of the Closing Date, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds have been, and expect to continue to be, relieved of all or substantially all federal income taxes. The exchange of the assets of Cortland for shares of DIF and the assumption by DIF of the liabilities of Cortland, and the liquidation of Cortland, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) Code. As a condition to the closing of the proposed transaction, the Funds will each receive the opinion of Paul, Hastings, Janofsky & Walker LLP, counsel to the Funds, to the effect that, based on certain assumptions and on the existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

          (1) The transfer of all of the assets and liabilities of Cortland to DIF in exchange for shares of DIF and the distribution to shareholders of Cortland of shares of DIF, as described in the Plans, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and Cortland and DIF each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Cortland upon (a) the transfer of its assets and liabilities to DIF in exchange for the issuance of shares of DIF to Cortland and the assumption by DIF of Cortland liabilities, if any, and (b) the distribution by Cortland to its shareholders of shares of DIF received as a result of the Reorganization (Sections 361(a), 354(a) and 357(a) of the Code);

          (3) No gain or loss will be recognized by DIF upon its receipt of the assets and liabilities of Cortland in exchange for the issuance of shares of DIF to Cortland and the assumption by DIF of Cortland liabilities, if any (Section 1032(a) of the Code);

          (4) The tax basis of DIF shares received by a shareholder of Cortland will be the same as the tax basis of the shareholder's Cortland shares immediately prior to the Reorganization (Section 358(a)(i) of the Code);

          (5) The tax basis of DIF in the assets and liabilities of Cortland received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of Cortland immediately before the Reorganization (Section 362(b) of the Code);

          (6) The tax holding period for the shares of DIF issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of Cortland exchanged therefore, provided that the shareholder held such shares of Cortland as capital assets;

          (7) The tax holding period for DIF with respect to the assets and liabilities of Cortland received in the Reorganization will include the period for which such assets and liabilities were held by Cortland (Section 1223(2) of the Code); and

          (8) Cortland shareholders will not recognize gain or loss upon the exchange of their shares of Cortland for shares of DIF as part of the Reorganization.


Cortland will have non-qualifying income in an amount equal to its reorganization expenses paid by RTAM. Cortland does not expect such non-qualifying income to prevent it from qualifying as a regulated investment company.

Shareholders of Cortland should consult their tax advisers regarding the effect, if any, of the proposed transaction in light of their individual circumstances, including state and local tax consequences, if any, of the proposed transaction.


Description of Shares to be Issued

Full and fractional shares of MM DIF, GOV DIF and MUNI DIF will be issued to shareholders of CORT MM, CORT GOV AND CORT MUNI, respectively, in accordance with the procedures under the Plans as described above. DIF's Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in DIF in an unlimited number of series of shares. DIF consists of four series, MM DIF, the U.S. Treasury Portfolio, MUNI DIF and GOV DIF. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by a fund and in the fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of DIF into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of each fund and to approve the fund's Investment Management Contracts and Distribution Plans pursuant to Rule 12b-1 of the Act.

DIF is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the DIF's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment.

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, DIF's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of DIF and provides for indemnification and reimbursement of expenses out of DIF property for any shareholder held personally liable for the obligations of DIF. DIF's Declaration of Trust further provides that obligations of DIF are not binding upon the Trustees individually but only upon the property of DIF and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Capitalization Tables (Unaudited)


          The table below sets forth the existing capitalization of the Funds, as well as the pro forma capitalization of DIF following the consummation of the Reorganization, as of March 31, 2007:

                                     MM DIF
                                     ------

                                                   money market
                               Retail Class        Xpress Class
                            ------------------  ------------------
Net Assets:                 $  897,903,953      $            0
                            ----------------    ----------------
Shares Outstanding:            897,903,953                   0
                            ----------------    ----------------
Net Asset Per Share:        $         1.00      $            0
                            ----------------    ----------------


                                     CORT MM
                                     -------

                                             money market     Short Term General
                        Cortland Class       Xpress Class            Fund
                      ------------------  ------------------  ------------------
Net Assets:           $ 471,363,205       $ 1,475,323,608     $   32,104,675
                      ----------------    ----------------    ----------------
Shares Outstanding:     471,363,552         1,475,324,695         32,104,699
                      ----------------    ----------------    ----------------
Net Asset Per Share:  $        1.00       $          1.00     $         1.00

                                    Pro Forma
                                Combined MM DIF*
                                ----------------

                                                                 Retail Class
                         Retail Class                             (following
                          (following                           Reorganization of
                      Reorganization of      money market        the Short Term
                      the Cortland Class)    Xpress Class        General Fund)
                      ------------------  ------------------  ------------------
Net Assets:           $ 1,369,267,158     $ 1,475,323,608     $   930,008,628
                      ----------------    ----------------    ----------------
Shares Outstanding:     1,369,267,505       1,475,324,695         930,008,652
                      ----------------    ----------------    ----------------
Net Asset Per Share:  $           1.00    $          1.00     $          1.00
                      ----------------    ----------------    ----------------

--------------------
* Net Assets and Net Asset Value Per Share include the aggregate value of CORT MM net assets that would have been transferred to MM DIF had the Reorganization taken place on March 31, 2007. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued. The pro forma total net assets of all classes of MM DIF following the Reorganization would be $7,277,793,784.

                                     GOV DIF
                                     -------

                                                 Retail Class
                                              ------------------
                    Net Assets:               $   57,051,170
                                              ----------------
                    Shares Outstanding:           57,051,170
                                              ----------------
                    Net Asset Per Share:      $         1.00
                                              ----------------

                                    CORT GOV
                                    --------

                                                Cortland Class
                                              ------------------
                    Net Assets:               $   51,328,231
                                              ----------------
                    Shares Outstanding:           51,330,649
                                              ----------------
                    Net Asset Per Share:      $         1.00
                                              ----------------

                                    Pro Forma
                                Combined GOV DIF*
                                -----------------

                                                 Retail Class
                                              ------------------
                    Net Assets:               $  108,379,401
                                              ----------------
                    Shares Outstanding:          108,381,819
                                              ----------------
                    Net Asset Per Share:      $         1.00
                                              ----------------


--------------------
* Net Assets and Net Asset Value Per Share include the aggregate value of CORT GOV's net assets that would have been transferred to GOV DIF had the Reorganization taken place on March 31, 2007. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued. The pro forma total net assets of all classes of GOV DIF following the Reorganization would be $302,226,752.

                                    MUNI DIF
                                    --------

                                                Retail Class
                                              ------------------
                    Net Assets:               $   41,816,875
                                              ----------------
                    Shares Outstanding:           41,816,875
                                              ----------------
                    Net Asset Per Share:      $         1.00
                                              ----------------

                                    CORT MUNI
                                    ---------

                                                Cortland Class
                                              ------------------
                    Net Assets:               $   46,677,400
                                              ----------------
                    Shares Outstanding:           46,705,944
                                              ----------------
                    Net Asset Per Share:      $         1.00
                                              ----------------

                                    Pro Forma
                               Combined MUNI DIF*
                               ------------------

                                                Retail Class
                                              ------------------
                    Net Assets:               $   88,494,275
                                              ----------------
                    Shares Outstanding:           88,522,819
                                              ----------------
                    Net Asset Per Share:      $         1.00
                                              ----------------


--------------------
* Net Assets and Net Asset Value Per Share include the aggregate value of CORT MUNI's net assets that would have been transferred to MUNI DIF had the Reorganization taken place on March 31, 2007. The data does not take into account expenses incurred in connection with the Reorganization or the actual number of shares that would have been issued. The pro forma total net assets of all classes of MUNI DIF following the Reorganization would be $ 282,975,176.

          There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Funds.

Rights of Securities Holders

          DIF is a Massachusetts business trust. Cortland is a Maryland corporation. As a business trust, DIF is governed by its Declaration of Trust and applicable Massachusetts law. As a corporation, Cortland is governed by its Articles of Incorporation and applicable Maryland law. Shares of the Funds are redeemable at their net asset value. The voting rights of both Funds are substantially the same. The shares of each Fund entitle the holder to one vote per share on the election of board members and all other matters submitted to shareholders. All shares of each class of each such Fund participate equally in its dividends and distributions and in its net assets on liquidation, and all shares of each, when issued, are fully paid and non-assessable, freely transferable and have no preference, pre-emptive or conversion rights. It is contemplated that neither Fund will hold regular annual meetings of shareholders. Other than as described herein, there are no material differences between the rights of securities holders of Cortland and the rights of securities holders of DIF.


                                               ADDITIONAL INFORMATION ABOUT THE FUNDS

                                              Comparison of Other Investment Strategies

                 MM DIF (the Surviving Fund)                                                  COURT MM
                 ---------------------------                                                  --------
------------------------------------------------------------------------------------------------------------------------------------
   MM DIF seeks to achieve its objective by investing                 CORT MM intends to achieve its investment objective by
   principally in short-term money market obligations with            investing at least 80% of its assets in marketable
   maturities of 397 days or less, including bank certificates        securities and instruments issued or guaranteed by the U.S.
   of deposit, time deposits, bankers' acceptances, high              Government or by its agencies or instrumentalities ("U.S.
   quality commercial paper, securities issued or guaranteed by       Government Obligations"), in bank instruments (domestic and
   the United States Government state agencies or                     foreign), in trust instruments, in corporate commercial
   instrumentalities, and repurchase agreements calling for           instruments and in other corporate instruments maturing in
   resale in 397 days or less backed by the foregoing                 397 days or less (collectively, "Money Market Obligations").
   securities.

   United States Government Securities: MM DIF may purchase short-term obligations issued or guaranteed by the United
   States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

   Domestic and Foreign Bank Obligations: MM DIF may purchase         CORT MM may invest in bank instruments, which consist mainly
   securities issued by foreign governments; or any of their          of certificates of deposit, bankers' acceptances and time
   political subsidiaries or agencies or instrumentalities,           deposits. The Fund may also invest in corporate instruments
   certificates of deposit, time deposits and bankers'                supported by bank letters of credit. The Fund generally
   acceptances issued by domestic banks, foreign branches of          limits investments in bank instruments to (a) those that are
   domestic banks, foreign subsidiaries of domestic banks, and        fully insured as to principal by the Federal Deposit
   domestic and foreign branches of foreign banks. Certificates       Insurance Company or (b) those issued by banks which at the
   of deposit are certificates representing the obligation of a       date of their latest public reporting have total assets in
   bank to repay funds deposited with it for a specified period       excess of $1.5 billion. However, the total assets of a bank
   of time. Time deposits are non-negotiable deposits                 will not be the sole factor determining the Fund's
   maintained in a bank for a specified period of time (in no         investment decisions, and the Fund may invest in bank
   event longer than seven days) at a stated interest rate.           instruments issued by institutions that the Board of
   Time deposits purchased by the Fund will not benefit from          Directors (the "Board") of the Company, of which the Fund is
   insurance from the FDIC. Bankers' acceptances are credit           a series, believes present minimal credit risk.
   instruments evidencing the obligation of a bank to pay a
   draft drawn on it by a customer.                                   CORT MM may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations
   MM DIF limits its investments in obligations of domestic           issued by any one bank, subject to the provisions of Rule
   banks, foreign branches of domestic banks and foreign              2a-7 under the Investment Company Act of 1940, as amended
   subsidiaries of domestic banks to banks having total assets        (the "1940 Act"). If the bank is a domestic bank, it must be
   in excess of one billion dollars or the equivalent in other        a member of the Federal Deposit Insurance Company. The Fund
   currencies. MM DIF limits its investments in obligations of        may invest in U.S. dollar-denominated obligations issued by
   domestic and foreign branches of foreign banks to                  foreign branches of domestic banks or foreign branches of
   denominated obligations of such banks which at the time of         foreign banks ("Eurodollar" obligations) and domestic
   investment have more than $5 billion, or the equivalent in         branches of foreign banks ("Yankee dollar" obligations). The
   other currencies, in total assets. These investments must          Fund will limit its aggregate investments in foreign bank
   also meet the quality criteria discussed above.                    obligations, including Eurodollar obligations and Yankee
                                                                      dollar obligations, to 25% of its total assets at the time
   MM DIF generally limits investments in bank instruments to         of purchase, provided that there is no limitation upon the
   (a) those which are fully insured as to principal by the           Fund investments in (a) Eurodollar obligations, if the
   FDIC or (b) those issued by banks which at the date of their       domestic parent of the foreign branch issuing the obligation
   latest public reporting have total assets in excess of $1.5        is unconditionally liable in the event that the foreign
   billion. However, the total assets of a bank will not be the       branch fails to pay on the Eurodollar obligation for any
   sole factor determining MM DIF's investment decisions and MM       reason; and (b) Yankee dollar obligations, if the U.S.
                                                                      branch of the foreign bank is subject to the same regulation as U.S. banks.
------------------------------------------------------------------------------------------------------------------------------------
                                                                  21

------------------------------------------------------------------------------------------------------------------------------------
   DIF may invest in bank instruments issued by institutions          Eurodollar, Yankee dollar and other foreign bank obligations
   which the investment manager believes present minimal credit       include time deposits, which are non-negotiable deposits
   risks.                                                             maintained in a bank for a specified period of time at a
                                                                      stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less,
                                                                      and will limit its purchases of time deposits maturing in
                                                                      two to seven days to 10% of its total assets at the time of purchase.

                                                                      CORT MM may invest in short-term corporate obligations and instruments, including but not limited to corporate
                                                                      commercial paper, notes, bonds and debentures. Corporate
                                                                      commercial instruments generally consist of short-term
                                                                      unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of
                                                                      fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount
                                                                      master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the
                                                                      principal and interest upon notice not exceeding five
                                                                      business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to
                                                                      companies, provided that both such banks and such companies meet the quality standards set forth above. (See the
                                                                      Statement of Additional Information (the "SAI") for
                                                                      information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or
                                                                      variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made
                                                                      possible by the swap of certain payments due on the
                                                                      underlying bonds. The Fund's investment will be limited
                                                                      solely to the debt units and in each case, must meet the
                                                                      credit quality standards under Rule 2a-7 of the 1940 Act.
                                                                      Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement
                                                                      memorandum. Sale of debt units will be effected pursuant to
                                                                      Rule 144A or other exemptions from registration under the
                                                                      Securities Act of 1933, subject to the eligibility of the
                                                                      purchaser and compliance with trust agreement requirements.
                                                                      RTAM will monitor the liquidity of the debt units under the supervision of the Board.

   MM DIF may purchase U.S. dollar-denominated obligations
   issued by foreign branches of domestic banks or foreign
   branches of foreign banks ("Eurodollar" obligations) and
   domestic branches of foreign banks ("Yankee dollar"
   obligations). MM DIF will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio's investment in (a) Eurodollar obligations, if the domestic parent of the foreign branch
   issuing the obligations is unconditionally liable in the
   event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar
   obligations, if the U.S. branch of the foreign bank is
   subject to the same regulation as U.S. banks. Eurodollar,
   Yankee dollar and other foreign bank obligations include
   time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated
   interest rate. MM DIF will limit its purchases of time
   deposits to those which
------------------------------------------------------------------------------------------------------------------------------------
                                                                  22

------------------------------------------------------------------------------------------------------------------------------------
   mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of
   such Fund's total assets at the time of purchase.

   Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized,
   (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations,
   (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

   Variable Amount Master Demand Notes: MM DIF may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

   Loan Participation Interests: MM DIF may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above.

   Commercial Paper And Certain Debt Obligations: MM DIF may purchase commercial paper or similar debt obligations.
   Commercial paper is generally considered to be short-term unsecured debt or corporations.

   Repurchase Agreements: MM DIF may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in MM DIF. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

------------------------------------------------------------------------------------------------------------------------------------
                  GOV DIF (the Surviving Fund)                                                 CORT GOV
                  ----------------------------                                                 --------
------------------------------------------------------------------------------------------------------------------------------------
   GOV DIF seeks to achieve its objective by investing at least       Under normal market circumstances, CORT GOV will invest at
   80% of its net assets in short-term, marketable securities         least 80% of its net assets in short-term U.S. Government
   and instruments issued or guaranteed by the U.S. Government        Obligations, which consist of marketable securities and
   or by its agencies or instrumentalities, ("U.S. Government         instruments issued or guaranteed by the U.S. Government or
   Obligations") with maturities of 397 days or less, and             by its agencies or instrumentalities. Direct obligations are
   repurchase agreements which are collateralized by the              issued by the U.S. Treasury and include bills, certificates of
------------------------------------------------------------------------------------------------------------------------------------
                                                                  23

------------------------------------------------------------------------------------------------------------------------------------
   foregoing securities. For purposes of this test only, net          indebtedness, notes and bonds. Obligations of U.S.
   assets include borrowings for investment purposes. The Fund        Government agencies and instrumentalities ("Agencies") are
   will provide shareholders with at least 60 days' prior             issued by government-sponsored agencies and enterprises
   notice of any change in this policy.                               acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the
                                                                      U.S. Treasury, in some cases payment of interest and
                                                                      principal on such obligations is guaranteed by the U.S.
                                                                      Government, e.g., obligations of the Federal Housing
                                                                      Administration, the Export-Import Bank of the United States,
                                                                      the Small Business Administration, the Government National
                                                                      Mortgage Association, the General Services Administration
                                                                      and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligations of the Federal Home Loan Bank System and the Federal Farm
                                                                      Credit Bank. The Fund will invest in Agencies that are not guaranteed or backed by the full faith and credit of the
                                                                      U.S. Government only when the Board is satisfied that the
                                                                      credit risk with respect to a particular agency or
                                                                      instrumentality is minimal.
   United States Treasury Obligations: Obligations issued by
   the full faith and credit of the United States. U.S.
   Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

   Other Obligations of U.S. Government Agencies and
   Instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S.
   Government, e.g., obligations of the Federal Housing
   Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National
   Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm
   Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

   Repurchase Agreements: GOV DIF may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

------------------------------------------------------------------------------------------------------------------------------------
                 MUNI DIF (the Surviving Fund)                                                CORT MUNI
                 -----------------------------                                                ---------
------------------------------------------------------------------------------------------------------------------------------------
   MUNI DIF seeks to achieve its objective by investing at            CORT MUNI will invest primarily (i.e., at least 80% of its
   least 80% of its net assets in obligations issued by states,       assets) in short-term, high quality, tax-exempt, Municipal
   territories and possessions of the United States and its           Securities.
   political subdivisions, public authorities and other
   entities authorized to issue debt, including Participation         CORT MUNI will invest in Municipal Securities that include
   Certificates therein, the interest on which is exempt from         debt obligations issued to obtain funds for various public
   regular federal income tax. For purposes of this test only,        purposes, including the construction of a wide range of
   net assets include borrowings for investment purposes. The         public facilities, the refunding of outstanding obligations,
   Fund will provide shareholders with at least 60 days'              the obtaining of funds for general operating expenses and
                                                                      lending such funds to other public institutions and
                                                                      facilities. In
------------------------------------------------------------------------------------------------------------------------------------
                                                                  24

------------------------------------------------------------------------------------------------------------------------------------
   prior notice of any change in this policy.                         addition, certain types of private activity bonds or
                                                                      industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the
                                                                      construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be
                                                                      Municipal Securities provided that the interest paid thereon generally qualifies as exempt from federal income tax in the opinion of bond counsel. However, interest on Municipal
                                                                      Securities may give rise to federal alternative minimum tax liability and may have other federal income tax
                                                                      consequences.

                                                                      CORT MUNI also may purchase any Municipal Security that
                                                                      depends on the credit of the U.S. Government and may invest in Municipal Securities that are not rated if, in the
                                                                      opinion of RTAM, and in accordance with procedures
                                                                      established by the Board, such securities possess
                                                                      creditworthiness comparable to those rated obligations in
                                                                      which the Fund may invest. The Fund may, from time to time, on a temporary or defensive basis, invest in short-term,
                                                                      high quality U.S. Government Obligations, Money Market
                                                                      Obligations and repurchase agreements. Income from any such temporary investments would be taxable to shareholders as
                                                                      ordinary income. It is the present policy of the Fund to
                                                                      invest only in securities the interest on which is
                                                                      tax-exempt. Moreover, the Fund will endeavor to be invested at all times in Municipal Securities. It is a fundamental
                                                                      policy of the Fund that its assets will be invested so that at least 80% of its income will be exempt from federal
                                                                      income taxes. The Fund may from time to time hold cash
                                                                      reserves.

                                                                      In order to maintain a share price of $1.00, CORT MUNI must comply with certain federal regulations, which include
                                                                      requirements pertaining to the maturity and credit quality of the securities in which the Fund may invest. The Fund
                                                                      only invests in securities that have or are deemed to have a remaining maturity of 397 days or less. Also, the average
                                                                      maturity for all securities contained in the Fund, on a
                                                                      dollar-weighted basis, is 90 days or less.

                                                                      CORT MUNI only invests in either securities that have been rated (or whose issuers have been rated) in the highest
                                                                      short-term rating category by nationally recognized
                                                                      statistical rating organizations ("NRSROs"), or are unrated securities but that have been determined, by RTAM, to be of comparable quality.

                                                                      Subsequent to its purchase by CORT MUNI, the quality of an investment may cease to be rated or its rating may be
                                                                      reduced below the minimum required for purchase by the Fund.
                                                                      If this occurs, the Board reassess the security's credit
                                                                      risks and shall take such action as it determines is in the best interest of the Fund and its shareholders. Reassessment is not required, however, if the security is disposed of or matures within five business days of RTAM becoming aware of the new rating and provided further that the Board of
                                                                      Directors is subsequently notified of RTAM's actions.

                                                                      Although CORT MUNI will attempt to invest 100% of its total assets in Municipal Securities, the Fund reserves the right to invest up to 20% of its total assets in taxable
                                                                      securities whose interest income is subject to regular
                                                                      federal, state and local income tax, as well as the federal alternative minimum tax. The kinds of taxable securities in which the Fund may invest are limited to specific types of short-term, fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------
                                                                  25

------------------------------------------------------------------------------------------------------------------------------------
                                                                      As a temporary defensive measure CORT MUNI may, from time to time, invest in securities that are inconsistent with its
                                                                      principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions as determined by RTAM. Such a temporary defensive position may prevent the Fund from achieving its investment objective.
   Municipal Securities: MUNI DIF may purchase high quality
   tax-exempt money market instruments ("Municipal
   Securities"), including debt obligations issued to obtain
   funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of
   outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public
   institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial
   development bonds, issued by or on behalf of public
   authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated
   facilities. Such obligations are considered to be Municipal
   Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal
   Securities may give rise to federal alternative minimum tax liability and may have other federal income tax
   consequences.

   Repurchase Agreements: MUNI DIF may enter into repurchase
   agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or
   instrumentalities. A repurchase agreement arises when a
   buyer purchases a security and simultaneously agrees with
   the vendor to resell the security to the vendor at an agreed upon time and price.
----------------------------------------------------------------------------------------------------------------------


                                 VOTING MATTERS


Generally
          This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Cortland for use at a Special Meeting of Shareholders (the "Meeting") to be held at the offices of Cortland at 600 Fifth Avenue, New York, New York 10020, on November 5, 2007, at 9:00 a.m. or any postponement or adjournment thereof, to approve or disapprove the Plans. It is expected that the solicitation of proxies will be primarily by the mailing of this Combined Prospectus/Proxy Statement and the materials accompanying it. Supplemental solicitations may be made by mail, telephone or personal interviews by officers and representatives of Cortland. It is anticipated that banks, broker-dealers and other institutions will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. RTAM may, upon request, reimburse banks, broker-dealers and other institutions for their expenses in forwarding proxy materials to beneficial owners. The expenses in connection with preparing and mailing this Combined Prospectus/Proxy Statement and the material accompanying it will be paid by RTAM.

          Only shareholders of record of Cortland at the close of business on August 24, 2007 (the "Record Date"), will be entitled to vote at the Meeting. As of the Record Date, there were [ ] shares of Cortland Class shares, [ ] shares of money market Xpress Fund shares, and [ ] shares of Short Term General Fund shares of CORT MM issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were [ ] shares of Cortland Class shares of CORT GOV issued and outstanding, with each whole share entitled to one vote and each fraction of a share entitled to a proportionate fraction of a vote. As of the Record Date, there were [ ] shares of Cortland Class shares of CORT MUNI.

          As of the Record Date, the officers and Directors of Cortland, as a group, owned []% of the outstanding shares of [] [if less than 1% of each class of each Portfolio, we can make a general rep]

          As of the Record Date, the officers and Trustees of DIF, as a group, owned []% of the outstanding shares of DIF.

          As of the Record Date, the following person(s) owned of record or beneficially 5% or more of the outstanding shares of Cortland:

                                                % of            Nature of
Name and Address    Portfolio      Class     Ownership          Ownership
----------------    ---------      -----     ---------          ---------
                     CORT MM     Cortland

                     CORT MM     money
                                 market
                                 Xpress

                     CORT MM     Short Term
                                 Fund
                                 General

                     CORT GOV    Cortland

                     CORT MUNI   Cortland

          [As of the Record Date, there were no shareholders of the Retail Class or money market Xpress Fund Class for MM DIF, GOV DIF and MUNI DIF that owned of record or beneficially 5% or more of the outstanding shares of such class of DIF.]

          The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the Act, absent a determination to the contrary by the SEC. A person who controls the Funds could have effective control over the outcome of matters submitted to a vote of shareholders of the Funds. [Based on the information provided above, as of the Record Date, the following person owned a controlling interest in such class of Cortland]:


   Name and Address           Portfolio                 % of Ownership
   ----------------           ---------                 --------------


          [If no person owns more than 25% we can remove this section.]

          [Based on the information provided above, as of the Record Date, no person owned a controlling interest in DIF.]

          If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the instructions thereon. In the absence of any instructions, such proxy will be voted to approve such Plan. Any shareholder giving a proxy may revoke it at any time before the Meeting by submitting to Cortland a written notice of revocation or a subsequently executed proxy, by attending the Meeting and voting in person or by touch-tone telephone or the Internet.

          If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the shares represented thereby will be considered to be present at the meeting for purposes of determining the existence of a quorum for the transaction of business. These broker non-votes and abstentions will not be treated as votes in favor of the Plans.

Quorum and Adjournments

          The presence of the holders of a majority of the issued and outstanding shares of Cortland, in person or by proxy, constitutes a quorum. However, the mere presence of a quorum at the Meeting may not be sufficient to approve one or more of the proposals. If at the time any session of the Meeting is called to order a quorum is not present, in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of one or more of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to any such proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of the proposal, in favor of such an adjournment, and will vote those proxies required to be voted against the proposal, against any such adjournment. A vote may be taken on one or more of the proposals in this proxy statement prior to any such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate.

Vote Required

          In order to approve the proposed Reorganization, each class (Cortland Class, money market Xpress Fund Class and Short Term Fund General Class shareholders) of CORT MM, the Cortland Class shareholders of CORT GOV and the Cortland Class shareholders of CORT MUNI must vote separately in favor of the Reorganization. Approval of the Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares of such class present or represented at the meeting, if shareholders of more than 50% of all shares of the class are present or represented by proxy, or (ii) more than 50% of all shares of the class. If the Reorganization is not approved, the Directors will consider at that time, what proposed actions to take, if any. Such actions may include the liquidation of the class, portfolio series, or Cortland itself.

Appraisal Rights


          Under the State of Maryland and the Act, shareholders of Cortland do not have any rights of share appraisal. Shareholders have the right to redeem their shares of Cortland at net asset value at any time until the close of business on the business day prior to the Closing Date of the Reorganization and, thereafter, on any business day shareholders may redeem at net asset value their shares of DIF acquired by them in the Reorganization.


                              FINANCIAL HIGHLIGHTS

          Financial Highlights for the Funds for their most recent five years (or if shorter, since the Funds' inception) are contained in the Funds' annual reports to shareholders, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.


                              FINANCIAL STATEMENTS

          The audited financial statements for the fiscal year ended March 31, 2007, for DIF, contained in DIF's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. The audited financial statements for the fiscal year ended March 31, 2007, for Cortland, contained in Cortland's annual report to shareholders, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference.


                                  OTHER MATTERS

          As a Maryland Corporation, Cortland is not required, and does not intend, to hold regular annual meetings. Shareholders who wish to present proposals at any future shareholder meeting must present such proposals to the Board at a reasonable time prior to the solicitation of any shareholder proxy.

          The management does not know of any matters to be presented at this Meeting other than that mentioned in this Proxy Statement. If any matters properly come before the meeting, the shares represented by proxies will be voted with respect thereto in accordance with the best judgment of the person or persons voting the proxies.

                          PLEASE VOTE YOUR PROXY TODAY

               Prompt response will save the expense of additional
                                 solicitations.

           CHOOSE THE VOTING METHOD THAT IS MOST CONVENIENT FOR YOU.

1. VOTE BY MAIL: Sign and date your proxy card and return it in the enclosed postage paid envelope. NOTE: Your proxy is not valid unless it is signed.

2. VOTE BY TOUCH-TONE PHONE: Dial _______, enter the CONTROL NUMBER printed in the right-hand column and follow the simple instructions. Telephone voting is available 24 hours a day, 7 days a week. THE CALL IS TOLL-FREE. If you received more than one proxy card, you can vote each card during the call. Each card has a different control number.

3. VOTE VIA THE INTERNET: Log on to www._________.com, enter the CONTROL NUMBER printed in the right-hand column and follow the instructions on the screen. If you received more than one proxy card, you may vote them all during the same session. Each card has a different control number.

                        IF YOU VOTE BY PHONE OR INTERNET,

                      PLEASE DO NOT RETURN YOUR PROXY CARD.


                               VOTE TODAY BY MAIL,

                        TOUCH-TONE PHONE OR THE INTERNET

                         CALL TOLL-FREE ________________

                         OR LOG ON TO www._________.com


                              CORTLAND TRUST, INC.
                                  ("Cortland")

                                  [ ] Portfolio
                                    [ ] Class


       PROXY FOR SPECIAL SHAREHOLDERS MEETING TO BE HELD OCTOBER 2__, 2007

The undersigned shareholder of the [ ] Class of the [ ] Portfolio of Cortland, revoking previous proxies, hereby appoints Richard DeSanctis and Chris Gill, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of Shareholders of Cortland to be held on November 5, 2007, at the offices of Cortland, 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m., Eastern time, and at all adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the proposal specified on reverse side. As to any other matter, said attorneys-in-fact shall vote in accordance with their best judgment.

                                          By Order of the Board of Directors


                                         ANTHONY PACE, Assistant Secretary
                                         _____________, 2007

Please mark your proxy, date and sign it below and return it promptly in the accompanying envelope which requires no postage if mailed in the United States.

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

          PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR HEREON. When signing as attorney, executor, administrator, trustee, guardian, etc., please give your full title as such. Joint owners should each sign this proxy. If account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give title.

                                            Date____________



                                            Signature(s) and Title(s), if
                                            applicable (Sign in the box)

PLEASE FILL IN ONE OF THE BOXES SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. |X|

PLEASE DO NOT USE FINE POINT PENS

--------------------------------------------------------------------------------


PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS.

MANAGEMENT RECOMMENDS A VOTE FOR THE PROPOSAL BELOW. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR FOR THE PROPOSAL IF NO CHOICE IS INDICATED.


-------------------------------------------------------------------------------
Vote on Proposal


1. To approve the Agreement and Plan of          For       Against     Abstain
Reorganization and Liquidation between
the [  ] Portfolio series of Cortland            |_|         |_|         |_|
("CORT __") and the [ ] Portfolio series of the Daily Income Fund ("__ DIF"), which contemplates the transfer to __
DIF of substantially all the assets and
liabilities of CORT __ in exchange for
shares of __ DIF and the distribution of such shares to the shareholders of CORT
__, the liquidation and dissolution of
CORT __, and the termination of CORT
__'s registration under the Investment
Company Act of 1940, as amended; and

2. To transact such other business as
may properly come before the meeting.
-------------------------------------------------------------------------------

          In their discretion, the proxies are authorized to vote on such other business as may properly come before the meeting or any adjournment thereof.

                           PLEASE SIGN ON REVERSE SIDE

                       STATEMENT OF ADDITIONAL INFORMATION

                  Relating to the acquisition of the assets of

                              CORTLAND TRUST, INC.
                                600 Fifth Avenue
                            New York, New York 10020

                        by and in exchange for shares of

                                DAILY INCOME FUND
                                600 Fifth Avenue
                            New York, New York 10020

         This Statement of Additional Information, relating specifically to the proposed acquisition of substantially all of the assets of the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund of Cortland Trust, Inc. ("Cortland") by the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio series of Daily Income Fund ("DIF"), consists of this cover page, pro forma financial statements and the following described documents, each of which is incorporated by reference herein:

         The Statement of Additional Information of DIF dated July 30, 2007;

         The Statement of Additional Information of Cortland dated July 27,
         2007;

         The Annual Report of DIF for the year ended March 31, 2007; and

         The Annual Report of Cortland for the year ended March 31, 2007.

         This Statement of Additional Information is not a prospectus. A Combined Proxy Statement/Prospectus dated September 14, 2007, relating to the above-referenced transaction may be obtained from RTAM, 600 Fifth Avenue, New York, New York 10020, (800) 433-1918. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement/Prospectus.

   The date of this Statement of Additional Information is September 14, 2007.

                                TABLE OF CONTENTS

A.   General Information................................................       1
B.   Additional Information About the Funds.............................       1
C.   Financial Statements...............................................       1
D.   Pro Forma Financial Information....................................       1
E.   Federal Income Tax.................................................      31

         A. General Information

         The Board of Directors of Cortland has approved Plans of Reorganization and Liquidation (the "Plans") which contemplate the transfer of the assets and liabilities of the Money Market Fund, U.S. Government Fund and Municipal Fund of Cortland (the "Acquired Funds") to the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively, of DIF (the "Surviving Funds") in exchange for shares of the Surviving Funds (the "Reorganization").

         After the transfer of its assets and liabilities in exchange for the Surviving Funds' shares, the Acquired Funds will distribute the shares to their shareholders in liquidation of the Acquired Funds. Each shareholder owning shares of an Acquired Fund at the closing of the Reorganization will receive shares of a Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. Such Surviving Fund will establish an account for each former shareholder of that Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Fund for each shareholder. In connection with the Reorganization, all outstanding shares of an Acquired Fund will be cancelled, and the Acquired Funds will wind up their affairs and be terminated. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

         B. Additional Information about the Funds

         This statement of additional information incorporates by reference the following documents, which contain additional information about the Funds:

         1. The Statement of Additional Information of the Acquired Funds dated July 27, 2007;

         2. The Statement of Additional Information of the Surviving Funds dated July 30, 2007.

         C. Financial Statements

         Historical financial information regarding the Funds is included in the following document which is incorporated herein by reference:

         1. The Annual Report of the Surviving Funds for the year ended March 31, 2007; and

         2. The Annual Report of the Acquired Funds for the year ended March 31, 2007.

         D. Pro Forma Financial Information

         Shown below are financial statements for the Acquired Funds and for the Surviving Funds and Pro Forma financial statements for the Combined DIF Fund at March 31, 2007, as though the reorganization occurred as of such date. The first table presents Statements of Assets and Liabilities (unaudited) for both the Acquired and Surviving Funds and Pro Forma for the Combined DIF Fund. The second table presents Statements of Operations (unaudited) for both the Acquired and Surviving Funds and Pro Forma for the Combined DIF Fund. The third table presents Portfolio of Investments (unaudited) for both the Acquired and Surviving Funds and Pro Forma for the Combined DIF Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).


                                                    PRO FORMA FINANCIAL STATEMENTS

                                 Statements of Assets and Liabilities as of March 31, 2007 (Unaudited)

                                                                                                                   Pro Forma
                                                  Cortland                                                          Combined
                                                   Trust,                                                         Daily Income
                                                Inc.-Cortland          Daily Income                                Fund-Money
                                                General Money           Fund-Money             Pro Forma             Market
                                                 Market Fund         Market Portfolio         Adjustments           Portfolio
                                               ----------------      ------------------     -----------------    ----------------
Assets:
        Investments in securities,
        at amortized cost (Note 1)             $  1,952,665,182     $  5,637,304,703                   -        $  7,589,969,884
        Cash                                          4,131,493                    -         (4,131,493)(a)                    0
        Prepaid Expenses                                 26,316              130,520                   -                 156,836
        Accrued interest receivable                  23,675,239           34,316,111                   -              57,991,350
        Other Receivables                                20,898                2,687                   -                  23,585
                                               ----------------     -------------------       --------------    ----------------
           Total Assets                           1,980,519,128        5,671,754,021          (4,131,493)          7,648,141,655
                                               ----------------     -------------------       --------------    ----------------
Liabilities:
        Cash overdraft due to custodian        $              -     $     11,277,634           4,131,493(a)     $      7,146,141
        Payable for Securities Purchased                      -          349,930,065                   -             349,930,065
        Payable to Affiliates                         1,725,417            2,363,327                   -               4,088,744
        Dividends Payable                                     -            8,782,300                   -               8,782,300
        Accrued expenses                                      -              398,399                   -                 398,399
        Other                                             2,223                    -                   -                   2,223
                                               ----------------     -------------------       --------------    ----------------
           Total Liabilities                          1,727,640          372,751,725           4,131,493             370,347,872
                                               ----------------     -------------------       --------------    ----------------
        Net Assets                             $  1,978,791,488     $  5,299,002,296                   -        $  7,277,793,784
                                               ================     ===================       --------------    ================
Source of Net Assets:
        Net capital paid in on shares
        of capital stock (Note 3)              $  1 978,792,797     $  5,299,002,296                   -        $  7,277,795,093
        Accumulated net realized gain (loss)             (1,309)                   -                   -                  (1,309)
                                               ----------------                                                 ----------------
        Net Assets                             $  1,978,791,488     $  5,299,002,296                            $  7,277,793,784
                                               ================     ===================     --------------      ================

        Net Asset Value, per Share (Note 3):
        Cortland Trust, Inc.-Cortland                               Shares
        General Money Market Fund                   Net Assets    Outstanding   NAV
                                                   ---------------------------------
        Cortland Shares                            471,363,205    471,363,552   1.00
        Short Term Fund General Class               32,104,675     32,104,699   1.00
        money market Xpress                      1,475,323,608  1,475,324,695   1.00
                                               -------------------------------------
                                                 1,978,791,488  1,978,792,946
                                               =====================================

        Daily Income Fund-Money Market Portfolio                                        Shares
                                                                    Net Assets       Outstanding    NAV
                                                                  --------------------------------------
        Institutional Shares                                        639,573,165      639,573,165    1.00
        Institutional Service Shares                                267,864,900      267,864,900    1.00
        Pinnacle Shares                                             171,028,209      171,028,209    1.00
        Investor Shares                                             151,946,857      151,946,857    1.00
        Short Term Income Shares                                     57,096,721       57,096,721    1.00
        Retail Shares                                               897,903,953      897,903,953    1.00
        Advantage Shares                                          3,113,588,491    3,113,588,491    1.00
        money market Xpress Shares                                            0                0
                                                                  --------------------------------------
                                                                  5,299,002,296    5,299,002,296
                                                                  ======================================

        Combined Daily Income Fund-Money Market                                                                 Shares
        Portfolio                                                                              Net Assets     Outstanding     NAV
                                                                                             --------------------------------------
        Institutional Shares                                                                   639,573,165    639,573,165     1.00
                                                                                                            -------------
        Institutional Service Shares                                                           267,864,900    267,864,900     1.00
        Pinnacle Shares                                                                        171,028,209    171,028,209     1.00
        Investor Shares                                                                        151,946,857    151,946,857     1.00
        Short Term Income Shares                                                                57,096,721     57,096,721     1.00
        Retail Shares                                                                        1,401,372,204  1,401,372,204     1.00
        Advantage Shares                                                                     3,113,588,491  3,113,588,491     1.00
        Money Market Xpress Shares                                                           1,475,324,695  1,475,324,695     1.00
                                                                                             ----------------------------
                                                                                             7,277,795,242  7,277,795,242
                                                                                             ============================
        (a) Reclass of excess cash to offset cash overdraft due to custodian


             See Notes to Pro Forma Financial Statements (Unaudited)


                            Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)

                                                                                                                  Pro Forma Combined
                                                      Cortland Trust, Inc. -    Daily Income Fund -                Daily Income Fund
                                                      Cortland General Money       Money Market        Pro Forma     - Money Market
                                                           Market Fund               Portfolio        Adjustments       Portfolio
                                                      -----------------------   --------------------  -----------  -----------------
INVESTMENT INCOME
Income:
Interest
Expenses: (Note 2)                                        $ 238,578,235          $ 108,587,662              -        $  347,165,897
                                                      -----------------------   -----------------  ---------------  ----------------
Investment management fee                                    33,863,952              2,443,086    (28,372,362) (a)        7,934,676
Administration fee                                                    -              1,017,952      2,288,163  (b)        3,306,115
Shareholder servicing fee (Institutional Service shares)              -                582,861              -               582,861
Shareholder servicing fee (Investor Shares)                           -                 28,739              -                28,739
Shareholder servicing fee (Short-Term Income Shares)                  -                 11,363              -                11,363
Shareholder servicing fee (Retail Shares)                             -                241,685      3,048,045  (c)        3,289,730
Shareholder servicing fee (Advantage Shares)                  4,968,830              2,351,344              -             7,320,174
Shareholder servicing fee (moneymarketXpress Shares)          3,423,939                      -              -             3,423,939
Distribution fee (Investor Shares)                                    -                 22,991              -                22,991
Distribution fee (Short-Term Income Shares)                           -                 20,453              -                20,453
Distribution fee (Retail Shares)                              3,048,056                628,381      4,876,861  (d)        8,553,298
Distribution fee (Advantage Shares)                           4,968,830              7,054,031      9,937,661  (e)       21,960,522
Distribution fee (moneymarketXpress Shares)                   3,423,939                      -      6,847,874  (e)       10,271,813
Sub-Accounting fee (Advantage Shares)                                 -                940,537      1,987,533  (f)        2,928,070
Sub-Accounting fee (moneymarketXpress Shares)                         -                      -      1,369,575  (f)        1,369,575
Custodian expenses                                                    -                 86,163        146,694  (g)          232,857
Shareholder servicing and related shareholder expenses+               -                344,717      1,066,699  (g)        1,411,416
Legal, compliance and filing fees                                     -                350,266        444,019  (g)          794,285
Audit and accounting                                                  -                222,800        361,724  (g)          584,524
Trustees' fees and expenses                                     121,947                 78,021        131,747  (g)          331,715
Other                                                           252,966                 31,363       (130,235) (g)          154,094
                                                      -----------------------   -----------------  ---------------  ----------------
Total expenses                                               54,072,459             16,456,753      4,003,998            74,533,210
     Less:  Fees waived                                      (4,551,189)            (3,210,300)    (3,959,686) (h)      (11,721,175)
                  Expense paid indirectly                             -                (20,676)        20,676  (g)                -
                                                      -----------------------   -----------------  ---------------  ----------------
Net expenses                                                 49,521,270             13,225,777         64,988            62,812,035
                                                      -----------------------   -----------------  ---------------  ----------------
Net investment income                                       189,056,965             95,361,885        (64,988)          284,353,862

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          29,094                  2,797              -                31,891
                                                      -----------------------   -----------------  ---------------  ----------------
Increase in net assets from operations                      189,086,059             95,364,682        (64,988)          284,385,753
                                                      =======================   =================  ===============  ================

(a) Adjustment reflects a change in Management Fee structure.
(b) Adjustment reflects a change in Administration Fee structure
(c) Adjustment reflects an increase of Shareholder Servicing Fee due to the exchange of Cortland Shares and Short Term Fund General
    Class Shares of Cortland General to Retail Shares.
(d) Adjustment reflects a change in Distribution fee due to the exchange of Cortland Shares and Short Term Fund General Class Shares
    of Cortland General to Retail Shares.
(e) Adjustment reflects a Change in Distribution fee
(f) Adjustment reflects a change in Sub-accounting
(g) Adjustment reflects a change in Changes in Operating expenses.
(h) Contractual fee waivers in effect to maintain expense ratios of individual classes.

             See Notes to Pro Forma Financial Statements (Unaudited)

            Portfolio of Investments as of March 31, 2007 (Unaudited)

                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
Asset Back Commercial Paper
16115WRC3      CHARTA LLC, YTM 5.30%                        4/12/2007    -        50,000,000    49,919,601
16536JRC3      CHESHAM FINANCE LLC., YTM 5.30%              4/12/2007    -        75,000,000    74,879,114
16536JRK5      CHESHAM FINANCE LLC., YTM 5.30%              4/19/2007    -        20,000,000    19,947,250
16536JSV0      CHESHAM FINANCE LLC, YTM 5.32%               5/29/2007    -                 -             -
16536JTL1      CHESHAM FINANCE LLC, YTM 5.32%               6/20/2007    -                 -             -
16536JTS6      CHESHAM FINANCE LLC, YTM 5.31%               6/26/2007    -                 -             -
35075SRG1      FOUNTAIN SQUARE COMMERCIAL FUNDING, YTM
               5.32%                                        4/16/2007    -                 -             -
39789MRL2      GREYHAWK FUNDING, YTM 5.29%                  4/20/2007    -                 -             -
52952MUH1      LEXINGTON PARKER CAPITAL, YTM 5.30%          7/17/2007    -                 -             -
54278UR56      LONG LANE MASTER TRUST IV, YTM 5.29%          4/5/2007    -                 -             -
5705X5R52      MARKET STREET FUNDING, YTM 5.28%              4/5/2007    -                 -             -
68028URS9      OLD SLIP FUNDING CORPORATION, YTM 5.31%      4/26/2007    -        21,967,000    21,886,302
                                                                                ------------   -----------
                        Total Asset Back Commercial Paper                        166,967,000   166,632,267

Commercial Paper
21920PS99      CORNELLY UNIVERSITY, YTM 5.30%                5/9/2007    -                 -             -
54278URL1      LONG LANE MASTER TRUST IV, YTM 5.30%         4/20/2007    -        75,878,000    75,667,354
88056BGB3      TENNESSEE SCHOOL BOARD AUTHORITY              4/2/2007   5.35               -             -
88562MRH1      THREE RIVERS FUNDING CORPORATION, YTM
               5.30%                                        4/17/2007    -        50,000,000    49,882,778
                                                                                ------------   -----------
                                   Total Commercial Paper                        125,878,000   125,550,132

Domestic Certificates of Deposit
1730D0RQ1      CITIBANK CD                                  5/16/2007   5.32               -             -
1730D0TB2      CITIBANK                                      6/7/2007   5.28               -             -
55259FWS3      MARSHALL & ILSLEY BANK, YTM 5.29%            6/18/2007   5.29               -             -
86787ARD9      SUNTRUST BANK FLOATING RATE CD              11/19/2007   5.29               -             -
9497P5AF7      WELLS FARGO BANK                             4/20/2007   5.25      70,000,000    70,000,000
97180PR20      WILMINGTON TRUST                             6/15/2007   5.33               -             -
97180PR95      WILMINGTON TRUST CORPORATION                 7/19/2007   5.35               -             -
97180PT77      WILMINGTON TRUST                             6/21/2007   5.31               -             -
                                                                                ------------   -----------
                   Total Domestic Certificates of Deposit                         70,000,000    70,000,000

Eurodollar Certificates of Deposit
188ALKG09      ALLIANCE & LEICESTER PLC                      7/9/2007   5.34               -             -
19A&LKE29      ALLIANCE & LEICESTER PLC, YTM 5.32%          5/29/2007   5.33               -             -
8CREDAGR9      CREDIT AGRICOLE INDOSUEZ, YTM 5.31%          4/23/2007   5.36      15,000,000    14,999,396
3CRAG0711      CREDIT AGRICOLE INDOSUEZ, YTM 5.33%          7/11/2007   5.32               -             -
88CICKG25      CREDIT INDUSTRIEL ET COMMERCIAL              7/25/2007   5.36               -             -
99CICKG10      CREDIT INDUSTRIEL ET COMMERCIAL ECD          7/10/2007   5.33               -             -
16DNBKF15      DNB NORDBANK                                 6/15/2007   5.32               -             -
88DNPKF19      DNB NORDBANK                                 6/19/2007   5.30               -             -
99DNBKF19      DNB NORDBANK                                 6/19/2007   5.30               -             -
88LBWKD19      LANDESBANK BADEN WURTEMBURG                  4/19/2007   5.32      25,000,000    24,999,874





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
Asset Back Commercial Paper
16115WRC3      CHARTA LLC, YTM 5.30%                           42,450,000    42,381,741    92,450,000   92,301,342
16536JRC3      CHESHAM FINANCE LLC., YTM 5.30%                          -             -    75,000,000   74,879,114
16536JRK5      CHESHAM FINANCE LLC., YTM 5.30%                          -             -    20,000,000   19,947,250
16536JSV0      CHESHAM FINANCE LLC, YTM 5.32%                 100,000,000    99,153,361   100,000,000   99,153,361
16536JTL1      CHESHAM FINANCE LLC, YTM 5.32%                  50,000,000    49,417,222    50,000,000   49,417,222
16536JTS6      CHESHAM FINANCE LLC, YTM 5.31%                  50,000,000    49,374,111    50,000,000   49,374,111
35075SRG1      FOUNTAIN SQUARE COMMERCIAL FUNDING, YTM
               5.32%                                           29,892,000    29,826,611    29,892,000   29,826,611
39789MRL2      GREYHAWK FUNDING, YTM 5.29%                     50,000,000    49,861,195    50,000,000   49,861,195
52952MUH1      LEXINGTON PARKER CAPITAL, YTM 5.30%            100,000,000    98,452,958   100,000,000   98,452,958
54278UR56      LONG LANE MASTER TRUST IV, YTM 5.29%            50,000,000    49,970,722    50,000,000   49,970,722
5705X5R52      MARKET STREET FUNDING, YTM 5.28%                51,263,000    51,233,040    51,263,000   51,233,040
68028URS9      OLD SLIP FUNDING CORPORATION, YTM 5.31%                  -             -    21,967,000   21,886,302
                                                              ------------- ------------  ----------- ------------
                       Total Asset Back Commercial Paper      523,605,000   519,670,961   690,572,000  686,303,228      9.04%

Commercial Paper
21920PS99      CORNELLY UNIVERSITY, YTM 5.30%                  18,100,000    17,999,696    18,100,000   17,999,696
54278URL1      LONG LANE MASTER TRUST IV, YTM 5.30%                     -             -    75,878,000   75,667,354
88056BGB3      TENNESSEE SCHOOL BOARD AUTHORITY                 1,000,000     1,000,000     1,000,000    1,000,000
88562MRH1      THREE RIVERS FUNDING CORPORATION, YTM
               5.30%                                                    -             -    50,000,000   49,882,778
                                                              ------------- ------------  ----------- ------------
                                   Total Commercial Paper      19,100,000    18,999,696   144,978,000  144,549,828      1.90%

Domestic Certificates of Deposit
1730D0RQ1      CITIBANK CD                                     75,000,000    75,000,000    75,000,000   75,000,000
1730D0TB2      CITIBANK                                       100,000,000   100,000,000   100,000,000  100,000,000
55259FWS3      MARSHALL & ILSLEY BANK, YTM 5.29%               12,000,000    11,999,872    12,000,000   11,999,872
86787ARD9      SUNTRUST BANK FLOATING RATE CD                  50,000,000    50,003,154    50,000,000   50,003,154
9497P5AF7      WELLS FARGO BANK                                         -             -    70,000,000   70,000,000
97180PR20      WILMINGTON TRUST                               100,000,000   100,000,000   100,000,000  100,000,000
97180PR95      WILMINGTON TRUST CORPORATION                    25,000,000    25,000,000    25,000,000   25,000,000
97180PT77      WILMINGTON TRUST                                50,000,000    50,000,000    50,000,000   50,000,000
                                                              ------------- ------------  ----------- ------------
                   Total Domestic Certificates of Deposit     412,000,000   412,003,026   482,000,000  482,003,026      6.35%

Eurodollar Certificates of Deposit
188ALKG09      ALLIANCE & LEICESTER PLC                        50,000,000    50,000,000    50,000,000   50,000,000
19A&LKE29      ALLIANCE & LEICESTER PLC, YTM 5.32%             50,000,000    49,999,751    50,000,000   49,999,751
8CREDAGR9      CREDIT AGRICOLE INDOSUEZ, YTM 5.31%                      -             -    15,000,000   14,999,396
3CRAG0711      CREDIT AGRICOLE INDOSUEZ, YTM 5.33%             50,000,000    49,998,094    50,000,000   49,998,094
88CICKG25      CREDIT INDUSTRIEL ET COMMERCIAL                 25,000,000    25,000,000    25,000,000   25,000,000
99CICKG10      CREDIT INDUSTRIEL ET COMMERCIAL ECD             50,000,000    50,000,000    50,000,000   50,000,000
16DNBKF15      DNB NORDBANK                                    50,000,000    50,000,000    50,000,000   50,000,000
88DNPKF19      DNB NORDBANK                                    50,000,000    50,000,000    50,000,000   50,000,000
99DNBKF19      DNB NORDBANK                                    50,000,000    50,000,000    50,000,000   50,000,000
88LBWKD19      LANDESBANK BADEN WURTEMBURG                    125,000,000   124,999,370   150,000,000  149,999,244



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
50SOC0407      SOCIETE GENERALE                             4/19/2007   5.31      25,000,000    25,000,000
50SOC0407      SOCIETE GENERALE                             4/27/2007   5.32     100,000,000   100,000,000
999SOCGEN      SOCIETE GENERALE, YTM 5.34%                 10/16/2007   5.34               -             -
290554913      ULSTER BANK LTD.                              6/5/2007   5.30               -             -
                                                                              --------------   -----------
                 Total Eurodollar Certificates of Deposit                     165,000,000.00   164,999,270

Floating Rate Securities
06050TJF0      BANK OF AMERICA FEDERAL FUNDS FLOAT          5/15/2007   5.32      40,000,000    40,000,000
06050YFD8      BANK OF AMERICA                              9/14/2007   5.30               -             -
369622KZ7      GENERAL ELECTRIC CAPITAL CORPORATION        10/17/2007   5.45      15,000,000    15,000,000
36962GN42      GENERAL ELECTRIC CAPITAL CORPORATION          1/3/2008   5.42               -             -
46623ECV9      JPMORGAN CHASE & CO. EXTENDABLE FLTR          5/9/2008   5.30               -             -
59018YXE6      MERRILL LYNCH                                5/14/2007   5.29      25,000,000    25,000,000
590188V62      MERRILL LYNCH 12 MONTH EXCHANGE               1/4/2008   5.40      45,000,000    45,000,000
59022CAQ6      MERRILL LYNCH EXTENDIBLE NOTES               4/18/2008   5.30               -             -
8265Q0UT7      SIGMA FINANCE PRIME FLOATER, YTM 5.32%      12/13/2007   5.33               -             -
                                                                              --------------   -----------
                           Total Floating Rate Securities                        125,000,000   125,000,000

Foreign Commericial Paper
03505UR58      ANGLO IRISH CORPORATION PLC., YTM 5.32%       4/5/2007    -        50,000,000    49,970,778
03505URB5      ANGLO IRISH BANK CORPORATION PLC, YTM
               5.33%                                        4/11/2007    -                 -             -
11040FS97      BRITANNIA BUILDING SOCIETY, YTM 5.31%         5/9/2007    -        96,775,000    96,238,194
11040FSX4      BRITANNIA BUILDING SOCIETY                   5/31/2007    -                 -             -
11040FTL9      BRITANNIA BUILDING SOCIETY, YTM 5.31%        6/20/2007    -                 -             -
2495E1TF9      DEPFA BANK PLC, YTM 5.30%                    6/15/2007    -                 -             -
                                                                              --------------   -----------
                          Total Foreign Commericial Paper                        146,775,000   146,208,972

Letter of Credit Commercial Paper
15238WR37      CENTRAL AMERICAN BANK FOR ECONOMIC, YTM
               5.30%                                         4/3/2007    -                 -             -
1921E1RH3      COFCO CAPITAL CORPORATION, YTM 5.30%         4/17/2007    -                 -             -
24236HRK6      DEAN HEALTH SYSTEM INC., YTM 5.29%           4/19/2007    -        10,000,000     9,973,650
93265YSF8      WALNUT ENERGY CENTER AUTHORITY, YTM 5.32%    5/15/2007    -                 -             -
                                                                              --------------   -----------
                  Total Letter of Credit Commercial Paper                         10,000,000     9,973,650

Loan Participations
17AAFKD24      ARMY AND AIR FORCE EXCHANGE SERVICE          4/24/2007   5.33               -             -
88CATKD23      CATERPILLAR                                  4/23/2007   5.31               -             -
88CATKD27      CATERPILLAR                                  4/27/2007   5.31               -             -
10COS0407      COS-MAR COMPANY LOAN PARTICIPATION
               SECURITY                                     4/26/2007   5.31      65,000,000    65,000,000
99AXALC21      EQUITABLE LIFE ASSURANCE SOCIETY             3/21/2008   5.37               -             -
2MTVERNON      MT. VERNON PHENOL (GENERAL ELECTRIC CO.)
               WITH J.P.MORGAN CHASE                        5/21/2007   5.34               -             -
                                                                              --------------   -----------
                                Total Loan Participations                         65,000,000    65,000,000

Medium Term Notes
06738CPV5      BARCLAYS BANK PLC                            11/2/2007   5.41               -             -
59018YXE6      MERRILL LYNCH FLOATING MEDIUM TERM NOTE      5/14/2007   5.29               -             -



                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
50SOC0407      SOCIETE GENERALE                                         -             -    25,000,000   25,000,000
50SOC0407      SOCIETE GENERALE                                         -             -   100,000,000  100,000,000
999SOCGEN      SOCIETE GENERALE, YTM 5.34%                     25,000,000    25,000,661    25,000,000   25,000,661
290554913      ULSTER BANK LTD.                               100,000,000   100,000,000   100,000,000  100,000,000
                                                             ------------  ------------  ------------ ------------
                 Total Eurodollar Certificates of Deposit     625,000,000   624,997,876   790,000,000   789,997,146     10.41%

Floating Rate Securities
06050TJF0      BANK OF AMERICA FEDERAL FUNDS FLOAT                      -             -    40,000,000   40,000,000
06050YFD8      BANK OF AMERICA                                100,000,000   100,000,000   100,000,000  100,000,000
369622KZ7      GENERAL ELECTRIC CAPITAL CORPORATION                     -             -    15,000,000 # 15,000,000
36962GN42      GENERAL ELECTRIC CAPITAL CORPORATION            50,000,000    50,036,639    50,000,000   50,036,639
46623ECV9      JPMORGAN CHASE & CO. EXTENDABLE FLTR            25,000,000    25,000,000    25,000,000   25,000,000
59018YXE6      MERRILL LYNCH                                            -             -    25,000,000   25,000,000
590188V62      MERRILL LYNCH 12 MONTH EXCHANGE                          -             -    45,000,000   45,000,000
59022CAQ6      MERRILL LYNCH EXTENDIBLE NOTES                  40,000,000    40,000,000    40,000,000   40,000,000
8265Q0UT7      SIGMA FINANCE PRIME FLOATER, YTM 5.32%          50,000,000    49,998,166    50,000,000   49,998,166
                                                             ------------  ------------  ------------ ------------
                           Total Floating Rate Securities     265,000,000   265,034,805   390,000,000   390,034,805      5.14%

Foreign Commericial Paper
03505UR58      ANGLO IRISH CORPORATION PLC., YTM 5.32%                  -             -    50,000,000   49,970,778
03505URB5      ANGLO IRISH BANK CORPORATION PLC, YTM
               5.33%                                           65,000,000    64,905,118    65,000,000   64,905,118
11040FS97      BRITANNIA BUILDING SOCIETY, YTM 5.31%                    -             -    96,775,000   96,238,194
11040FSX4      BRITANNIA BUILDING SOCIETY                      44,823,000    44,431,919    44,823,000   44,431,919
11040FTL9      BRITANNIA BUILDING SOCIETY, YTM 5.31%           10,000,000     9,883,556    10,000,000    9,883,556
2495E1TF9      DEPFA BANK PLC, YTM 5.30%                      100,000,000    98,910,417   100,000,000   98,910,417
                                                             ------------  ------------  ------------ ------------
                          Total Foreign Commericial Paper     219,823,000   218,131,010   366,598,000   364,339,982      4.80%

Letter of Credit Commercial Paper
15238WR37      CENTRAL AMERICAN BANK FOR ECONOMIC, YTM
               5.30%                                           30,000,000    29,991,208    30,000,000   29,991,208
1921E1RH3      COFCO CAPITAL CORPORATION, YTM 5.30%            15,200,000    15,164,331    15,200,000   15,164,331
24236HRK6      DEAN HEALTH SYSTEM INC., YTM 5.29%              45,000,000    44,881,425    55,000,000   54,855,075
93265YSF8      WALNUT ENERGY CENTER AUTHORITY, YTM 5.32%       25,000,000    24,839,583    25,000,000   24,839,583
                                                             ------------  ------------  ------------ ------------
                  Total Letter of Credit Commercial Paper     115,200,000   114,876,547   125,200,000   124,850,197      1.64%

Loan Participations
17AAFKD24      ARMY AND AIR FORCE EXCHANGE SERVICE             50,000,000    50,000,000    50,000,000   50,000,000
88CATKD23      CATERPILLAR                                     50,000,000    50,000,000    50,000,000   50,000,000
88CATKD27      CATERPILLAR                                     25,000,000    25,000,000    25,000,000   25,000,000
10COS0407      COS-MAR COMPANY LOAN PARTICIPATION
               SECURITY                                                 -             -    65,000,000   65,000,000
99AXALC21      EQUITABLE LIFE ASSURANCE SOCIETY                62,000,000    62,000,000    62,000,000   62,000,000
2MTVERNON      MT. VERNON PHENOL (GENERAL ELECTRIC CO.)
               WITH J.P.MORGAN CHASE                            5,000,000     5,000,000     5,000,000    5,000,000
                                                             ------------  ------------  ------------ ------------
                                Total Loan Participations     192,000,000   192,000,000   257,000,000   257,000,000      3.39%

Medium Term Notes
06738CPV5      BARCLAYS BANK PLC                               30,000,000    30,000,000    30,000,000   30,000,000
59018YXE6      MERRILL LYNCH FLOATING MEDIUM TERM NOTE         15,000,000    15,000,000    15,000,000   15,000,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
8265Q0QC9      SIGMA FINANCE, INC.                          4/30/2007   5.25      50,000,000    50,000,000
                                                                                ------------  ------------
                                  Total Medium Term Notes                         50,000,000    50,000,000
Other Notes
658153FL0      NORTH CANTON, OH, YTM 5.80%                  6/27/2007   5.95       1,500,000     1,500,506
123547W56      BUTLER COUNTY, OHIO                          9/20/2007   5.5        1,550,000     1,550,000
                                                                                ------------  ------------
                                       Total Time Deposit                          3,050,000     3,050,506

Time Deposit
5DRESKD02      DRESDNER 5.43% 04/02/07                       4/2/2007   5.43      22,000,000    22,000,000
                                                                                ------------  ------------
                                       Total Time Deposit                         22,000,000    22,000,000

Variable Rate Demand Instruments
000128AB4      A&M ASSOCIATES PROJECT - SERIES 2002         12/1/2034   5.38       4,400,000     4,400,000
00561QAC7      ADAMS COUNTY, CO HOUSING AGENCY (SEMPER
               VILLAGE APARTMENTS) - SERIES 2004C           7/15/2037   5.39         900,000       900,000
010208AA4      ALA TRADE FOOD LLC - SERIES 2004             12/1/2014   5.37       2,375,000     2,375,000
01030LAT2      ALABAMA INCENTIVES FINANCE AUTHORITY  SP
               - SERIES C                                   10/1/2029   5.32       1,970,000     1,970,000
012440HD8      ALBANY, NY INDUSTRIAL DEVELOPMENT AGENCY
               CIVIC                                         5/1/2035   5.32       2,000,000     2,000,000
01951VAA6      ALLIED SERVICES LLC                           3/1/2021   5.37               -             -
034442AA1      ANDREWS LASER WORKS CORPORATION - SERIES
               1998                                          5/1/2008   5.45         445,000       445,000
049085AA1      ATLANTIC TOOL & DIE COMPANY - SERIES 1996    12/1/2011   5.37         800,000       800,000
049085AC7      ATLANTIC TOOL & DIE COMPANY - SERIES 2002     3/1/2017   5.37       1,875,000     1,875,000
050228AF2      CITY OF AUBURN, AL INDUSTRIAL DEVELOPMENT
               & INFRASTRUCTURE RB - SERIES 2004A            5/1/2024   5.32               -             -
052856AA9      AUTOMATED PACKAGING SYSTEMS                  10/1/2008   5.43               -             -
05527UAA4      BB AUTO LAND OF ROSWELL, LLC - SERIES
               2003A                                         5/1/2023   5.47       7,713,000     7,713,000
05528HAA2      BBC, LLC - SERIES 2000                       11/1/2020   5.32       2,320,000     2,320,000
06777MAA7      BARNES & THORNBURG LLP - SERIES 2003          7/1/2008   5.37         185,000       185,000
06777RAA6      BARNES & THORNBURG LLP - SERIES 2005         12/1/2055   5.37       1,900,000     1,900,000
07367QAA2      BEACON ORTHOPAEDICS FACILITIES, LLC           2/1/2024   5.38               -             -
082179AA0      BENNETT REALTY LLC - SERIES 2003              4/1/2023   5.37       2,790,000     2,790,000
083519AA6      BRIARWOOD INVESTMENTS, LLC - SERIES 2003      4/1/2023   5.37               -             -
084370AA3      BERKELEY SQUARE RETIREMENT CENTER -
               SERIES 1998A                                  2/1/2013   5.42         845,000       845,000
08907PAA9      BIG BROTHERS BIG SISTERS ASSOCIATION OF
               GREATER COLUMBUS - SERIES 2000               12/1/2020   5.37               -             -
096230AA5      BLUEGRASS WIRELESS LLC                        2/1/2012   5.37               -             -
114588AB2      BROOKVILLE ENTERPRISES - SERIES 2004         10/1/2025   5.37       2,700,000     2,700,000
121340AQ6      BURKE COUNTY, GA DEVELOPMENT AUTHORITY
               IDRB                                          1/1/2013   5.32       2,100,000     2,100,000
123617AE2      BUTLER COUNTY SURGICAL PROPERTIES, LLC -
               SERIES 2005                                   7/1/2025   5.37       2,960,000     2,960,000
124308AA5      BYBEE FOODS LLC                              11/1/2026   5.37       3,000,000     3,000,000
12515CAA4      CEGW, INC.                                   3/31/2009   5.35       3,100,000     3,100,000
12526EAA7      CFM INTERNATIONAL INC. - SERIES 1999A         1/1/2010   5.34       7,800,000     7,800,000





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
8265Q0QC9      SIGMA FINANCE, INC.                                      -             -    50,000,000   50,000,000
                                                             ------------  ------------  ------------ ------------
                                  Total Medium Term Notes      45,000,000    45,000,000    95,000,000   95,000,000       1.25%
Other Notes
658153FL0      NORTH CANTON, OH, YTM 5.80%                              -             -     1,500,000    1,500,506
123547W56      BUTLER COUNTY, OHIO                                      -             -     1,550,000    1,550,000
                                                             ------------  ------------  ------------ ------------
                                       Total Time Deposit               -             -     3,050,000    3,050,506       0.04%

Time Deposit
5DRESKD02      DRESDNER 5.43% 04/02/07                                  -             -    22,000,000   22,000,000
                                                             ------------  ------------  ------------ ------------
                                       Total Time Deposit               -             -    22,000,000   22,000,000       0.29%

Variable Rate Demand Instruments
000128AB4      A&M ASSOCIATES PROJECT - SERIES 2002                     -             -     4,400,000    4,400,000
00561QAC7      ADAMS COUNTY, CO HOUSING AGENCY (SEMPER
               VILLAGE APARTMENTS) - SERIES 2004C                       -             -       900,000      900,000
010208AA4      ALA TRADE FOOD LLC - SERIES 2004                         -             -     2,375,000    2,375,000
01030LAT2      ALABAMA INCENTIVES FINANCE AUTHORITY  SP
               - SERIES C                                               -             -     1,970,000    1,970,000
012440HD8      ALBANY, NY INDUSTRIAL DEVELOPMENT AGENCY
               CIVIC                                                    -             -     2,000,000    2,000,000
01951VAA6      ALLIED SERVICES LLC                              2,900,000     2,900,000     2,900,000    2,900,000
034442AA1      ANDREWS LASER WORKS CORPORATION - SERIES
               1998                                                     -             -       445,000      445,000
049085AA1      ATLANTIC TOOL & DIE COMPANY - SERIES 1996                -             -       800,000      800,000
049085AC7      ATLANTIC TOOL & DIE COMPANY - SERIES 2002                -             -     1,875,000    1,875,000
050228AF2      CITY OF AUBURN, AL INDUSTRIAL DEVELOPMENT
               & INFRASTRUCTURE RB - SERIES 2004A              11,625,000    11,625,000    11,625,000   11,625,000
052856AA9      AUTOMATED PACKAGING SYSTEMS                        375,000       375,000       375,000      375,000
05527UAA4      BB AUTO LAND OF ROSWELL, LLC - SERIES
               2003A                                                    -             -     7,713,000    7,713,000
05528HAA2      BBC, LLC - SERIES 2000                                   -             -     2,320,000    2,320,000
06777MAA7      BARNES & THORNBURG LLP - SERIES 2003                     -             -       185,000      185,000
06777RAA6      BARNES & THORNBURG LLP - SERIES 2005                     -             -     1,900,000    1,900,000
07367QAA2      BEACON ORTHOPAEDICS FACILITIES, LLC              8,225,000     8,225,000     8,225,000    8,225,000
082179AA0      BENNETT REALTY LLC - SERIES 2003                         -             -     2,790,000    2,790,000
083519AA6      BRIARWOOD INVESTMENTS, LLC - SERIES 2003         2,730,000     2,730,000     2,730,000    2,730,000
084370AA3      BERKELEY SQUARE RETIREMENT CENTER -
               SERIES 1998A                                             -             -       845,000      845,000
08907PAA9      BIG BROTHERS BIG SISTERS ASSOCIATION OF
               GREATER COLUMBUS - SERIES 2000                     880,000       880,000       880,000      880,000
096230AA5      BLUEGRASS WIRELESS LLC                           4,000,000     4,000,000     4,000,000    4,000,000
114588AB2      BROOKVILLE ENTERPRISES - SERIES 2004                     -             -     2,700,000    2,700,000
121340AQ6      BURKE COUNTY, GA DEVELOPMENT AUTHORITY
               IDRB                                                     -             -     2,100,000    2,100,000
123617AE2      BUTLER COUNTY SURGICAL PROPERTIES, LLC -
               SERIES 2005                                              -             -     2,960,000    2,960,000
124308AA5      BYBEE FOODS LLC                                          -             -     3,000,000    3,000,000
12515CAA4      CEGW, INC.                                               -             -     3,100,000    3,100,000
12526EAA7      CFM INTERNATIONAL INC. - SERIES 1999A            3,800,000     3,800,000    11,600,000   11,600,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
14030PAP4      CAPITAL MARKETS ACCESS COMPANY, LLC.
               (CAPE CORAL MEDICAL & SURGICAL SUITES,
               LLC PROJECT)                                  8/1/2020   5.37               -             -
14343QAA7      CARMICHAEL IMAGING, LLC- SERIES 2002         11/1/2010   5.32       4,010,000     4,010,000
154128AB8      CENTRAL MICHIGAN INNS, LLC (POHLCAT INC.)
               - SERIES 2000A                                4/1/2030   5.39       1,990,000     1,990,000
159849AA6      CHARLES K. BLANDIN FOUNDATION - SERIES
               2004                                          5/1/2019   5.42       4,500,000     4,500,000
160031AA8      CHARLES WILLIAM PROPERTIES, LLC - SERIES
               2004                                          8/1/2029   5.32       4,900,000     4,900,000
164097AA5      CHENEY BROTHERS, INC. - SERIES 1996          12/1/2016   5.49       3,070,000     3,070,000
17133RAA2      CHUO MUBEA SUSPENTION COMPONENTS COMPANY
               - SERIES 2004                                 1/1/2011   5.37         645,000       645,000
17138EAC2      CHURCH OF THE HIGHLANDS, INC.                 1/1/2023   5.34               -             -
172524AA8      CINNAMON PROPERTIES, INC.                     4/1/2020   5.35       2,745,000     2,745,000
17276AAA6      CIRRUS DEVELOPMENT LTD - SERIES 1999          5/1/2014   5.35       2,300,000     2,300,000
190790CH6      DEVELOPMENT AUTHORITY OF COBB COUNTY, GA      1/1/2032   5.37               -             -
193280AA2      COLE INVESTMENTS LLC                          7/1/2019   5.37       1,185,000     1,185,000
198855AA6      COLUMBUS AREA, INC., OH - SERIES 2004         7/1/2024   5.37       3,720,000     3,720,000
199118CE8      COLUMBUS, GA DEVELOPMENT AUTHORITY
               INDUSTRIAL REVENUE                            2/1/2026   5.39       2,930,000     2,930,000
19912HAW9      COLUMBUS, GA (RIVERTON FORD INC. PROJECT)
               - SERIES 2000                                 4/1/2020   5.32       3,880,000     3,880,000
19912HAY5      COLUMBUS, GA DEVELOPMENT AUTHORITY RB
               (FOUR J.S.                                    9/1/2020   5.37       6,175,000     6,175,000
19912HBK4      COLUMBUS, GA DEVELOPMENT AUTHORITY RB
               (FOUR J.S. FAMILY, LLP PROJECT)- SERIES
               2002                                         12/1/2022   5.32               -             -
19912HBM0      COLUMBUS, GA DEVELOPMENT AUTHORITY RB
               (RIVERTOWN PEDIATRIC PROJECT) - SERIES
               2003                                          5/1/2023   5.37       3,070,000     3,070,000
19912HCS6      COLUMBUS, GA DEVELOPMENT AUTHORITY
               (WOODNONT PROPERTIES - GREYSTONE AT
               COLUMBUS PARK PROJECT) - SERIES 2004         12/1/2024   5.37       3,100,000     3,100,000
19912HCY3      COLUMBUS. GA DEVELOPMENT AUTHORITY
               REVENUE BOND                                  2/1/2026   5.37               -             -
209160AA8      CONSOLIDATED EQUITIES, LLC - SERIES 1995     12/1/2025   5.37       1,310,000     1,310,000
22234VAB9      COUNTRY CLUB OF THE SOUTH                    12/1/2031   5.42       9,170,000     9,170,000
226218AA3      CRESTMONT NURSING HOME - SERIES 2004          3/1/2024   5.35       4,715,000     4,715,000
229666AA0      CUBBA CAPITAL, LLC - SERIES 2005A             3/1/2055   5.37       6,215,000     6,215,000
229667AB6      CUBBA CAPITAL II, LLC - SERIES 2006B          9/1/2056   5.37               -             -
23286SAA3      D&G CONDUIT LLC - SERIES 2003                10/1/2023   5.32       4,000,000     4,000,000
23318NAA6      D.E.D.E. REALTY - SERIES 1998                12/1/2011   5.37               -             -
23323YAA5      D.G.Y. REAL ESTATE LP - SERIES 2000A          5/1/2020   5.35               -             -
236247AB8      DANIEL LAND COMPANY - SERIES 2004             9/1/2029   5.37       7,245,000     7,245,000
247407AB5      DELTA CAPITAL LLC - SERIES 1996B             10/1/2026   5.42               -             -
267002AA1      DUSSEL REALTY INVESTMENT LLC                  2/1/2018   5.38       3,410,000     3,410,000
27004EAA6      EAGLES LANDING, LLC                          12/1/2026   5.32               -             -
273266AB2      EAST KENTUCKY NETWORK, LLC                    2/1/2016   5.37               -             -
278806AA2      ECKERT SEAMANS CHERIN & MELLOT, LLC -
               SERIES 2000                                   1/1/2015   5.37       3,280,000     3,280,000
283116AB7      EL DORADO ENTERPRISES OF MIAMI, INC.          6/1/2020   5.44               -             -
284495AA6      TAMPA BAY, FL (ELDERS LAND DEVELOPMENT) -
               SERIES 2003                                   9/1/2023   5.37       2,200,000     2,200,000





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
14030PAP4      CAPITAL MARKETS ACCESS COMPANY, LLC.
               (CAPE CORAL MEDICAL & SURGICAL SUITES,
               LLC PROJECT)                                      5,135,000     5,135,000     5,135,000    5,135,000
14343QAA7      CARMICHAEL IMAGING, LLC- SERIES 2002                      -             -     4,010,000    4,010,000
154128AB8      CENTRAL MICHIGAN INNS, LLC (POHLCAT INC.)
               - SERIES 2000A                                            -             -     1,990,000    1,990,000
159849AA6      CHARLES K. BLANDIN FOUNDATION - SERIES
               2004                                                      -             -     4,500,000    4,500,000
160031AA8      CHARLES WILLIAM PROPERTIES, LLC - SERIES
               2004                                                      -             -     4,900,000    4,900,000
164097AA5      CHENEY BROTHERS, INC. - SERIES 1996                       -             -     3,070,000    3,070,000
17133RAA2      CHUO MUBEA SUSPENTION COMPONENTS COMPANY
               - SERIES 2004                                             -             -       645,000      645,000
17138EAC2      CHURCH OF THE HIGHLANDS, INC.                    20,200,000    20,200,000    20,200,000   20,200,000
172524AA8      CINNAMON PROPERTIES, INC.                                 -             -     2,745,000    2,745,000
17276AAA6      CIRRUS DEVELOPMENT LTD - SERIES 1999                      -             -     2,300,000    2,300,000
190790CH6      DEVELOPMENT AUTHORITY OF COBB COUNTY, GA          3,900,000     3,900,000     3,900,000    3,900,000
193280AA2      COLE INVESTMENTS LLC                                      -             -     1,185,000    1,185,000
198855AA6      COLUMBUS AREA, INC., OH - SERIES 2004                     -             -     3,720,000    3,720,000
199118CE8      COLUMBUS, GA DEVELOPMENT AUTHORITY
               INDUSTRIAL REVENUE                                        -             -     2,930,000    2,930,000
19912HAW9      COLUMBUS, GA (RIVERTON FORD INC. PROJECT)
               - SERIES 2000                                             -             -     3,880,000    3,880,000
19912HAY5      COLUMBUS, GA DEVELOPMENT AUTHORITY RB
               (FOUR J.S.                                                -             -     6,175,000    6,175,000
19912HBK4      COLUMBUS, GA DEVELOPMENT AUTHORITY RB
               (FOUR J.S. FAMILY, LLP PROJECT)- SERIES
               2002                                             10,720,000    10,720,000    10,720,000   10,720,000
19912HBM0      COLUMBUS, GA DEVELOPMENT AUTHORITY RB
               (RIVERTOWN PEDIATRIC PROJECT) - SERIES
               2003                                                      -             -     3,070,000    3,070,000
19912HCS6      COLUMBUS, GA DEVELOPMENT AUTHORITY
               (WOODNONT PROPERTIES - GREYSTONE AT
               COLUMBUS PARK PROJECT) - SERIES 2004                      -             -     3,100,000    3,100,000
19912HCY3      COLUMBUS. GA DEVELOPMENT AUTHORITY
               REVENUE BOND                                     10,035,000    10,035,000    10,035,000   10,035,000
209160AA8      CONSOLIDATED EQUITIES, LLC - SERIES 1995                  -             -     1,310,000    1,310,000
22234VAB9      COUNTRY CLUB OF THE SOUTH                                 -             -     9,170,000    9,170,000
226218AA3      CRESTMONT NURSING HOME - SERIES 2004                      -             -     4,715,000    4,715,000
229666AA0      CUBBA CAPITAL, LLC - SERIES 2005A                         -             -     6,215,000    6,215,000
229667AB6      CUBBA CAPITAL II, LLC - SERIES 2006B              5,000,000     5,000,000     5,000,000    5,000,000
23286SAA3      D&G CONDUIT LLC - SERIES 2003                             -             -     4,000,000    4,000,000
23318NAA6      D.E.D.E. REALTY - SERIES 1998                     1,865,000     1,865,000     1,865,000    1,865,000
23323YAA5      D.G.Y. REAL ESTATE LP - SERIES 2000A             10,050,000    10,050,000    10,050,000   10,050,000
236247AB8      DANIEL LAND COMPANY - SERIES 2004                         -             -     7,245,000    7,245,000
247407AB5      DELTA CAPITAL LLC - SERIES 1996B                  1,780,000     1,780,000     1,780,000    1,780,000
267002AA1      DUSSEL REALTY INVESTMENT LLC                              -             -     3,410,000    3,410,000
27004EAA6      EAGLES LANDING, LLC                               1,990,000     1,990,000     1,990,000    1,990,000
273266AB2      EAST KENTUCKY NETWORK, LLC                        2,800,000     2,800,000     2,800,000    2,800,000
278806AA2      ECKERT SEAMANS CHERIN & MELLOT, LLC -
               SERIES 2000                                               -             -     3,280,000    3,280,000
283116AB7      EL DORADO ENTERPRISES OF MIAMI, INC.              7,570,000     7,570,000     7,570,000    7,570,000
284495AA6      TAMPA BAY, FL (ELDERS LAND DEVELOPMENT) -
               SERIES 2003                                               -             -     2,200,000    2,200,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
290314AA1      ELSINORE PROPERTIES LIMITED - SERIES 1998     1/1/2029   5.37       4,045,000     4,045,000
295088FM5      ERIE COUNTY, NY IDA RB (NIAGARA-MARYLAND
               LLC PROJECT) -  SERIES 2003                   6/1/2023   5.40               -             -
30243DAA3      FE, LLC - SERIES 1998A                        4/1/2028   5.35       3,690,000     3,690,000
30267EAA2      FT NORTHPORT                                 12/1/2031   5.32               -             -
306723AA5      FALLS VILLAGE REALTY, LLC - SERIES 2004      12/1/2029   5.37       1,000,000     1,000,000
307057AA7      FAMILY SPORTS & LIFESTYLE RB                  9/1/2022   5.37         900,000       900,000
30711NAA4      FANNIN & FANNIN LLC                          12/1/2024   5.37       1,890,000     1,890,000
31772BAA4      FINDLAY EVANGELICAL PRESBYTERIAN CHURCH -
               SERIES 2004                                  11/1/2030   5.37       1,500,000     1,500,000
31809DAA7      FIORE CAPITAL LLC - SERIES 2005A              8/1/2045   5.32       7,000,000     7,000,000
320850AA8      FIRST METROPOLITAN TITLE COMPANY - SERIES
               1997                                          5/1/2022   5.37       1,985,000     1,985,000
320850AB6      FIRST METROPOLITAN TILE COMPANY DEMAND
               NOTES - SERIES 1999                           5/1/2024   5.42               -             -
336018AA4      FIRST PARK PLACE LLC                         12/1/2019   5.37       1,365,000     1,365,000
339655AA0      FLINT RIVER SERVICES, INC                     1/1/2030   5.36               -             -
351555AA5      ROBERT C. FOX JR.(FOX RACING SHOE
               PROJECT) - SERIES A                           6/1/2033   5.38       3,490,000     3,490,000
361252AA7      G & J LAND MANAGEMENT                        12/1/2017   5.35               -             -
361260AA0      G & J PROPERTIES II, LLC - SERIES 2002        9/1/2023   5.37       1,360,000     1,360,000
36127RAA0      G&L MANUFACTURING INC                         7/1/2020   5.37               -             -
365613AA6      GARDNER PUBLICATIONS INCORPORATED            10/1/2010   5.37               -             -
365835AA5      GARFIED INVESTMENT GROUP                      7/1/2028   5.37       1,405,000     1,405,000
36732RAA7      GASTRO PARTNERS LAND COMPANY, LLC             3/1/2035   5.32               -             -
371608ED8      GENESEE COUNTY, MI TAXABLE OBLIGATION
               NOTES                                        11/1/2008   5.43       1,500,000     1,500,000
372377AA9      GENOA MEDICAL DEVELOPMENT, LLC               12/1/2045   5.37               -             -
375555AA7      GILEAD FRIENDS CHURCH - SERIES 2002          10/1/2017   5.37         800,000       800,000
383395AA8      GOSON PROJECT - SERIES 1997                  11/1/2017   5.38       1,385,000     1,385,000
38378QAA4      GOVERNOR'S VILLAGE LLC - SERIES 2000          3/1/2020   5.37               -             -
38400BAA9      GRACE COMMUNITY CHURCH OF AMARILLO -
               SERIES 2005                                   2/1/2030   5.32       2,070,000     2,070,000
384275AA1      GRAF BROTHERS FLOORING                        5/1/2020   5.37               -             -
390378AA5      GREAT EXPECTATIONS LTD. (BASS CHEVROLET)
               - SERIES 1996                                 7/1/2017   5.45       1,400,000     1,400,000
40413VAA6      HCH, LLC - SERIES 2000                        8/1/2015   5.37       1,365,000     1,365,000
40428TAA4      HRH CAPITAL LLC - SERIES 2003                 3/1/2022   5.37       1,709,000     1,709,000
42224DAA1      HEALTHEUM, LLC - SERIES 2004                 11/1/2029   5.38       3,270,000     3,270,000
425135AB6      HENDERSON, OH REGIONAL AUTHORITY              7/1/2023   5.37       2,310,000     2,310,000
427422AD2      HERMAN & KITTLE CAPITAL, LLC - SERIES 2005    6/1/2055   5.32               -             -
435304AA8      HOLLAND-SHELTAIR AVIATION FUNDING -SERIES
               2003-04                                       5/1/2035   5.32       6,555,000     6,555,000
43706EAB2      THE HOME CITY                                 5/1/2019   5.50       1,710,000     1,710,000
439233AA5      HOOSIER STAMPING MANUFACTURING CORP. -
               SERIES 2004                                   7/1/2036   5.37       1,800,000     1,800,000
439486AA9      HOPE REALTY, LTD. & HARMONY REALTY (KURTZ
               BROS., INC.) - SERIES 2000                    8/1/2015   5.37         890,000       890,000
440261AA3      ALABAMA HOPO REALTY INVESTMENT, LLC SER
               200 TVR                                      12/1/2021   5.39       3,025,000     3,025,000
440261AB1      HOPO REALTY INVESTMENT, LLC - SERIES 200     12/1/2021   5.39       1,770,000     1,770,000
44108XAA4      HOSTUN LLC FLOATER 12/1/2027                 12/1/2027   5.41               -             -





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
290314AA1      ELSINORE PROPERTIES LIMITED - SERIES 1998        4,405,000     4,405,000     8,450,000    8,450,000
295088FM5      ERIE COUNTY, NY IDA RB (NIAGARA-MARYLAND
               LLC PROJECT) -  SERIES 2003                      2,300,000     2,300,000     2,300,000    2,300,000
30243DAA3      FE, LLC - SERIES 1998A                                   -             -     3,690,000    3,690,000
30267EAA2      FT NORTHPORT                                    14,935,000    14,935,000    14,935,000   14,935,000
306723AA5      FALLS VILLAGE REALTY, LLC - SERIES 2004                  -             -     1,000,000    1,000,000
307057AA7      FAMILY SPORTS & LIFESTYLE RB                             -             -       900,000      900,000
30711NAA4      FANNIN & FANNIN LLC                                      -             -     1,890,000    1,890,000
31772BAA4      FINDLAY EVANGELICAL PRESBYTERIAN CHURCH -
               SERIES 2004                                              -             -     1,500,000    1,500,000
31809DAA7      FIORE CAPITAL LLC - SERIES 2005A                 2,745,000     2,745,000     9,745,000    9,745,000
320850AA8      FIRST METROPOLITAN TITLE COMPANY - SERIES
               1997                                                     -             -     1,985,000    1,985,000
320850AB6      FIRST METROPOLITAN TILE COMPANY DEMAND
               NOTES - SERIES 1999                                960,000       960,000       960,000      960,000
336018AA4      FIRST PARK PLACE LLC                                     -             -     1,365,000    1,365,000
339655AA0      FLINT RIVER SERVICES, INC                       11,135,000    11,135,000    11,135,000   11,135,000
351555AA5      ROBERT C. FOX JR.(FOX RACING SHOE
               PROJECT) - SERIES A                                      -             -     3,490,000    3,490,000
361252AA7      G & J LAND MANAGEMENT                            1,425,000     1,425,000     1,425,000    1,425,000
361260AA0      G & J PROPERTIES II, LLC - SERIES 2002                   -             -     1,360,000    1,360,000
36127RAA0      G&L MANUFACTURING INC                            3,535,000     3,535,000     3,535,000    3,535,000
365613AA6      GARDNER PUBLICATIONS INCORPORATED                3,910,000     3,910,000     3,910,000    3,910,000
365835AA5      GARFIED INVESTMENT GROUP                                 -             -     1,405,000    1,405,000
36732RAA7      GASTRO PARTNERS LAND COMPANY, LLC               11,040,000    11,040,000    11,040,000   11,040,000
371608ED8      GENESEE COUNTY, MI TAXABLE OBLIGATION
               NOTES                                                    -             -     1,500,000    1,500,000
372377AA9      GENOA MEDICAL DEVELOPMENT, LLC                   8,000,000     8,000,000     8,000,000    8,000,000
375555AA7      GILEAD FRIENDS CHURCH - SERIES 2002                      -             -       800,000      800,000
383395AA8      GOSON PROJECT - SERIES 1997                              -             -     1,385,000    1,385,000
38378QAA4      GOVERNOR'S VILLAGE LLC - SERIES 2000             2,535,000     2,535,000     2,535,000    2,535,000
38400BAA9      GRACE COMMUNITY CHURCH OF AMARILLO -
               SERIES 2005                                              -             -     2,070,000    2,070,000
384275AA1      GRAF BROTHERS FLOORING                           5,850,000     5,850,000     5,850,000    5,850,000
390378AA5      GREAT EXPECTATIONS LTD. (BASS CHEVROLET)
               - SERIES 1996                                            -             -     1,400,000    1,400,000
40413VAA6      HCH, LLC - SERIES 2000                                   -             -     1,365,000    1,365,000
40428TAA4      HRH CAPITAL LLC - SERIES 2003                            -             -     1,709,000    1,709,000
42224DAA1      HEALTHEUM, LLC - SERIES 2004                             -             -     3,270,000    3,270,000
425135AB6      HENDERSON, OH REGIONAL AUTHORITY                         -             -     2,310,000    2,310,000
427422AD2      HERMAN & KITTLE CAPITAL, LLC - SERIES 2005      11,623,200    11,623,200    11,623,200   11,623,200
435304AA8      HOLLAND-SHELTAIR AVIATION FUNDING -SERIES
               2003-04                                                  -             -     6,555,000    6,555,000
43706EAB2      THE HOME CITY                                            -             -     1,710,000    1,710,000
439233AA5      HOOSIER STAMPING MANUFACTURING CORP. -
               SERIES 2004                                              -             -     1,800,000    1,800,000
439486AA9      HOPE REALTY, LTD. & HARMONY REALTY (KURTZ
               BROS., INC.) - SERIES 2000                               -             -       890,000      890,000
440261AA3      ALABAMA HOPO REALTY INVESTMENT, LLC SER
               200 TVR                                                  -             -     3,025,000    3,025,000
440261AB1      HOPO REALTY INVESTMENT, LLC - SERIES 200                 -             -     1,770,000    1,770,000
44108XAA4      HOSTUN LLC FLOATER 12/1/2027                     2,805,000     2,805,000     2,805,000    2,805,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
444162AA9      HUDSON TOYOTA AND HYUNDAI REALTY - SERIES
               2003                                          4/1/2023   5.37       2,930,000     2,930,000
449789AA4      IOP PROPERTIES, LLC                           4/1/2044   5.37       1,612,500     1,612,500
451887VL4      ILLINOIS DEVELOPMENT FINANCE AUTHORITY
               (HARBORTOWN INDUSTRY INC. PROJECT)           12/1/2020   5.41         800,000       800,000
454108AA9      INDIAN CREEK CHRISTIAN CHURCH INC.           12/1/2055   5.37               -             -
454795AB1      INDIANA HEALTH & EDL FACS FING VAR
               06/01/2019                                    6/1/2019   5.35               -             -
464748BJ0      TOWN OF ISLIP, NY IDA (BRENTWOOD REAL
               ESTATE LLC)-SERIES 2000                      11/1/2020   5.35       2,875,000     2,875,000
46610MAA4      JBM REALTY COMPANY PLL                        5/1/2022   5.37       2,190,000     2,190,000
46613RAA0      HOPKINS WATERHOUSE LLC PROJECT                6/1/2020   5.38       1,800,000     1,800,000
46916PAB6      JACKSONS FOOD STORES, INC.                    3/1/2016   5.37       1,300,000     1,300,000
47777QAA2      JOE HOLLAND  CHEVROLET                        7/1/2024   5.37               -             -
481912AJ2      KBL CAPITAL FUND, INC. (BH REALITY
               LIMITED PARTNERSHIP) - SERIES 1996A           5/1/2021   5.32         635,000       635,000
48247HAA2      KFDT LP - SERIES 2005                         4/1/2035   5.37       3,187,000     3,187,000
48722EAA3      KEATING MUETHING KLEKAMP                     11/1/2024   5.37       1,830,000     1,830,000
491787AB3      KENWOOD COUNTY CLUB, INCORPORATED -
               SERIES 2005                                  12/1/2015   5.35               -             -
496485AC7      KINGSTON HEALTHCARE COMPANY - SERIES 1997A   11/1/2017   5.35               -             -
496485AD5      KINGSTON HEALTHCARE COMPANY - SERIES 1998A    3/1/2018   5.35       1,715,000     1,715,000
496485AG8      KINGSTON HEALTHCARE CORPORATION - SERIES
               2003A                                         8/1/2025   5.32       4,715,000     4,715,000
498006AA3      KIT CARSON COUNTY, CO AGRICULTURAL
               DEVELOPMENT RB (MIDWEST FARMS, LLC) -
               SERIES 1997                                   6/1/2027   5.33         700,000       700,000
500500AA1      KOOL CAPITAL, LLC                             4/1/2029   5.49       4,090,000     4,090,000
50100PAA6      JAMES B. KREWATCH & MARDEN H. KREWATCH
               REVOCABLE LIVING TRUST - SERIES 2005         11/1/2025   5.37         980,000       980,000
502133AA9      LRC - B WADSWORTH INVESTORS, LTD. -
               SERIES 1997                                   9/1/2017   5.50         500,000       500,000
502136AA2      LRC MEADOWS INVESTOR LLC - SERIES 2004       12/1/2034   5.41       1,000,000     1,000,000
502144AA6      LRV ENTERPRISES, LLC - SERIES 1996            9/1/2021   5.48               -             -
51015QAA6      LAKE MARY BAY LIMITED PARTNERSHIP -
               SERIES 2005                                   3/1/2025   5.37               -             -
511778AA0      LAKELAND INCOME PROPERTIES, LLC - SERIES
               2004                                          4/1/2029   5.32       4,575,000     4,575,000
51506GAA4      LANDMARK CHURCH OF CHRIST - SERIES 2005       4/1/2020   5.32               -             -
518640AA5      LAUREL COUNTY, KY INDUSTRIAL BUILDING RB
               (CONSOLIDATED BISCUIT COMPANY PROJECT)        3/1/2015   5.38       5,315,000     5,315,000
519042AA3      LAUREN COMPANY, LLC - SERIES 2003             7/1/2033   5.40               -             -
521417AA3      LE SPORTSAC INC. - SERIES 2005               11/1/2014   5.37       1,740,000     1,740,000
52349HAG8      LEE COUNTY, FL MULTIFAMILY HFA RB
               (CROSSINGS AT CAPE CORAL APARTMENTS
               PROJECT) - SERIES 1999B                       6/1/2014   5.42         420,000       420,000
52349HAQ6      HFA OF LEE COUNTY, FL MULTIFAMILY HOUSING
               RB (UNIVERSITY CLUB APARTMENTS) - SERIES
               2002B                                        5/15/2035   5.32               -             -





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
444162AA9      HUDSON TOYOTA AND HYUNDAI REALTY - SERIES
               2003                                                      -             -     2,930,000    2,930,000
449789AA4      IOP PROPERTIES, LLC                                       -             -     1,612,500    1,612,500
451887VL4      ILLINOIS DEVELOPMENT FINANCE AUTHORITY
               (HARBORTOWN INDUSTRY INC. PROJECT)                        -             -       800,000      800,000
454108AA9      INDIAN CREEK CHRISTIAN CHURCH INC.                1,000,000     1,000,000     1,000,000    1,000,000
454795AB1      INDIANA HEALTH & EDL FACS FING VAR
               06/01/2019                                        5,360,000     5,360,000     5,360,000    5,360,000
464748BJ0      TOWN OF ISLIP, NY IDA (BRENTWOOD REAL
               ESTATE LLC)-SERIES 2000                                   -             -     2,875,000    2,875,000
46610MAA4      JBM REALTY COMPANY PLL                                    -             -     2,190,000    2,190,000
46613RAA0      HOPKINS WATERHOUSE LLC PROJECT                            -             -     1,800,000    1,800,000
46916PAB6      JACKSONS FOOD STORES, INC.                                -             -     1,300,000    1,300,000
47777QAA2      JOE HOLLAND  CHEVROLET                            1,260,000     1,260,000     1,260,000    1,260,000
481912AJ2      KBL CAPITAL FUND, INC. (BH REALITY
               LIMITED PARTNERSHIP) - SERIES 1996A                       -             -       635,000      635,000
48247HAA2      KFDT LP - SERIES 2005                                     -             -     3,187,000    3,187,000
48722EAA3      KEATING MUETHING KLEKAMP                                  -             -     1,830,000    1,830,000
491787AB3      KENWOOD COUNTY CLUB, INCORPORATED -
               SERIES 2005                                       2,925,000     2,925,000     2,925,000    2,925,000
496485AC7      KINGSTON HEALTHCARE COMPANY - SERIES 1997A        2,215,000     2,215,000     2,215,000    2,215,000
496485AD5      KINGSTON HEALTHCARE COMPANY - SERIES 1998A                -             -     1,715,000    1,715,000
496485AG8      KINGSTON HEALTHCARE CORPORATION - SERIES
               2003A                                                     -             -     4,715,000    4,715,000
498006AA3      KIT CARSON COUNTY, CO AGRICULTURAL
               DEVELOPMENT RB (MIDWEST FARMS, LLC) -
               SERIES 1997                                               -             -       700,000      700,000
500500AA1      KOOL CAPITAL, LLC                                         -             -     4,090,000    4,090,000
50100PAA6      JAMES B. KREWATCH & MARDEN H. KREWATCH
               REVOCABLE LIVING TRUST - SERIES 2005                      -             -       980,000      980,000
502133AA9      LRC - B WADSWORTH INVESTORS, LTD. -
               SERIES 1997                                               -             -       500,000      500,000
502136AA2      LRC MEADOWS INVESTOR LLC - SERIES 2004                    -             -     1,000,000    1,000,000
502144AA6      LRV ENTERPRISES, LLC - SERIES 1996                  315,000       315,000       315,000      315,000
51015QAA6      LAKE MARY BAY LIMITED PARTNERSHIP -
               SERIES 2005                                       4,700,000     4,700,000     4,700,000    4,700,000
511778AA0      LAKELAND INCOME PROPERTIES, LLC - SERIES
               2004                                                      -             -     4,575,000    4,575,000
51506GAA4      LANDMARK CHURCH OF CHRIST - SERIES 2005           2,495,000     2,495,000     2,495,000    2,495,000
518640AA5      LAUREL COUNTY, KY INDUSTRIAL BUILDING RB
               (CONSOLIDATED BISCUIT COMPANY PROJECT)                    -             -     5,315,000    5,315,000
519042AA3      LAUREN COMPANY, LLC - SERIES 2003                 1,900,000     1,900,000     1,900,000    1,900,000
521417AA3      LE SPORTSAC INC. - SERIES 2005                            -             -     1,740,000    1,740,000
52349HAG8      LEE COUNTY, FL MULTIFAMILY HFA RB
               (CROSSINGS AT CAPE CORAL APARTMENTS
               PROJECT) - SERIES 1999B                                   -             -       420,000      420,000
52349HAQ6      HFA OF LEE COUNTY, FL MULTIFAMILY HOUSING
               RB (UNIVERSITY CLUB APARTMENTS) - SERIES
               2002B                                             1,860,000     1,860,000     1,860,000    1,860,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
52908MAD7      LEXINGTON FINANCIAL SERVICES, LLC HEALTH
               CARE RB -                                     2/1/2026   5.36
53965PAA4      LOCK INNS, INC.                               2/1/2023   5.41       2,840,000     2,840,000
539833AA1      LOCKLAND DEVELOPMENT COMPANY LTD. -
               SERIES 2000                                   7/1/2020   5.40       1,695,000     1,695,000
549095AA5      L3 CORPORATION- SERIES 2002                  11/1/2017   5.37       2,040,000     2,040,000
55265GAC2      MBE INVESTMENT COMPANY LLC - SERIES 2004A    12/1/2054   5.37       6,850,000     6,850,000
55273XAA9      MCSH REAL ESTATE INVESTORS, LLC               9/1/2021   5.33               -             -
558459MN0      MADISON, WI COMMUNITY DEVELOPMENT
               AUTHORITY RB                                  1/1/2019   5.32       6,695,000     6,695,000
558459QE6      MADISON, WI COMMUNITY DEVELOPMENT
               AUTHORITY RB                                  7/1/2020   5.32       5,750,000     5,750,000
56184RAR1      MANATEE COUNTY, FL MULTIFAMILY HFA RB -
               SERIES 2002B (LA MIRADA GARDENS PROJECT)     11/1/2033   5.32         895,000       895,000
57667RAA2      MATERIALS PROCESSING INC. - SERIES 2004       9/1/2034   5.37       2,422,100     2,422,100
57810*AA8      MAYFAIR VILLAGE RETIREMENT CENTER, INC.,
               KY(VARIABLE RATE TERM NOTES) - SERIES 1995   5/15/2009   5.34               -             -
57945NAA5      DEVIN F. & JANIS L. MCCARTHY - SERIES 1997    7/1/2017   5.35       2,010,000     2,010,000
593652AA8      MIAMI RIVER STONE COMPANY SERIES 2002         8/1/2009   5.42       1,075,000     1,075,000
594310AA2      MICHIGAN CITY, IN (CONSOLIDATED BISCUIT
               COMPANY)                                     10/1/2013   5.37       1,130,000     1,130,000
594478AC3      MICHIGAN EQUITY GROUP LLC                     4/1/2034   5.37               -             -
594519LQ1      MICHIGAN HEFA (HOPE COLLEGE) - SERIES
               1996M                                        10/1/2016   5.37       2,015,000     2,015,000
602419UL5      MILWAUKEE, WI (HISTORIC THIRD WARD
               PARKING PROJECT                               9/1/2028   5.42         905,000       905,000
605275FG6      MISSISSIPPI BUSINESS FINANCE CORPORATION
               IDRB(HOWARD INDUSTRIES INC. PROJECT) -
               SERIES 1995                                   6/1/2010   5.32       1,810,000     1,810,000
605275NL6      MISSISSIPPI BUSINESS FINANCE CORPORATION
               IDRB (TTW FARM PRODUCTS INC.)                11/1/2011   5.32       2,865,000     2,865,000
605275PW0      MISSISSIPPI BUSINESS FINANCE CORPORATION,
               IDRB (LEXTRON-VISTEON LEASING PROJECT) -
               SERIES 2003                                  12/1/2027   5.35               -             -
605275QD1      MISSISSIPPI BUSINESS FINANCE CORPORATION
               (POTTERY BARN INC. PROJECT) - SERIES 2004     6/1/2024   5.40       4,800,000     4,800,000
605279EE4      MISSISSIPPI BUSINESS FINANCE CORPORATION
               (COLLE TOWING PROJECT) - SERIES 2004         10/1/2019   5.32         900,000       900,000
605279FF0      MISSISSIPPI BUSINESS FINANCE CORPORATION
               (ATTALA STEEL INDUSTRIES, LLC PROJECT) -
               SERIES 2005                                   7/1/2020   5.32               -             -
605279FH6      MISSISSIPPI BUSINESS FINANCE CORPORATION      2/1/2021   5.32       2,850,000     2,850,000
613052PX1      MONTGOMERY, AL IDB (THE JOBS COMPANY, LLC
               PROJECT) - SERIES 1996C                       7/1/2016   5.32         865,000       865,000
613127AA7      MONTGOMERY CANCER CENTER LLC - SERIES 1997   10/1/2012   5.32       2,370,000     2,370,000
613643AS4      MONTGOMERY COUNTY, PA (KINGSWOOD
               APARTMENTS PROJECTS)                         8/15/2031   5.32       4,965,000     4,965,000
613643AU9      MONTGOMERY COUNTY, PA (BROOKSIDE MANOR
               APARTMENTS)                                  8/15/2031   5.32               -             -
615828AA8      MOORE ORTHOPEDIC CLINIC                       8/1/2031   5.37               -             -
620885AA1      MT. CARMEL WEST MEDICAL OFFICE BUILDING -
               SERIES                                        8/1/2019   5.38       2,100,000     2,100,000





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
52908MAD7      LEXINGTON FINANCIAL SERVICES, LLC HEALTH
               CARE RB -                                       12,450,000    12,450,000    12,450,000   12,450,000
53965PAA4      LOCK INNS, INC.                                          -             -     2,840,000    2,840,000
539833AA1      LOCKLAND DEVELOPMENT COMPANY LTD. -
               SERIES 2000                                              -             -     1,695,000    1,695,000
549095AA5      L3 CORPORATION- SERIES 2002                              -             -     2,040,000    2,040,000
55265GAC2      MBE INVESTMENT COMPANY LLC - SERIES 2004A                -             -     6,850,000    6,850,000
55273XAA9      MCSH REAL ESTATE INVESTORS, LLC                  7,610,000     7,610,000     7,610,000    7,610,000
558459MN0      MADISON, WI COMMUNITY DEVELOPMENT
               AUTHORITY RB                                             -             -     6,695,000    6,695,000
558459QE6      MADISON, WI COMMUNITY DEVELOPMENT
               AUTHORITY RB                                             -             -     5,750,000    5,750,000
56184RAR1      MANATEE COUNTY, FL MULTIFAMILY HFA RB -
               SERIES 2002B (LA MIRADA GARDENS PROJECT)                 -             -       895,000      895,000
57667RAA2      MATERIALS PROCESSING INC. - SERIES 2004                  -             -     2,422,100    2,422,100
57810*AA8      MAYFAIR VILLAGE RETIREMENT CENTER, INC.,
               KY(VARIABLE RATE TERM NOTES) - SERIES 1995         900,000       900,000       900,000      900,000
57945NAA5      DEVIN F. & JANIS L. MCCARTHY - SERIES 1997               -             -     2,010,000    2,010,000
593652AA8      MIAMI RIVER STONE COMPANY SERIES 2002                    -             -     1,075,000    1,075,000
594310AA2      MICHIGAN CITY, IN (CONSOLIDATED BISCUIT
               COMPANY)                                                 -             -     1,130,000    1,130,000
594478AC3      MICHIGAN EQUITY GROUP LLC                        6,820,000     6,820,000     6,820,000    6,820,000
594519LQ1      MICHIGAN HEFA (HOPE COLLEGE) - SERIES
               1996M                                                    -             -     2,015,000    2,015,000
602419UL5      MILWAUKEE, WI (HISTORIC THIRD WARD
               PARKING PROJECT                                          -             -       905,000      905,000
605275FG6      MISSISSIPPI BUSINESS FINANCE CORPORATION
               IDRB(HOWARD INDUSTRIES INC. PROJECT) -
               SERIES 1995                                        730,000       730,000     2,540,000    2,540,000
605275NL6      MISSISSIPPI BUSINESS FINANCE CORPORATION
               IDRB (TTW FARM PRODUCTS INC.)                            -             -     2,865,000    2,865,000
605275PW0      MISSISSIPPI BUSINESS FINANCE CORPORATION,
               IDRB (LEXTRON-VISTEON LEASING PROJECT) -
               SERIES 2003                                      7,225,000     7,225,000     7,225,000    7,225,000
605275QD1      MISSISSIPPI BUSINESS FINANCE CORPORATION
               (POTTERY BARN INC. PROJECT) - SERIES 2004                -             -     4,800,000    4,800,000
605279EE4      MISSISSIPPI BUSINESS FINANCE CORPORATION
               (COLLE TOWING PROJECT) - SERIES 2004                     -             -       900,000      900,000
605279FF0      MISSISSIPPI BUSINESS FINANCE CORPORATION
               (ATTALA STEEL INDUSTRIES, LLC PROJECT) -
               SERIES 2005                                      3,500,000     3,500,000     3,500,000    3,500,000
605279FH6      MISSISSIPPI BUSINESS FINANCE CORPORATION                 -             -     2,850,000    2,850,000
613052PX1      MONTGOMERY, AL IDB (THE JOBS COMPANY, LLC
               PROJECT) - SERIES 1996C                                  -             -       865,000      865,000
613127AA7      MONTGOMERY CANCER CENTER LLC - SERIES 1997               -             -     2,370,000    2,370,000
613643AS4      MONTGOMERY COUNTY, PA (KINGSWOOD
               APARTMENTS PROJECTS)                                     -             -     4,965,000    4,965,000
613643AU9      MONTGOMERY COUNTY, PA (BROOKSIDE MANOR
               APARTMENTS)                                      7,160,000     7,160,000     7,160,000    7,160,000
615828AA8      MOORE ORTHOPEDIC CLINIC                         10,000,000    10,000,000    10,000,000   10,000,000
620885AA1      MT. CARMEL WEST MEDICAL OFFICE BUILDING -
               SERIES                                           2,235,000     2,235,000     4,335,000    4,335,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
62474QAA7      MRS. K.C. JORDAN & ASSOCIATES, INC.           4/1/2023   5.37       1,800,000     1,800,000
62935XAA5      NO S PROPERTIES LLC - SERIES 2004             8/1/2024   5.37       1,600,000     1,600,000
629364AA8      NPI CAPITAL, LLC - SERIES 1999A               7/1/2029   5.42       1,775,000     1,775,000
63951PAA9      NEBAR INVESTMENTS, LLC - SERIES 2005          7/1/2050   5.37       2,900,000     2,900,000
644614LT4      NEW HAPSHIRE HEALTH FLTR 07/01/2035           7/1/2035   5.28               -             -
64645MAB4      NEW LEXINGTON CLINIC, P.S.C - SERIES 2003     5/1/2018   5.37       1,615,000     1,615,000
6498688H2      NEW YORK STATE HFA RB (345 EAST 94TH
               STREET)                                      11/1/2031   5.34       1,700,000     1,700,000
660385AA3      NORTH LAGOON PARTNERS, INC. - SERIES 2004    10/1/2029   5.32       7,200,000     7,200,000
66529MAA2      NORTHERN KENTUCKY CANCER CENTER LLC           5/1/2024   5.40               -             -
67051MAA6      NUGENT SAND COMPANY - SERIES 1999            11/1/2011   5.38       7,060,000     7,060,000
67085YAA0      OHC REAL ESTATE LLC                          11/1/2026   5.40               -             -
67085YAB8      OHC REAL ESTATE LLC SER B FLT 11/01/2026     11/1/2026   5.40               -             -
679400NU1      OLATHE KS, IDRB (DIAMANT BOART PROJECT) -
               SERIES 1997B                                  3/1/2027   5.47       6,900,000     6,900,000
682429AA3      1800 INDIAN WOOD - SERIES 2005                4/1/2026   5.37       1,875,000     1,875,000
68242VAA4      1212 JACKSON LLC - SERIES 2004                9/1/2024   5.37       2,000,000     2,000,000
683505AF8      OPELIKA IOA (OPELIKA INDUSTRIAL PARK
               PROJECT) - SERIES 1998A                       6/1/2023   5.34       5,840,000     5,840,000
685749AA1      ORDEAL PROPERTIES LLC - SERIES 1997          10/1/2012   5.37       1,225,000     1,225,000
688640AM3      OSWEGO COUNTY, NY IDA CIVIC FACILITIES
               (OH PROPERTIES, INC PROJECT - B)              6/1/2024   5.37       1,010,000     1,010,000
691834AA3      OXMOOR WEST LLC                               4/1/2026   5.32       2,475,000     2,475,000
69317LAA4      PBSI PROPERTIES, LLC - SERIES 2004            3/1/2034   5.45         970,000       970,000
700146AA1      PARISI INVESTMENT, LP & SUPPLY CO. -
               SERIES 1998                                   5/1/2018   5.35       2,220,000     2,220,000
701184AH6      PARKER TOWING COMPANY, INC. - SERIES 2006     6/1/2011   5.37               -             -
70466SAA6      PEACHTREE CREST PROFESSIONAL OFFICES -
               SERIES 2003                                   3/1/2023   5.42       1,750,000     1,750,000
70868MCL7      PENNSYLVANIA EDFA (REPETE ASSOCIATES
               PROJECT) - SERIES 2005B3                      8/1/2025   5.34       3,900,000     3,900,000
736690AE8      CITY OF PORTLAND, OR EDRB (BROADWAY
               PROJECT) - SERIES 2003B                       4/1/2011   5.32       1,665,000     1,665,000
746642AD9      PUTNAM COUNTY NY IDA IDRB                     7/1/2032   5.42               -             -
746642AE7      PUTNAM COUNTY NY IDA IDRB                     7/1/2014   5.42               -             -
750291AA4      RADIATION ONCOLOGY PARTNERS, L.L.P.           8/1/2018   5.32       3,300,000     3,300,000
754441AA1      RAWCAR GROUP LLC PROJECT                      4/1/2036   5.38       4,015,000     4,015,000
756107AA6      REALTY HOLDINGS CO. LLC - SERIES 2004         5/1/2024   5.37       2,435,000     2,435,000
761824AA9      REYNOLDS ROAD FITNESS CENTER, INC.            1/1/2019   5.37               -             -
769429AA9      MAXIMUM PRINCIPLE AMOUNT LIMITED
               PARTNERSHIP (RIVERVIEW MEDICAL OFFICE
               BUILDING)                                    11/1/2017   5.38       2,735,000     2,735,000
774470AA6      ROCKWOOD QUARRY LLC - SERIES 2002            12/1/2022   5.35       3,965,000     3,965,000
775094AA3      ROGERS BRIDGE ROAD & SOUTHERN PROPERTY,
               LLC - SERIES 2002                             1/1/2023   5.47       3,330,000     3,330,000
783776AA5      S & L PLASTIC INC.                            7/1/2008   5.37         730,000       730,000
783856AA5      S&S PARTNERSHIP (MODEL GRAPHICS)- SERIES
               1999                                          9/1/2019   5.45       1,035,000     1,035,000
784887AA9      SWC PRINCETON, LLC                            3/1/2032   5.32               -             -
785160AA0      SABER MANAGEMENT LLC                          7/1/2056   5.37               -             -




                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
62474QAA7      MRS. K.C. JORDAN & ASSOCIATES, INC.                       -             -     1,800,000    1,800,000
62935XAA5      NO S PROPERTIES LLC - SERIES 2004                         -             -     1,600,000    1,600,000
629364AA8      NPI CAPITAL, LLC - SERIES 1999A                           -             -     1,775,000    1,775,000
63951PAA9      NEBAR INVESTMENTS, LLC - SERIES 2005                      -             -     2,900,000    2,900,000
644614LT4      NEW HAPSHIRE HEALTH FLTR 07/01/2035               4,455,000     4,455,000     4,455,000    4,455,000
64645MAB4      NEW LEXINGTON CLINIC, P.S.C - SERIES 2003                 -             -     1,615,000    1,615,000
6498688H2      NEW YORK STATE HFA RB (345 EAST 94TH
               STREET)                                                   -             -     1,700,000    1,700,000
660385AA3      NORTH LAGOON PARTNERS, INC. - SERIES 2004                 -             -     7,200,000    7,200,000
66529MAA2      NORTHERN KENTUCKY CANCER CENTER LLC               3,045,000     3,045,000     3,045,000    3,045,000
67051MAA6      NUGENT SAND COMPANY - SERIES 1999                         -             -     7,060,000    7,060,000
67085YAA0      OHC REAL ESTATE LLC                               2,560,000     2,560,000     2,560,000    2,560,000
67085YAB8      OHC REAL ESTATE LLC SER B FLT 11/01/2026          1,310,000     1,310,000     1,310,000    1,310,000
679400NU1      OLATHE KS, IDRB (DIAMANT BOART PROJECT) -
               SERIES 1997B                                              -             -     6,900,000    6,900,000
682429AA3      1800 INDIAN WOOD - SERIES 2005                            -             -     1,875,000    1,875,000
68242VAA4      1212 JACKSON LLC - SERIES 2004                            -             -     2,000,000    2,000,000
683505AF8      OPELIKA IOA (OPELIKA INDUSTRIAL PARK
               PROJECT) - SERIES 1998A                                   -             -     5,840,000    5,840,000
685749AA1      ORDEAL PROPERTIES LLC - SERIES 1997                       -             -     1,225,000    1,225,000
688640AM3      OSWEGO COUNTY, NY IDA CIVIC FACILITIES
               (OH PROPERTIES, INC PROJECT - B)                          -             -     1,010,000    1,010,000
691834AA3      OXMOOR WEST LLC                                           -             -     2,475,000    2,475,000
69317LAA4      PBSI PROPERTIES, LLC - SERIES 2004                        -             -       970,000      970,000
700146AA1      PARISI INVESTMENT, LP & SUPPLY CO. -
               SERIES 1998                                               -             -     2,220,000    2,220,000
701184AH6      PARKER TOWING COMPANY, INC. - SERIES 2006         3,600,000     3,600,000     3,600,000    3,600,000
70466SAA6      PEACHTREE CREST PROFESSIONAL OFFICES -
               SERIES 2003                                               -             -     1,750,000    1,750,000
70868MCL7      PENNSYLVANIA EDFA (REPETE ASSOCIATES
               PROJECT) - SERIES 2005B3                                  -             -     3,900,000    3,900,000
736690AE8      CITY OF PORTLAND, OR EDRB (BROADWAY
               PROJECT) - SERIES 2003B                                   -             -     1,665,000    1,665,000
746642AD9      PUTNAM COUNTY NY IDA IDRB                         2,885,000     2,885,000     2,885,000    2,885,000
746642AE7      PUTNAM COUNTY NY IDA IDRB                           915,000       915,000       915,000      915,000
750291AA4      RADIATION ONCOLOGY PARTNERS, L.L.P.                       -             -     3,300,000    3,300,000
754441AA1      RAWCAR GROUP LLC PROJECT                                  -             -     4,015,000    4,015,000
756107AA6      REALTY HOLDINGS CO. LLC - SERIES 2004                     -             -     2,435,000    2,435,000
761824AA9      REYNOLDS ROAD FITNESS CENTER, INC.                4,755,000     4,755,000     4,755,000    4,755,000
769429AA9      MAXIMUM PRINCIPLE AMOUNT LIMITED
               PARTNERSHIP (RIVERVIEW MEDICAL OFFICE
               BUILDING)                                                 -             -     2,735,000    2,735,000
774470AA6      ROCKWOOD QUARRY LLC - SERIES 2002                         -             -     3,965,000    3,965,000
775094AA3      ROGERS BRIDGE ROAD & SOUTHERN PROPERTY,
               LLC - SERIES 2002                                         -             -     3,330,000    3,330,000
783776AA5      S & L PLASTIC INC.                                        -             -       730,000      730,000
783856AA5      S&S PARTNERSHIP (MODEL GRAPHICS)- SERIES
               1999                                                      -             -     1,035,000    1,035,000
784887AA9      SWC PRINCETON, LLC                               17,000,000    17,000,000    17,000,000   17,000,000
785160AA0      SABER MANAGEMENT LLC                             10,203,000    10,203,000    10,203,000   10,203,000


                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
790396AG0      ST JOHNS COUNTY IDA TVR FIRST MORTGAGE RB
               (PRESBYTERIAN RETIREMENT COMMUNITIES
               PROJECT) - SERIES 2004B                       8/1/2034   5.42               -             -
79976PAA6      SAND RUN NURSERY & PRESERVE LLC- SERIES
               2004                                          3/1/2024   5.42       1,295,000     1,295,000
802757AA2      SANTA ROSA PROPERTY HOLDINGS, LLC -
               SERIES 2006                                   8/1/2031   5.37               -             -
805378AA4      SAVOY PROPERTIES, LTD- SERIES 2000            8/1/2020   5.37       2,425,000     2,425,000
810019AA7      SCOTT STREET LAND CO.                         1/3/2022   5.37               -             -
814891AA5      SECURITY SELF-STORAGE INC.- SERIES 2005       5/1/2035   5.37       2,800,000     2,800,000
814892AA3      SECURITY SELF-STORAGE, INC.- SERIES 1999      2/1/2019   5.38       4,085,000     4,085,000
817540AA5      SERVAAS, INC. - SERIES 2003                   3/1/2013   5.37       3,330,000     3,330,000
823268AF4      SHEPHERD CAPITAL LLC                         3/15/2049   5.49       3,145,000     3,145,000
82509XAA9      THE SHOPPES AT EDGEWATER - SERIES 2003        1/1/2023   5.32       5,780,000     5,780,000
832721AA2      SMUGGLERS NOTCH MANAGEMENT COMPANY, LTD
               AND                                           9/1/2015   5.37       4,550,000     4,550,000
83722NAB8      SOUTHERN CENTRAL COMMUNICATION
               CORPORATION - SERIES 2003                     4/1/2018   5.35         600,000       600,000
841316AA0      THE SOUTHEAST ALABAMA GAS DISTRICT RB
               (LATERAL PROJECT)                             6/1/2025   5.32               -             -
843569AA2      SOUTHERN ORTHOPAEDIC PROPERTIES, LLC -
               SERIES 2001                                  10/1/2021   5.32       1,660,000     1,660,000
844090AB6      SOUTHERN UTE INDIAN TRIBE RESERVATION         1/1/2027   5.38      13,000,000    13,000,000
845678AA9      SOUTHWESTERN OHIO STEEL, INC.                 4/1/2008   5.41       2,700,000     2,700,000
852584AA9      STALLARD-SCHRIER FAMILY LP - SERIES 1996      9/1/2016   5.42       1,260,000     1,260,000
856777AA5      STATE CREST LTD. - SERIES 2000                6/1/2023   5.37         980,000       980,000
861817AA2      STONEGATE-PARTNERS I, LLC (STONEGATE
               PARTNERS PROJECT) - SERIES 2002               6/1/2034   5.38       5,001,000     5,001,000
865588AA5      BOB SUMEREL TIRE CO, INC. - SERIES 1999       4/1/2019   5.37       3,180,000     3,180,000
87235LAA5      T.D. MANAGEMENT LTD. - SERIES 1996            1/1/2011   5.42         845,000       845,000
87588SAA3      TANT REAL ESTATE, LLC - SERIES 2003           3/1/2023   5.32       2,575,000     2,575,000
877273AA0      TAYLOR STN SURGERY CENTER PROJECT -
               SERIES 2002                                  12/1/2022   5.38       3,160,000     3,160,000
88331PAA7      THAYER PROPERTIES II, LLC - SERIES 2001       9/1/2021   5.39       7,125,000     7,125,000
885625AA1      THREE READING LP                              6/1/2024   5.40       6,980,000     6,980,000
88575VAA9      361 SUMMIT BLVD. LLC - SERIES 2003            5/1/2028   5.37       1,880,000     1,880,000
888236AA4      TIRELESS CORPORATION                          4/1/2019   5.37               -             -
88824QAA9      TISDEL HOLDINGS, LLC                          9/1/2020   5.50       1,820,000     1,820,000
894865AA2      TRENDWAY CORPORATION                         12/1/2026   5.42               -             -
89674XAA3      TRIPLE CROWN INVESTMENTS, LLC - SERIES
               2004                                          8/1/2025   5.32       6,170,000     6,170,000
897097AA9      TROTMAN BAY MINETTE, INC. - SERIES 2000       1/1/2021   5.32       1,960,000     1,960,000
901169AA0      TWELFTH STREET PARTNERS, LLC - SERIES 2005    4/1/2025   5.37       2,640,000     2,640,000
901912AE5      2150 INVESTMENT COMPANY - SERIES 1997         2/1/2017   5.37       1,810,000     1,810,000
90460QAA4      UNICO ALLOYS & METALS - SERIES 2004           8/1/2024   5.35       4,550,000     4,550,000
927286AA2      VINCENT ENTERPRISE & PARTNERS- SERIES 2000    3/1/2020   5.37         795,000       795,000
928355AN6      VISTA FUNDING CORPORATION - SERIES 1997A      7/1/2015   5.40       1,590,000     1,590,000
933146AA0      WALT SWEENEY FORD - SERIES 1996               1/1/2012   5.45         700,000       700,000
936269AA7      WARRIOR ROOFING MANUFACTURING, INC. -
               SERIES 2001                                   9/1/2026   5.44         545,000       545,000
939783NW2      WASHINGTON STATE HFC NON-PROFIT HOUSING
               RB (ROCKWOOD PROGRAM) - SERIES B              1/1/2030   5.32               -             -





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
790396AG0      ST JOHNS COUNTY IDA TVR FIRST MORTGAGE RB
               (PRESBYTERIAN RETIREMENT COMMUNITIES
               PROJECT) - SERIES 2004B                           5,000,000     5,000,000     5,000,000    5,000,000
79976PAA6      SAND RUN NURSERY & PRESERVE LLC- SERIES
               2004                                                      -             -     1,295,000    1,295,000
802757AA2      SANTA ROSA PROPERTY HOLDINGS, LLC -
               SERIES 2006                                       4,800,000     4,800,000     4,800,000    4,800,000
805378AA4      SAVOY PROPERTIES, LTD- SERIES 2000                        -             -     2,425,000    2,425,000
810019AA7      SCOTT STREET LAND CO.                             6,270,000     6,270,000     6,270,000    6,270,000
814891AA5      SECURITY SELF-STORAGE INC.- SERIES 2005                   -             -     2,800,000    2,800,000
814892AA3      SECURITY SELF-STORAGE, INC.- SERIES 1999                  -             -     4,085,000    4,085,000
817540AA5      SERVAAS, INC. - SERIES 2003                               -             -     3,330,000    3,330,000
823268AF4      SHEPHERD CAPITAL LLC                                      -             -     3,145,000    3,145,000
82509XAA9      THE SHOPPES AT EDGEWATER - SERIES 2003                    -             -     5,780,000    5,780,000
832721AA2      SMUGGLERS NOTCH MANAGEMENT COMPANY, LTD
               AND                                                       -             -     4,550,000    4,550,000
83722NAB8      SOUTHERN CENTRAL COMMUNICATION
               CORPORATION - SERIES 2003                         6,100,000     6,100,000     6,700,000    6,700,000
841316AA0      THE SOUTHEAST ALABAMA GAS DISTRICT RB
               (LATERAL PROJECT)                                 7,000,000     7,000,000     7,000,000    7,000,000
843569AA2      SOUTHERN ORTHOPAEDIC PROPERTIES, LLC -
               SERIES 2001                                               -             -     1,660,000    1,660,000
844090AB6      SOUTHERN UTE INDIAN TRIBE RESERVATION                     -             -    13,000,000   13,000,000
845678AA9      SOUTHWESTERN OHIO STEEL, INC.                             -             -     2,700,000    2,700,000
852584AA9      STALLARD-SCHRIER FAMILY LP - SERIES 1996                  -             -     1,260,000    1,260,000
856777AA5      STATE CREST LTD. - SERIES 2000                            -             -       980,000      980,000
861817AA2      STONEGATE-PARTNERS I, LLC (STONEGATE
               PARTNERS PROJECT) - SERIES 2002                           -             -     5,001,000    5,001,000
865588AA5      BOB SUMEREL TIRE CO, INC. - SERIES 1999                   -             -     3,180,000    3,180,000
87235LAA5      T.D. MANAGEMENT LTD. - SERIES 1996                        -             -       845,000      845,000
87588SAA3      TANT REAL ESTATE, LLC - SERIES 2003                       -             -     2,575,000    2,575,000
877273AA0      TAYLOR STN SURGERY CENTER PROJECT -
               SERIES 2002                                               -             -     3,160,000    3,160,000
88331PAA7      THAYER PROPERTIES II, LLC - SERIES 2001                   -             -     7,125,000    7,125,000
885625AA1      THREE READING LP                                          -             -     6,980,000    6,980,000
88575VAA9      361 SUMMIT BLVD. LLC - SERIES 2003                        -             -     1,880,000    1,880,000
888236AA4      TIRELESS CORPORATION                              2,360,000     2,360,000     2,360,000    2,360,000
88824QAA9      TISDEL HOLDINGS, LLC                                      -             -     1,820,000    1,820,000
894865AA2      TRENDWAY CORPORATION                              1,435,000     1,435,000     1,435,000    1,435,000
89674XAA3      TRIPLE CROWN INVESTMENTS, LLC - SERIES
               2004                                                      -             -     6,170,000    6,170,000
897097AA9      TROTMAN BAY MINETTE, INC. - SERIES 2000                   -             -     1,960,000    1,960,000
901169AA0      TWELFTH STREET PARTNERS, LLC - SERIES 2005                -             -     2,640,000    2,640,000
901912AE5      2150 INVESTMENT COMPANY - SERIES 1997                     -             -     1,810,000    1,810,000
90460QAA4      UNICO ALLOYS & METALS - SERIES 2004                       -             -     4,550,000    4,550,000
927286AA2      VINCENT ENTERPRISE & PARTNERS- SERIES 2000                -             -       795,000      795,000
928355AN6      VISTA FUNDING CORPORATION - SERIES 1997A                  -             -     1,590,000    1,590,000
933146AA0      WALT SWEENEY FORD - SERIES 1996                           -             -       700,000      700,000
936269AA7      WARRIOR ROOFING MANUFACTURING, INC. -
               SERIES 2001                                               -             -       545,000      545,000
939783NW2      WASHINGTON STATE HFC NON-PROFIT HOUSING
               RB (ROCKWOOD PROGRAM) - SERIES B                  3,572,000     3,572,000     3,572,000    3,572,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
94271PAA7      WATSON'S DAYTON PROPERTIES, LLC- SERIES
               2002A                                         7/1/2018   5.40       3,720,000     3,720,000
949530AA7      WELLINGTON GREEN L.L.C - SERIES 1999          4/1/2029   5.37       7,020,000     7,020,000
950316AA7      WELLSTONE MILLS LLC - SERIES 2004A          12/15/2024   5.37       9,200,000     9,200,000
952054AA2      WESTCHESTER PRESBYTERIAN CHURCH               9/1/2013   5.50         495,000       495,000
952206AA8      WEST COAST PACK, LLC - SERIES 2005            7/1/2035   5.38       3,400,000     3,400,000
957376AA4      WESTCHESTER COUNTY, NY IDA RB (B.W.P.
               DISTRIBUTORS INC.) - SERIES 1997             10/1/2028   5.44       1,800,000     1,800,000
96683VAA1      WHOLESOME GROUP LLC - SERIES 2005            10/1/2020   5.37               -             -
96925TAA4      WILLIAM MORRIS REALTY GREYSTONE               3/1/2032   5.36               -             -
971117AA4      WILLOW CREEK INTEREST LLC, OH - SERIES
               2005                                          4/1/2025   5.37       4,900,000     4,900,000
971643AA9      WILMINGTON IRON & METAL COMPANY - SERIES
               1999                                          8/1/2014   5.41       1,410,000     1,410,000
97180*YJ1      WILMINGTON TRUST COMPANY                      1/1/2011   5.34       4,341,236     4,341,236
973174AH8      WINDER-BARROW INDUSTRIAL BUILDING
               AUTHORITY (THE CONCRETE COMPANY PROJECT)
               - SERIES 2000                                 2/1/2020   5.32       8,125,000     8,125,000
973659AA3      WINDSOR MEDICAL CENTER, INC. - SERIES 1997   12/3/2018   5.38         990,000       990,000
97671RAA2      WISCONSIN HOUSING PRESERVATION CORPORATIN
               - SERIES                                      5/1/2035   5.32               -             -
980110AA8      WOODS GROUP TN, LLC                           9/1/2031   5.38               -             -
981360AA8      WORD OF DELIVERANCE - SERIES 2004            12/1/2024   5.37       1,000,000     1,000,000
                                                                                ------------  ------------
                   Total Variable Rate Demand Instruments                        534,250,836   534,250,836

Yankee Certificates of Deposit
00279GD62      ABBEY NATIONAL BANK                           4/7/2008      -               -             -
00279GWU8      ABBEY NATIONAL BANK YCD                     11/21/2007   5.27               -             -
0594L6KN4      BANCO BILBAO DE VIZCAYA, YTM 5.3%           12/20/2007   5.19               -             -
0594L6MG7      BANCO BILBAO DE VIZCAYA                       5/4/2007   5.32               -             -
0594L7AT0      BANCO BILBAO DE VIZCAYA ARGENTARIA            4/7/2008      -               -             -
0673P1XK5      BARCLAYS BANK PLC                            4/24/2007   5.32               -             -
07273YFL9      BAYERISCHE HYPO-UND VEREINSBANK               4/5/2007   5.30               -             -
07273YFV7      BAYERISCHE HYPO-UND VEREINSBANK               5/9/2007   5.29      25,000,000    25,000,000
13170FCA9      CAYLON                                       6/15/2007   5.32               -             -
13170FCZ4      CALYON                                        9/5/2007   5.32               -             -
13606WCF5      CANADIAN IMPERIAL BANK OF COMMERCE          10/18/2007   5.39      50,000,000    50,000,000
13606WEA4      CANADIAN IMPERIAL BANK OF COMMERCE          11/26/2007   5.38       5,000,000     4,999,685
13606WKP4      CANADIAN IMPERIAL BANK OF COMMERCE          12/20/2007   5.35               -             -
22536FCF8      CREDIT INDUSTRIEL ET COMMERCIAL              7/16/2007   5.33               -             -
22536FCX9      CREDIT INDUSTRIEL ET COMMERCIAL              7/19/2007   5.30               -             -
22550AE27      CREDIT SUISSE                               12/17/2007   5.38               -             -
22550AT39      CREDIT SUISSE                                 4/5/2007   5.29               -             -
22550AV44      CREDIT SUISSE                                6/12/2007   5.29               -             -
23322AA34      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB            4/26/2007   5.29      40,000,000    40,000,000
23322AA83      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB            4/18/2007   5.29               -             -
23322AZY9      DEUTSCHE ZENTRAL-GENOSSENSCHAFTS BANK        4/13/2007   5.30      50,000,000    50,000,000
25152XCJ7      DEUTSCHE BANK AG                            10/24/2007   5.41               -             -
25152XCY4      DEUTSCHE BANK N/C                           12/17/2007   5.34               -             -
25152XES5      DEUTSCHE BANK                                 3/5/2008   5.39               -             -
25152XEU0      DEUTSCHE BANK                                 3/7/2008   5.38               -             -
40411AJ64      HBOS PLC, YTM 5.42%                           6/4/2007   5.42      50,000,000    50,000,000





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
94271PAA7      WATSON'S DAYTON PROPERTIES, LLC- SERIES
               2002A                                                   -             -     3,720,000    3,720,000
949530AA7      WELLINGTON GREEN L.L.C - SERIES 1999                    -             -     7,020,000    7,020,000
950316AA7      WELLSTONE MILLS LLC - SERIES 2004A                      -             -     9,200,000    9,200,000
952054AA2      WESTCHESTER PRESBYTERIAN CHURCH                         -             -       495,000      495,000
952206AA8      WEST COAST PACK, LLC - SERIES 2005                      -             -     3,400,000    3,400,000
957376AA4      WESTCHESTER COUNTY, NY IDA RB (B.W.P.
               DISTRIBUTORS INC.) - SERIES 1997                        -             -     1,800,000    1,800,000
96683VAA1      WHOLESOME GROUP LLC - SERIES 2005               1,815,000     1,815,000     1,815,000    1,815,000
96925TAA4      WILLIAM MORRIS REALTY GREYSTONE                15,500,000    15,500,000    15,500,000   15,500,000
971117AA4      WILLOW CREEK INTEREST LLC, OH - SERIES
               2005                                                    -             -     4,900,000    4,900,000
971643AA9      WILMINGTON IRON & METAL COMPANY - SERIES
               1999                                                    -             -     1,410,000    1,410,000
97180*YJ1      WILMINGTON TRUST COMPANY                                -             -     4,341,236    4,341,236
973174AH8      WINDER-BARROW INDUSTRIAL BUILDING
               AUTHORITY (THE CONCRETE COMPANY PROJECT)
               - SERIES 2000                                           -             -     8,125,000    8,125,000
973659AA3      WINDSOR MEDICAL CENTER, INC. - SERIES 1997              -             -       990,000      990,000
97671RAA2      WISCONSIN HOUSING PRESERVATION CORPORATIN
               - SERIES                                        1,620,000     1,620,000     1,620,000    1,620,000
980110AA8      WOODS GROUP TN, LLC                             2,100,000     2,100,000     2,100,000    2,100,000
981360AA8      WORD OF DELIVERANCE - SERIES 2004                       -             -     1,000,000    1,000,000
                                                            ------------  ------------  ------------  ------------
                   Total Variable Rate Demand Instruments    393,743,200   393,743,200   927,994,036   927,994,036     12.23%

Yankee Certificates of Deposit
00279GD62      ABBEY NATIONAL BANK                           100,000,000    99,975,440   100,000,000   99,975,440
00279GWU8      ABBEY NATIONAL BANK YCD                        25,000,000    24,996,843    25,000,000   24,996,843
0594L6KN4      BANCO BILBAO DE VIZCAYA, YTM 5.3%              50,000,000    49,954,546    50,000,000   49,954,546
0594L6MG7      BANCO BILBAO DE VIZCAYA                       100,000,000   100,000,000   100,000,000  100,000,000
0594L7AT0      BANCO BILBAO DE VIZCAYA ARGENTARIA            100,000,000    99,980,470   100,000,000   99,980,470
0673P1XK5      BARCLAYS BANK PLC                              50,000,000    50,000,000    50,000,000   50,000,000
07273YFL9      BAYERISCHE HYPO-UND VEREINSBANK               200,000,000   200,000,000   200,000,000  200,000,000
07273YFV7      BAYERISCHE HYPO-UND VEREINSBANK                50,000,000    50,000,000    75,000,000   75,000,000
13170FCA9      CAYLON                                        100,000,000   100,000,000   100,000,000  100,000,000
13170FCZ4      CALYON                                         75,000,000    75,000,000    75,000,000   75,000,000
13606WCF5      CANADIAN IMPERIAL BANK OF COMMERCE                      -             -    50,000,000   50,000,000
13606WEA4      CANADIAN IMPERIAL BANK OF COMMERCE             40,000,000    39,997,484    45,000,000   44,997,169
13606WKP4      CANADIAN IMPERIAL BANK OF COMMERCE            100,000,000   100,000,000   100,000,000  100,000,000
22536FCF8      CREDIT INDUSTRIEL ET COMMERCIAL                50,000,000    50,000,000    50,000,000   50,000,000
22536FCX9      CREDIT INDUSTRIEL ET COMMERCIAL               100,000,000    99,998,513   100,000,000   99,998,513
22550AE27      CREDIT SUISSE                                 100,000,000   100,000,000   100,000,000  100,000,000
22550AT39      CREDIT SUISSE                                 100,000,000   100,000,000   100,000,000  100,000,000
22550AV44      CREDIT SUISSE                                  50,000,000    50,000,000    50,000,000   50,000,000
23322AA34      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB             125,000,000   125,000,000   165,000,000  165,000,000
23322AA83      DEUTSCHE ZENTRAL-GENOSSENSCHAFTSB             100,000,000   100,000,000   100,000,000  100,000,000
23322AZY9      DEUTSCHE ZENTRAL-GENOSSENSCHAFTS BANK                   -             -    50,000,000   50,000,000
25152XCJ7      DEUTSCHE BANK AG                               25,000,000    25,000,000    25,000,000   25,000,000
25152XCY4      DEUTSCHE BANK N/C                              30,000,000    30,000,000    30,000,000   30,000,000
25152XES5      DEUTSCHE BANK                                 100,000,000   100,000,000   100,000,000  100,000,000
25152XEU0      DEUTSCHE BANK                                  50,000,000    50,000,000    50,000,000   50,000,000
40411AJ64      HBOS PLC, YTM 5.42%                                     -             -    50,000,000   50,000,000



                                                                                   Cortland Trust, Inc.-
                                                                                 Cortland General Money
                                                                                       Market Fund
                                                                               ---------------------------
   Security                                                Maturity   Current                   Amortized
    Number                Security Description               Date     Coupon      Shares/Par       Cost
----------------------------------------------------------------------------------------------------------
40429FPF6      HSH NORDBANK AG                              7/16/2007   5.33               -             -
40429FQK4      HSH NORDBANK                                 3/13/2008   5.29               -             -
40429FQL2      HSH NORDBANK                                 3/17/2008   5.29               -             -
4823T0BB4      KREDITBANK                                   5/22/2007   5.35      40,000,000    40,000,000
51488PE46      LANDESBANK BADEN WURTEMBURG, YTM 5.399%      5/24/2007   5.35               -             -
65556LXG4      NORDDEUTSCHE LANDESBANK GIROZENTRAL          4/16/2007   5.35               -             -
65556LYG3      NORDDEUTSCHE LANDESBANK GIROZENTRAL, YTM
               5.33%                                        7/16/2007   5.33               -             -
65556LYJ7      NORDDEUTSCHE LANDESBANK GIROZENTRAL          7/16/2007   5.34               -             -
78009HD97      ROYAL BANK OF CANADA 5.4% 11/09/2007 YCD     11/9/2007   5.40               -             -
78009HQ44      ROYAL BANK OF CANADA                         6/21/2007   5.32               -             -
8336P16Q8      SOCIETE GENERALE                            12/17/2007   5.38               -             -
8336P1AL4      SOCIETE GENERALE YCD                          1/8/2008   5.39               -             -
85324E2Q1      STANDARD CHARTERED PLC                        4/7/2008      -               -             -
85324E2R9      STANDARD CHARTERED BANK                       4/7/2008      -               -             -
85324FDT0      STANDARD CHARTERED PLC                       4/12/2007   5.30               -             -
85324FEA0      STANDARD CHARTERED PLC                        6/7/2007   5.28               -             -
85324FEM4      STANDARD CHARTERED PLC                       5/10/2007   5.29      75,000,000    75,000,000
86959EM63      SVENSKA HANDELSBANKEN, YTM 5.33%            10/26/2007   5.37               -             -
8911A2FX7      TORONTO DOMINION, YTM 5.31%                  4/13/2007   5.30      30,000,000    29,999,863
90261XCU4      UBS N/C YCD                                  1/11/2008   5.42               -             -
90263KNM6      UNION BANK OF SWITZERLAND                     5/7/2007   5.29      30,000,000    30,000,000
                                                                               -------------  -------------
                     Total Yankee Certificates of Deposit                        395,000,000   394,999,549

Repurchase Agreement
15ANMKD02      Annaly Mortgage Management, Inc. purchased
               on 03/30/07, repurchase proceeds at
               maturity $75,033,375 (Collateralized by
               $83,848,461, GNMA, 5.000% to 6.000%,
               due 02/20/33 to 10/20/34, value
               $76,500,001)                                  4/2/2007   5.34      75,000,000    75,000,000
70UBSKD02      UBS Securities, LLC, purchased on 03/30/07,
               repurchase proceeds at maturity
               $10,004,433(Collateralized by
               $43,515,000,GNMA,5.50% to 9.00%,
               due 04/15/14 to 04/20/35, value
               $10,200,413.06)                               4/2/2007   5.32               -             -
                                                                               --------------  ------------
                               Total Repurchase Agreement                         75,000,000    75,000,000

                                          Total Portfolio                      1,953,920,836 1,952,665,182
                                                                               ============= ==============





                                                                                           Pro Forma Combined Daily
                                                              Daily Income Fund - Money   Income Fund - Money Market  % of Total
                                                                   Market Portfolio                Portfolio          Investments
                                                           ----------------------------------------------------------------------
   Security                                                                  Amortized                  Amortized
    Number                Security Description                 Shares/Par       Cost       Shares/Par      Cost
---------------------------------------------------------------------------------------------------------------------------------
40429FPF6      HSH NORDBANK AG                                50,000,000    50,000,000    50,000,000   50,000,000
40429FQK4      HSH NORDBANK                                  100,000,000    99,990,642   100,000,000   99,990,642
40429FQL2      HSH NORDBANK                                   50,000,000    49,995,284    50,000,000   49,995,284
4823T0BB4      KREDITBANK                                     15,000,000    15,000,000    55,000,000   55,000,000
51488PE46      LANDESBANK BADEN WURTEMBURG, YTM 5.399%        18,000,000    17,996,344    18,000,000   17,996,344
65556LXG4      NORDDEUTSCHE LANDESBANK GIROZENTRAL            25,000,000    25,000,000    25,000,000   25,000,000
65556LYG3      NORDDEUTSCHE LANDESBANK GIROZENTRAL, YTM
               5.33%                                          50,000,000    50,000,358    50,000,000   50,000,358
65556LYJ7      NORDDEUTSCHE LANDESBANK GIROZENTRAL            50,000,000    50,000,000    50,000,000   50,000,000
78009HD97      ROYAL BANK OF CANADA 5.4% 11/09/2007 YCD       25,000,000    25,000,000    25,000,000   25,000,000
78009HQ44      ROYAL BANK OF CANADA                           50,000,000    50,000,000    50,000,000   50,000,000
8336P16Q8      SOCIETE GENERALE                              100,000,000   100,000,000   100,000,000  100,000,000
8336P1AL4      SOCIETE GENERALE YCD                           50,000,000    50,000,000    50,000,000   50,000,000
85324E2Q1      STANDARD CHARTERED PLC                        100,000,000    99,985,150   100,000,000   99,985,150
85324E2R9      STANDARD CHARTERED BANK                        50,000,000    49,989,005    50,000,000   49,989,005
85324FDT0      STANDARD CHARTERED PLC                         50,000,000    50,000,000    50,000,000   50,000,000
85324FEA0      STANDARD CHARTERED PLC                         50,000,000    50,000,000    50,000,000   50,000,000
85324FEM4      STANDARD CHARTERED PLC                                  -             -    75,000,000   75,000,000
86959EM63      SVENSKA HANDELSBANKEN, YTM 5.33%               70,000,000    69,987,503    70,000,000   69,987,503
8911A2FX7      TORONTO DOMINION, YTM 5.31%                             -             -    30,000,000   29,999,863
90261XCU4      UBS N/C YCD                                    50,000,000    50,000,000    50,000,000   50,000,000
90263KNM6      UNION BANK OF SWITZERLAND                      50,000,000    50,000,000    80,000,000   80,000,000
                                                          -------------- ------------- ------------- -------------
                     Total Yankee Certificates of Deposit  2,823,000,000 2,822,847,582 3,218,000,000 3,217,847,131     42.40%

Repurchase Agreement
15ANMKD02      Annaly Mortgage Management, Inc. purchased
               on 03/30/07, repurchase proceeds at
               maturity $75,033,375 (Collateralized by
               $83,848,461, GNMA, 5.000% to 6.000%,
               due 02/20/33 to 10/20/34, value
               $76,500,001)                                            -             -    75,000,000   75,000,000
70UBSKD02      UBS Securities, LLC, purchased on 03/30/07,
               repurchase proceed sat maturity
               $10,004,433 (Collateralized by
               $43,515,000,GNMA,5.50% to 9.00%,
               due 04/15/14 to 04/20/35, value
               $10,200,413.06)                                10,000,000    10,000,000    10,000,000   10,000,000
                                                          -------------- ------------- ------------- -------------
                               Total Repurchase Agreement     10,000,000    10,000,000    85,000,000   85,000,000       1.12%

                                          Total Portfolio  5,643,471,200 5,637,304,703 7,597,392,036 7,589,969,885    100.00%
                                                          ============== ============= ============= =============



             See Notes to Pro Forma Financial Statements (Unaudited)

     Notes to the Pro Forma Financial Statements March 31, 2007 (Unaudited)

1.       BASIS OF COMBINATION

         At a meeting of the Board of Directors of Cortland Trust, Inc. ("Cortland"), the Board approved Plans of Reorganization and Liquidation, pursuant to which, subject to approval by its shareholders, Cortland will transfer all of the assets and liabilities of its three portfolios, the Cortland General Money Market Fund ("CORT MM"), U.S. Government Fund ("CORT GOV") and Municipal Money Market Fund ("CORT MUNI"), to the Money Market Portfolio ("MM DIF"), the U.S. Government Portfolio ("GOV DIF") and the Municipal Portfolio ("MUNI DIF") of Daily Income Fund, respectively, in exchange for shares of MM DIF, GOV DIF and MUNI DIF (the "Reorganization"). The Reorganization will account for each exchange between portfolios as a tax-free merger of investment companies.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang Asset Management, LLC ("RTAM") fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Short Term Income Fund, Inc. ("STIF"), two other registered investment companies managed by RTAM, are considering proposals to transfer substantially all of their respective assets into the appropriate portfolios of DIF. The participation of DTIF and STIF in the Reorganization is contingent upon approval by the shareholders of those funds.

         The unaudited Pro Forma Statement of Assets and Liabilities, Pro Forma Statement of Operations and Pro Forma Portfolio of Investments reflect the accounts of CORT MM and MM DIF at and for the twelve months ended March 31, 2007 ("Pro Forma Statements"). The Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Portfolio of Investments assume that the Reorganization is consummated after the close of business March 31, 2007. The Pro Forma Statement of Operations assumes that the Reorganization was consummated at the beginning of the fiscal year ended March 31, 2007.

         In conjunction with the Reorganization and the exchange between CORT MM and MM DIF, MM DIF will be considered the accounting survivor.

         Reich & Tang Asset Management, LLC will pay all the costs associated with the Reorganization. Therefore the Pro Forma Statements do not reflect these expenses.

         The Pro Forma Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of CORT MM and MM DIF included in their respective Statements of Additional Information.

         2. VALUATION

         The portfolio securities of CORT MM and MM DIF are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

         3. CAPITAL SHARES

         The Pro Forma Combined net asset value per share assumes the issuance of additional shares of MM DIF which would have been issued at March 31, 2007, in connection with the proposed Reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2007 net asset value per share of MM DIF of $1.00.

         The Pro Forma number of shares outstanding are determined as follows:

                                                              money market
                                         Retail Class         Xpress Class
                                      -----------------    -----------------
Shares Outstanding of MM DIF:             897,903,953                    0
                                      -----------------    -----------------



                                                              money market
                                    Retail Class              Xpress Class            Retail Class

                                  (in exchange for          (in exchange for        (in exchange for
                               Cortland Class shares)         money market          Short Term General
                                      shares)                Xpress shares)             Fund shares)
                               ----------------------       ----------------        ------------------
Additional Shares to be             471,363,552               1,475,324,695             32,104,699
issued to CORT MM:             ----------------------       ----------------        ------------------



                             Retail Class (following                               Retail Class (following
                              Reorganization of the           money market          Reorganization of the
                                 Cortland Class)              Xpress Class         Short Term General Fund)
                             -----------------------         --------------        ------------------------
Pro Forma Shares                  1,369,267,505               1,475,324,695              930,008,652
Outstanding of MM DIF:       -----------------------         --------------        ------------------------


         The Pro Forma Statements assume that all shares of CORT MM outstanding on March 31, 2007, were exchanged, tax free, for shares of MM DIF.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of MM DIF, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of MM DIF and CORT MM combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contract in effect for MM DIF at the level of assets of the combined fund for the stated period.

                         PRO FORMA FINANCIAL STATEMENTS

      Statements of Assets and Liabilities as of March 31, 2007 (Unaudited)


                                                                                                                         Pro Forma
                                                                                                                          Combined
                                                         Cortland                                                       Daily Income
                                                          Trust,             Daily Income                                 Fund-U.S.
                                                         Inc.-U.S.          U.S. Government        Pro Forma             Government
                                                      Government Fund          Portfolio          Adjustments            Portfolio
                                                      ---------------       ---------------      ------------        ---------------
Assets:
    Investments in securities, at amortized
    cost (Note 1)                                      $   50,989,113       $   251,914,639                 -        $  302,903,752
    Cash                                                      243,715                     -       (243,715)(a)                    0
    Prepaid Expenses                                            1,802                20,803                 -                22,605
    Accrued interest rec'ble                                  123,142               338,464                 -               461,606
    Other Receivables                                           6,569                     -                 -                 6,569
                                                      ----------------      ----------------     -------------       ---------------
            Total Assets                                   51,364,341           252,273,906       (243,715)(a)          303,394,532
                                                      ----------------      ----------------     -------------       ---------------

Liabilities:
    Cash Overdraft Due to Custodian                    $            -       $       747,049           243,715        $      503,334
    Payable to Affiliates                                      36,108                92,853                 -               128,961
    Accrued expense Payable                                         -                70,173                 -                70,173
    Other Payable                                                   -                 5,538                 -                 5,538
    Dividends Payable                                               2               459,772                 -               459,774
                                                      ----------------      ----------------     -------------       ---------------
            Total Liabilities                                  36,110             1,375,385           243,715             1,167,780
                                                      ----------------      ----------------     -------------       ---------------
    Net Assets                                         $   51,328,231       $   250,898,521                 -        $  302,226,752
                                                      ================      ================     =============       ===============
Source of Net Assets:
    Net capital paid in on shares of capital
    stock (Note 3)                                     $   51,330,649       $   250,898,521                 -        $  302,229,170
    Accumulated net realized gain (loss)                       (2,418)                    -                 -                (2,418)
                                                      ----------------      ----------------     -------------       ---------------
    Net Assets                                         $   51,328,231       $   250,898,521                          $  302,226,752
                                                       ===============       ===============     =============        ==============
    Net Asset Value, per Share (Note 3):
                                                                     Shares
    Cortland Trust, Inc.-U.S. Government Fund       Net Assets     Outstanding      NAV
                                                 ---------------------------------------
    Cortland Shares                              $    51,328,231     51,330,649     1.00
                                                 --------------------------------
                                                 $    51,328,231     51,330,649
                                                 ================================

    Daily Income Fund-U.S Government Portfolio                                    Shares
                                                                Net Assets      Outstanding      NAV
                                                              -----------------------------------------
    Institutional Shares                                      $        10,000           10,000   1.00
    Institutional Service Shares                              $        10,000           10,000   1.00
    Retail Shares                                             $    57,051,170       57,051,170   1.00
    Advantage Shares                                          $   193,827,351      193,827,351   1.00
                                                              ---------------------------------
                                                              $   250,898,521      250,898,521
                                                              =================================

    Combined Daily Income Fund-U.S Government                                                                Shares
    Portfolio                                                                               Net Assets    Outstanding    NAV
                                                                                          ------------------------------------
    Institutional Shares                                                                  $        10,000       10,000  1.00
    Institutional Service Shares                                                          $        10,000       10,000  1.00
    Retail Shares                                                                         $   108,379,401  108,381,819  1.00
    Advantage Shares                                                                      $   193,827,351  193,827,351  1.00
                                                                                          ------------------------------
                                                                                          $   302,226,752  302,229,170
                                                                                          ==============================
    (a) Reclass of excess cash to offset cash overdraft due to custodian

      See Notes to Pro Forma Financial Statements (Unaudited)


                        Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)


                                                                                                                          Pro Forma
                                                                                                                          Combined
                                                                                                                        Daily Income
                                                                             Daily Income Fund -                         Fund - US
                                                  Cortland Trust, Inc.-         US Government       Pro Forma             Government
                                                US Government Portfolio          Portfolio         Adjustments            Portfolio
                                               --------------------------   -------------------  ---------------       -------------
INVESTMENT INCOME
Income:
   Interest
Expenses: (Note 2)                              $        13,522,789          $  3,533,184         $       -           $  17,055,973
                                               --------------------------   -------------------  ---------------      --------------
   Investment management fee                              1,955,578                80,252        (1,638,129) (a)            397,701
   Administration fee                                             -                33,438           132,271  (b)            165,709
   Shareholder servicing fee (Institutional
   Service shares)                                                -                     1                 -                       1
   Shareholder servicing fee (Retail Shares)                      -                11,031           344,774  (c)            355,805
   Shareholder servicing fee (Advantage Shares)             316,598               144,152                 -                 460,750
   Distribution fee (Retail Shares)                         344,774                28,681           551,638  (d)            925,093
   Distribution fee (Advantage Shares)                      316,598               432,454           633,136  (e)          1,382,188
   Sub-Accounting fee (Advantage Shares)                          -                57,661           126,631  (f)            184,292
   Custodian expenses                                             -                 6,630            15,063  (g)             21,693
   Shareholder servicing and related
   shareholder expenses                                           -                16,839           188,268  (g)            205,107
   Legal, compliance and filing fees                              -                34,492            86,794  (g)            121,286
   Audit and accounting                                           -                53,750            62,254  (g)            116,004
   Trustees' fees and expenses                               16,834                 3,852             7,989  (g)             28,675
   Other                                                      5,091                 1,810             3,299  (g)             10,200
                                               --------------------------   -------------------  ---------------       -------------
   Total expenses                                         2,955,473               905,043           513,988               4,374,504
         Less:  Fees waived                                (291,158)             (263,178)         (507,542) (h)         (1,061,878)
         Expense paid indirectly                                                                                                  -
                                               --------------------------   -------------------  ---------------       -------------
   Net expenses                                           2,664,315               641,865             6,446               3,312,626
                                               --------------------------   -------------------  ---------------       -------------
   Net investment income                                 10,858,474             2,891,319            (6,446)             13,743,347

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (2,418)                    -                 -                  (2,418)
                                               --------------------------   -------------------  ---------------       -------------
Increase in net assets from operations                   10,856,056             2,891,319            (6,446)             13,740,929
                                               ==========================   ===================  ===============       =============

(a) Adjustment reflects a Management Fee structure changed.
(b) Adjustment reflects a Administration Fee structure changed.
(c) Adjustment reflects an increase in shareholder servicing fee due to the exchange of Cortland Shares of Cortland Government to
    Retail Shares
(d) Adjustment reflects a change in Distribution fee due to the exchange of Cortland Shares of Cortland Government to Retail Shares.
(e) Adjustment reflects a change in Distribution fee due to the exchange of Advantage Shares of Cortland Government to Advantage
    Shares.
(f) Adjustment reflects a increase in Sub-Accounting fee due to the exchange of Advantage Shares of Cortland Government to Advantage
    Shares.
(g) Adjustment reflects a Change in Operating expenses from merger.
(h) Contractual fee waivers in effect to maintain expense ratios of individual classes.


             See Notes to Pro Forma Financial Statements (Unaudited)


            Portfolio of Investments as of March 31, 2007 (Unaudited)

                                                                                      Cortland Trust,
                                                                                        Inc.- U.S.
                                                                                      Government Fund
                                                                                  ------------------------
   Security                                                  Maturity    Current                Amortized
    Number                Security Description                 Date      Coupon    Shares/Par      Cost
----------------------------------------------------------------------------------------------------------
Floating Rate Securities
78442FAW8       STUDENT LOAN MARKETING ASSOCIATION FLOATER    7/25/2007     5.58   $5,000,000  $5,003,973
78442FAW8       STUDENT LOAN MARKETING ASSOCIATION FLOATER    7/25/2007     5.58            -           -
78442FDH8       STUDENT LOAN MARKETING ASSOCIATION FLOATER    1/25/2008     5.44            -           -
                                                                                   ----------   ---------
                                         Total Floating Rate                        5,000,000   5,003,973
Loan
Participation
17AAFKD18       ARMY AND AIR FORCE EXCHANGE SERVICE           4/18/2007     5.31    4,000,000   4,000,000
                                                                                   ----------   ---------
                                    Total Loan Participation                        4,000,000   4,000,000
U.S. Government Agencies
3133XDGJ4       FEDERAL HOME LOAN BANK, YTM 5.23%              4/4/2007     5.22    5,000,000   5,000,000
3133XAMQ7       FEDERAL HOME LOAN BANK, YTM 5.25%             8/15/2007     3.72      910,000     904,810
                                                                                   ----------   ---------
                              Total U.S. Government Agencies                        5,910,000   5,904,810

U.S. Government Agency Discount Notes
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396DW0       5.18%                                          4/3/2007        -            -           -
313384DV8       FEDERAL HOME LOAN BANK, YTM 5.00%              4/2/2007        -    5,000,000   4,999,305
313384DX4       FEDERAL HOME LOAN BANK, YTM 5.10%              4/4/2007     5.12    5,000,000   4,997,875
313312DY3       FEDERAL FARM CREDIT BANK                       4/5/2007        -    2,580,000   2,578,521
313384EE5       FEDERAL HOME LOAN BANK, YTM 5.16%             4/11/2007        -    3,100,000   3,095,557
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396EG4       5.34%                                         4/13/2007        -    3,000,000   2,994,900
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588FY6       5.29%                                         5/23/2007        -    2,760,000   2,739,664
313396GE7       FEDERAL HOME LOAN MORTGAGE CORP., YTM 5.26%   5/29/2007        -    1,843,000   1,827,960
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588DX0       5.19%                                          4/4/2007        -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588EC5       5.22%                                          4/9/2007        -            -           -
313384EP0       FEDERAL HOME LOAN BANK, YTM 5.17%             4/20/2007        -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313396EU3       5.22%                                         4/25/2007        -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588FB6       5.20%                                          5/2/2007        -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588FB6       5.20%                                          5/2/2007        -            -           -
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396FH1       5.09%                                          5/8/2007        -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588GG4       5.27%                                         5/31/2007        -    1,015,000   1,006,398
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588GH2       5.21%                                          6/1/2007        -    1,856,000   1,840,150
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396GL1       5.20%                                          6/4/2007        -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588HC2       5.20%                                         6/20/2007        -            -           -






                                                                  Daily Income Fund                                     % of Total
                                                                Government Portfolio        Government Portfolio        Investments
                                                           ----------------------------------------------------------------------
   Security                                                                   Amortized                      Amortized
    Number                Security Description                 Shares/Par        Cost         Shares/Par        Cost
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate Securities
78442FAW8       STUDENT LOAN MARKETING ASSOCIATION FLOATER     $         -             -      $ 5,000,000    $ 5,003,973
78442FAW8       STUDENT LOAN MARKETING ASSOCIATION FLOATER       1,000,000     1,000,794        1,000,000      1,000,794
78442FDH8       STUDENT LOAN MARKETING ASSOCIATION FLOATER       5,000,000     5,004,139        5,000,000      5,004,139
                                                               -----------   -----------      -----------    -----------
                                         Total Floating Rate     6,000,000     6,004,139       11,000,000     11,008,112    3.63%
Loan
Participation
17AAFKD18       ARMY AND AIR FORCE EXCHANGE SERVICE             24,000,000    24,000,000       28,000,000     28,000,000
                                                               -----------   -----------      -----------    -----------
                                    Total Loan Participation    24,000,000    24,000,000       28,000,000     28,000,000    9.24%
U.S. Government Agencies
3133XDGJ4       FEDERAL HOME LOAN BANK, YTM 5.23%                        -             -        5,000,000      5,000,000
3133XAMQ7       FEDERAL HOME LOAN BANK, YTM 5.25%                        -             -          910,000        904,810
                                                               -----------   -----------      -----------    -----------
                              Total U.S. Government Agencies             -             -        5,910,000      5,904,810    1.95%
U.S. Government Agency Discount Notes
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396DW0       5.18%                                            1,000,000       999,718        1,000,000        999,718
313384DV8       FEDERAL HOME LOAN BANK, YTM 5.00%                        -             -        5,000,000      4,999,305
313384DX4       FEDERAL HOME LOAN BANK, YTM 5.10%                5,000,000     4,997,854       10,000,000      9,995,729
313312DY3       FEDERAL FARM CREDIT BANK                                 -             -        2,580,000      2,578,521
313384EE5       FEDERAL HOME LOAN BANK, YTM 5.16%                5,000,000     4,992,847        8,100,000      8,088,404
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396EG4       5.34%                                                    -             -        3,000,000      2,994,900
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588FY6       5.29%                                                    -             -        2,760,000      2,739,664
313396GE7       FEDERAL HOME LOAN MORTGAGE CORP., YTM 5.26%              -             -        1,843,000      1,827,960
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588DX0       5.19%                                              791,000       790,665          791,000        790,665
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588EC5       5.22%                                            2,000,000     1,997,733        2,000,000      1,997,733
313384EP0       FEDERAL HOME LOAN BANK, YTM 5.17%                1,744,000     1,739,256        1,744,000      1,739,256
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313396EU3       5.22%                                            5,000,000     4,982,717        5,000,000      4,982,717
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588FB6       5.20%                                            1,000,000       995,604        1,000,000        995,604
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588FB6       5.20%                                            2,000,000     1,991,199        2,000,000      1,991,199
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396FH1       5.09%                                            1,000,000       994,767        1,000,000        994,767
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588GG4       5.27%                                                    -             -        1,015,000      1,006,398
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588GH2       5.21%                                                    -             -        1,856,000      1,840,150
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396GL1       5.20%                                            5,000,000     4,954,311        5,000,000      4,954,311
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588HC2       5.20%                                            5,645,000     5,580,522        5,645,000      5,580,522



                                                                                      Cortland Trust,
                                                                                        Inc.- U.S.
                                                                                      Government Fund
                                                                                  ------------------------
   Security                                                  Maturity    Current                Amortized
    Number                Security Description                 Date      Coupon    Shares/Par      Cost
----------------------------------------------------------------------------------------------------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588HK4       5.21%                                          6/27/2007       -            -           -
313312KK5       FEDERAL FARM CREDIT BANK, YTM 5.26%            8/14/2007       -            -           -
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396LY7       5.26%                                          9/20/2007       -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588MW2       5.22%                                         10/12/2007       -            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588NL5       5.24%                                         10/26/2007       -            -           -
                 Total U.S. Government Agency Discount Notes                       26,154,000   26,080,330
                                                                                   ----------   ----------
U.S. Government Agency Medium Term Notes
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
3136F3R73       5.20%                                          7/17/2007    2.77            -           -
78442FAW8       STUDENT LOAN ASSOCIATION                       7/25/2007    5.58            -           -
3133XCQC0       FEDERAL HOME LOAN BANK, YTM 5.18%              8/23/2007    4.51            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
31359MJ87       5.22%                                          9/14/2007    5.01            -           -
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
31359M2H5       5.25%                                         11/21/2007    5.15            -           -
3133XJLK2       FEDERAL HOME LOAN BANK NOTE CALLABLE           1/11/2008    5.32            -           -
3128X4YF2       FEDERAL HOME LOAN MORTGAGE CORP., YTM 5.21%    1/28/2008    5.01            -           -
3133XKBD6       FEDERAL HOME LOAN BANK NOTE, YTM 5.25%         3/20/2008    5.25            -           -
3128X5Y28       FEDERAL HOME LOAN MORTGAGE CORPORATION         3/27/2008    5.36            -           -
3133XK6Y6       FEDERAL HOME LOAN BANK NOTE, YTM 5.38%          4/9/2008    5.38            -           -
                                                                                   ----------   ----------
                    Total U.S. Government Agency Medium Term Notes                          -           -

Repurchase Agreement
                Bank of America Securities, LLC, purchased
                on 3/30/07, repurchase proceeds at
80BOAKD02       maturity$37,016,188
                (Collateralized by $ 39,387,679, GNMA,
                6.00%, due 5/20/36 value $37,740,001)           4/2/2007    5.25            -           -

                Citigroup Global Markets Inc, purchased on
                3.30/07, repurchase proceeds at maturity
50CITKD02       $35,015,458
                (Collateralized by $543,180,276, GNMA, 0.76%
                to 5.00%, due 6/16/29 to 3/20/35, value
                $35,700,001)                                    4/2/2007    5.30            -           -

                UBS Securities, LLC purchased on 3/30/07,
70UBSKD02       repurchase proceeds at maturity $60,026,650
                (Collateralized by $57,929,000, FNMA, 4.50%
                to 6.625%, due 9/15/09 to 2/13/17, value
                $61,205,326)                                    4/2/2007    5.33   10,000,000   10,000,000
                                                                                   ----------   ----------
                                  Total Repurchase Agreement                       10,000,000   10,000,000
                                                                                   ----------   ----------
                                             Total Portfolio                      $51,064,000  $50,989,113
                                                                                  ===========  ===========

             See Notes to Pro Forma Financial Statements (Unaudited)






                                                                  Daily Income Fund                                     % of Total
                                                                Government Portfolio        Government Portfolio        Investments
                                                           ----------------------------------------------------------------------
   Security                                                                   Amortized                      Amortized
    Number                Security Description                 Shares/Par        Cost         Shares/Par        Cost
---------------------------------------------------------------------------------------------------------------------------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588HK4       5.21%                                               5,000,000     4,938,653      5,000,000     4,938,653
313312KK5       FEDERAL FARM CREDIT BANK, YTM 5.26%                 5,000,000     4,904,375      5,000,000     4,904,375
                FEDERAL HOME LOAN MORTGAGE CORPORATION, YTM
313396LY7       5.26%                                               5,000,000     4,878,358      5,000,000     4,878,358
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588MW2       5.22%                                               5,000,000     4,864,739      5,000,000     4,864,739
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
313588NL5       5.24%                                               5,000,000     4,854,256      5,000,000     4,854,256
                 Total U.S. Government Agency Discount Notes       60,180,000    59,457,574     86,334,000    85,537,904      28.24%
                                                                 ------------   -----------   ------------  ------------
U.S. Government Agency Medium Term Notes
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
3136F3R73       5.20%                                               2,500,000     2,481,702      2,500,000     2,481,702
78442FAW8       STUDENT LOAN ASSOCIATION                            1,000,000     1,000,795      1,000,000     1,000,795
3133XCQC0       FEDERAL HOME LOAN BANK, YTM 5.18%                   5,000,000     4,986,933      5,000,000     4,986,933
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
31359MJ87       5.22%                                               5,000,000     4,994,102      5,000,000     4,994,102
                FEDERAL NATIONAL MORTGAGE ASSOCIATION, YTM
31359M2H5       5.25%                                               3,000,000     2,997,514      3,000,000     2,997,514
3133XJLK2       FEDERAL HOME LOAN BANK NOTE CALLABLE                5,000,000     5,000,000      5,000,000     5,000,000
3128X4YF2       FEDERAL HOME LOAN MORTGAGE CORP., YTM 5.21%         5,000,000     4,991,881      5,000,000     4,991,881
3133XKBD6       FEDERAL HOME LOAN BANK NOTE, YTM 5.25%              5,000,000     5,000,000      5,000,000     5,000,000
3128X5Y28       FEDERAL HOME LOAN MORTGAGE CORPORATION              5,000,000     5,000,000      5,000,000     5,000,000
3133XK6Y6       FEDERAL HOME LOAN BANK NOTE, YTM 5.38%              5,000,000     5,000,000      5,000,000     5,000,000
                                                                 ------------   -----------   ------------  ------------
                 Total U.S. Government Agency Medium Term Notes    40,500,000    40,452,132     40,500,000    41,452,132      13.36%

Repurchase Agreement
                Bank of America Securities, LLC, purchased
                on 3/30/07, repurchase proceeds at
80BOAKD02       maturity $37,016,188
                (Collateralized by $ 39,387,679, GNMA,
                6.00%, due 5/20/36 value $37,740,001)              37,000,000    37,000,000     37,000,000    37,000,000

                Citigroup Global Markets Inc, purchased on
                3.30/07, repurchase proceeds at maturity
50CITKD02       $35,015,458 (Collateralized by $543,180,276,
                GNMA, 0.76% to 5.00%, due 6/16/29 to 3/20/35,
                value $35,700,001)                                 35,000,000    35,000,000     35,000,000    35,000,000

                UBS Securities, LLC purchased on 3/30/07,
70UBSKD02       repurchase proceeds at maturity $60,026,650
                (Collateralized by $57,929,000, FNMA, 4.50%
                to 6.625%, due 9/15/09 to 2/13/17, value
                $61,205,326)                                       50,000,000    50,000,000     60,000,000    60,000,000
                                                                -------------  ------------  -------------  ------------
                                  Total Repurchase Agreement      122,000,000   122,000,000    132,000,000   132,000,000      43.58%
                                                                -------------  ------------  -------------  ------------

                                             Total Portfolio     $252,680,000   251,914,639   $303,744,000  $302,903,752     100.00%
                                                                =============  ============  =============  ============


             See Notes to Pro Forma Financial Statements (Unau

     Notes to the Pro Forma Financial Statements March 31, 2007 (Unaudited)

1.       BASIS OF COMBINATION

         At a meeting of the Board of Directors of Cortland Trust, Inc. ("Cortland"), the Board approved Plans of Reorganization and Liquidation, pursuant to which, subject to approval by its shareholders, Cortland will transfer all of the assets and liabilities of its three portfolios, the Cortland General Money Market Fund ("CORT MM"), U.S. Government Fund ("CORT GOV") and Municipal Money Market Fund ("CORT MUNI"), to the Money Market Portfolio ("MM DIF"), the U.S. Government Portfolio ("GOV DIF") and the Municipal Portfolio ("MUNI DIF") of Daily Income Fund, respectively, in exchange for shares of MM DIF, GOV DIF and MUNI DIF (the "Reorganization"). The Reorganization will account for each exchange between portfolios as a tax-free merger of investment companies.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang Asset Management, LLC ("RTAM") fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Short Term Income Fund, Inc. ("STIF"), two other registered investment companies managed by RTAM, are considering proposals to transfer substantially all of their respective assets into the appropriate portfolios of DIF. The participation of DTIF and STIF in the Reorganization is contingent upon approval by the shareholders of those funds.

         The unaudited Pro Forma Statement of Assets and Liabilities, Pro Forma Statement of Operations and Pro Forma Portfolio of Investments reflect the accounts of CORT GOV and GOV DIF at and for the twelve months ended March 31, 2007 ("Pro Forma Statements"). The Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Portfolio of Investments assume that the Reorganization is consummated after the close of business March 31, 2007. The Pro Forma Statement of Operations assumes that the Reorganization was consummated at the beginning of the fiscal year ended March 31, 2007.

         In conjunction with the Reorganization and the exchange between CORT GOV and GOV DIF, CORT GOV will be considered the accounting survivor.

         Reich & Tang Asset Management, LLC will pay all the costs associated with the Reorganization. Therefore the Pro Forma Statements do not reflect these expenses.

         The Pro Forma Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of CORT GOV and GOV DIF included in their respective Statements of Additional Information.

2.       VALUATION

         The portfolio securities of CORT GOV and GOV DIF are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3.       CAPITAL SHARES

         The Pro Forma Combined net asset value per share assumes the issuance of additional shares of GOV DIF which would have been issued at March 31, 2007, in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2007 net asset value per share of MM DIF of $1.00.

         The Pro Forma number of shares outstanding are determined as follows:

                                                     Retail Class
                                                 ---------------------
         Shares Outstanding of GOV DIF:               57,051,170
                                                 ---------------------
         Additional Shares to be issued to            51,330,649
         CORT GOV:                               ---------------------

         Pro Forma Shares Outstanding of             108,381,819
         GOV DIF:                                ---------------------

         The Pro Forma Statements assume that all shares of CORT GOV outstanding on March 31, 2007, were exchanged, tax free, for shares of GOV DIF.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of GOV DIF, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of GOV DIF and CORT GOV combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contract in effect for GOV DIF at the level of assets of the combined fund for the stated period.

                         PRO FORMA FINANCIAL STATEMENTS


      Statements of Assets and Liabilities as of March 31, 2007 (Unaudited)

                                                                                                                      Pro Forma
                                                      Cortland Trust,                                                 Combined
                                                           Inc.-                 Daily Income                        Daily Income
                                                      Municipal Money           Fund-Municipal       Pro Forma      Fund-Municipal
                                                        Market Fund                Portfolio        Adjustments       Portfolio
                                                      ---------------           --------------      -----------     --------------
Assets:
        Investments in securities, at amortized
        cost (Note 1)                                 $    44,874,999              238,330,555               -     $  283,205,554
        Cash                                                1,198,292                  166,479               -          1,364,771
        Prepaid Expenses                                        1,198                   27,059               -             28,257
        Accrued interest rec'ble                              648,320                1,531,405               -          2,179,725
        Other Receivables                                          36                        -               -                 36
                                                      ---------------           --------------      -----------     --------------
        Total Assets                                       46,722,845              240,055,498               -        286,778,343
                                                      ---------------           --------------      -----------     --------------

Liabilities:
        Payable for Securities Purchased                            -                3,351,600               -          3,351,600
        Payable to Affiliates                                  41,599                   80,877               -            122,476
        Dividends Payable                                          17                  276,165               -            276,182
        Other Payable                                               -                    2,279               -              2,279
        Accrued expenses                                        3,829                   46,801               -             50,630
                                                      ---------------           --------------      -----------     --------------
        Total Liabilities                                      45,445                3,757,722               -          3,803,167
                                                      ---------------           --------------      -----------     --------------
        Net Assets                                    $    46,677,400           $  236,297,776               -      $ 282,975,176
                                                      ===============           ==============      ===========     ==============
Source of Net Assets:
        Net capital paid in on shares of capital
        stock (Note 3)                                     46,684,476           $  236,297,776               -      $ 282,982,252
        Accumulated net investment income                       6,789                        -                              6,789
        Accumulated net realized gain (loss)                  (13,865)                       -               -            (13,865)
                                                      ---------------           --------------      -----------     --------------
        Net Assets                                    $    46,677,400           $  236,297,776               -      $ 282,975,176
                                                      ===============           ==============      ===========     ==============
        Net Asset Value, per Share (Note 3):

        Cortland Trust, Inc.-Municipal Money                                Shares
        Market Fund                                      Net Assets      Outstanding     NAV
                                                      ---------------------------------------
        Cortland Shares                                  46,677,400       46,705,944    1.00
                                                      --------------------------------
                                                         46,677,400       46,705,944
                                                      ================================

        Daily Income Fund-Municipal Portfolio                                            Shares
                                                                      Net Assets      Outstanding     NAV
                                                                  ----------------------------------------
        Institutional                                                    10,000           10,000      1.00
                                                                  --------------------------------
        Institutional Service                                            10,000           10,000      1.00
        Short-Term Income                                            57,915,009       57,915,009      1.00
        Retail                                                       41,816,875       41,816,875      1.00
        Advantage                                                    36,545,892      136,545,892      1.00
                                                                     36,297,776      236,297,776
                                                                  ================================

        Combined Daily Income Fund-Municipal                                                           Shares
        Portfolio                                                                      Net Assets    Outstanding   NAV
                                                                                    ---------------=------------=-----
        Institutional                                                                    10,000          10,000   1.00
        Institutional Service                                                            10,000          10,000   1.00
        Short-Term Income                                                            57,915,009      57,915,009   1.00
        Retail                                                                       88,494,275      88,494,275   1.00
        Advantage                                                                   136,545,892     136,545,892   1.00
                                                                                    ----------------------------
                                                                                    282,975,176     282,975,176
                                                                                    ============================

             See Notes to Pro Forma Financial Statements (Unaudited)


                        Statements of Operations for the twelve months ended March 31, 2007 (Unaudited)

                                                                                                                         Pro Forma
                                                                                                                         Combined
                                                           Cortland Trust, Inc. -    Daily Income                       Daily Income
                                                             Municipal Money       Fund - Municipal   Pro Forma          - Municipal
                                                               Market Fund            Portfolio     Adjustments           Portfolio
                                                             -------------------- ----------------  -----------        -------------
INVESTMENT INCOME
Income:
   Interest
Expenses: (Note 2)                                              $    6,622,709   $  2,025,460      $        -        $    8,648,169
                                                             ------------------- --------------   -----------         -------------
   Investment management fee                                         1,360,406         66,329      (1,139,662) (a)          287,073
   Administration fee                                                        -         27,637          91,977  (b)          119,614
   Shareholder servicing fee (Institutional Service shares)                  -              1               -                     1
   Shareholder servicing fee (Short-Term Income Shares)                      -          8,607               -                 8,607
   Shareholder servicing fee (Retail Shares)                                 -         10,063         234,422  (c)          244,485
   Shareholder servicing fee (Advantage Shares)                        225,460        110,943               -               336,403
   Distribution fee (Short-Term Income Shares)                               -         15,493               -                15,493
   Distribution fee (Retail Shares)                                    234,422         26,163         374,285  (d)          634,870
   Distribution fee (Advantage Shares)                                 225,460        332,830         450,920  (e)        1,009,210
   Sub-Accounting fee (Advantage Shares)                                     -         44,377          90,184  (f)          134,561
   Custodian expenses                                                        -          3,320           8,904  (g)           12,224
   Shareholder servicing and related shareholder expenses                    -         15,115         103,363  (g)          118,478
   Legal, compliance and filing fees                                         -         28,251         168,898  (g)          197,149
   Audit and accounting                                                      -         44,227          14,395  (g)           58,622
   Trustees' fees and expenses                                          14,647          4,128          (1,936) (g)           16,839
   Other                                                               (13,614)         1,448          19,791  (g)            7,625
                                                             -------------------- ----------------  -----------        -------------
   Total expenses                                                    2,046,781        738,932         415,541             3,201,254
         Less:  Fees waived                                           (207,423)      (213,011)       (397,329) (h)         (817,763)
                                Expense paid indirectly                      -              -               -                     -
                                                             -------------------- ----------------  -----------        -------------
   Net expenses                                                      1,839,358        525,921          18,212             2,383,491
                                                             -------------------- ----------------  -----------        -------------
   Net investment income                                             4,783,351      1,499,539         (18,212)            6,264,678

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 (5,028)             -               -                (5,028)
                                                             -------------------- ----------------  -----------        -------------
Increase in net assets from operations                               4,778,323      1,499,539         (18,212)            6,259,650
                                                             ==================== ================  ===========        =============

(a) Adjustment reflects a Management Fee structure change.
(b) Adjustment reflects a Administration Fee structure change.
(c) Adjustment reflects an increase in Shareholder Servicing fee due to the exchange of Cortland Shares of Cortland Municipal to
    Retail Shares.
(d) Adjustment reflects a change in Distribution fee.
(e) Adjustment reflects a change in Distribution fee.
(f) Adjustment reflects a change in Sub-accounting fee.
(g) Adjustment reflects a change in Operating expenses from merger.
(h) Contractual fee waivers in effect to maintain expense ratios of individual classes.


             See Notes to Pro Forma Financial Statements (Unaudited)



                          Portfolio of Investments as of March 31, 2007 (Unaudited)

                                                                                         Cortland Trust, Inc.-
                                                                                         U.S. Municipal Fund
                                                                                        ------------------------
   Security                                                  Maturity    Current                      Amortized
    Number                Security Description                 Date      Coupon       Shares/Par         Cost
----------------------------------------------------------------------------------------------------------------
Put Bonds
188857BP0      CLIPPER TAX EXEMPT CERTIFICATES TRUST          9/6/2007    3.65              -              -
239791AA4      CITY OF DAYTON, KENTUCKY INDUSTRIAL            4/2/2007    4.10      965,000.00       965,000.00
412493AA6      HARFORD COUNTY, MD EDRB (A.O. SMITH)           9/3/2007    3.95            -                -
45884AWS8      INTERMOUNTAIN POWER AGENCY (IPA) RB            9/17/2007   3.64            -                -
594692JW6      MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB  4/2/2007    3.80    2,500,000.00     2,500,000.00
657906BD4      NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB     6/1/2007    4.00            -                -
672523AC1      MAPLE                                          5/15/2007   3.98    1,440,000.00     1,440,000.00
95662MSC5      WEST VIRGINIA HOUSING DEVELOPMENT FUND -       4/9/2007    3.67    2,000,000.00     2,000,000.00
                                                                                 -------------     ------------
                                             Total Put Bonds                         6,905,000        6,905,000

Tax Exempt Commercial Paper
18082GDN4      CLARK COUNTY, NV HIGHWAY RV CP                 5/10/2007   3.62               -                -
49119BAU4      KY ASSET / LIABILITY COMMISSION                5/25/2007   3.60               -                -
57584AEA5      MASSACHUSETTS DEVELOPMENT FINANCE AGENCY       6/12/2007   3.64               -                -
67865LAD8      OKLAHOMA CITY, OK WATER UTILITIES              5/2/2007    3.61               -                -
76219PAD3      RHODE ISLAND HEALTH & ED BUILDING CP           4/5/2007    3.50               -                -
79163PAV3      CITY OF ST. LOUIS, MO AIRPORT                  5/17/2007   3.75               -                -
91513P2H5      BOARD OF REGENTS OF THE UNIVERSITY OF TEXAS    4/2/2007    3.60               -                -
                                                                                 -------------     ------------
                               Total Exempt Commercial Paper                                 -                -

Tax Exempt General Obligation Notes & Bonds
006112AV8      ADAMS COUNTY OHIO VALLEY, YTM 3.65%            5/15/2007   4.40               -                -
109570EB3      BRILLION WISCONSIN PUBLIC SCHOOL DISTRICT      4/1/2008    4.24               -                -
123547Z46      BUTLER COUNTY, OHIO YTM 3.8%                   9/20/2007   4.49               -                -
               CAMBRIDGE SCHOOL DISTRICT, WISCONSIN, YTM
132610BE5      3.77%                                          9/5/2007    3.70               -                -
186103FH5      CLEVELAND-CUYAHOGA CTY PORT AUTH REV           6/1/2031    3.82               -                -
206282AC9      CONCORD, CO METROPOLITAN DISTRICT              12/1/2007   3.75               -                -
20772GEL8      CONNECTICUT STATE - SERIES B,YTM 4.01%         6/1/2007    2.01       2,000,000        1,993,359
210345EM2      CONSTANTINE PUBLIC SCHOOL, MI TRAN, YTM 3.80%  8/20/2007   4.49       1,900,000        1,904,965
               CONVINGTON KENTUCKY INDEPENDENT SCHOOL
223283AD4      DISTRICT,                                      6/29/2007   4.65       1,425,000        1,425,000
233087JZ9      D.C. EVEREST AREA SCHOOL DISTRICT, YTM 3.92%   8/27/2007   3.93       3,500,000        3,500,106
275679AW8      EAST TROY WI COMMUNITY SCHOOL DISTRICT         10/5/2007   3.70
               ELKHORN, WISCONSIN AREA SCHOOL DISTRICT, YTM
287769GA5      3.73%                                          8/24/2007   3.80       1,500,000        1,500,399
303585NZ2      FAIRBORN, OHIO                                 8/23/2007   4.51         700,000          701,878
306184CJ9      FALL CREEK, WISCONSIN SCHOOL DISTRICT          9/21/2007   3.75       1,000,000        1,000,000
510201AN6      LAKE MILLS, WISCONSIN AREA SCHOOL DISTRICT     8/30/2007   4.00         550,000          550,546
510897CP4      LAKE SUPERIOR, MN INDEPENDENT SCHOOL DISTRICT  8/27/2007   4.49               -                -
               LOGAN COUNTY, OH SEWER IMPROVEMENT BAN, YTM
540822CX9      3.69%                                          4/4/2007    4.15               -                -
56052EXY9      MAINE STATE HOUSING AUTHORITY MORTGAGE         12/17/2007  3.62               -                -





                                                                                             Pro Forma Combined
                                                                  Daily Income Fund          Daily Income Fund -         % of Total
                                                                 Municipal Portfolio         Municipal Portfolio        Investments
                                                           ----------------------------------------------------------------------
   Security                                                                   Amortized                      Amortized
    Number                Security Description                 Shares/Par        Cost         Shares/Par        Cost
---------------------------------------------------------------------------------------------------------------------------------
Put Bonds
188857BP0      CLIPPER TAX EXEMPT CERTIFICATES TRUST               2,100,000      2,100,000    2,100,000      2,100,000
239791AA4      CITY OF DAYTON, KENTUCKY INDUSTRIAL                         -              -      965,000        965,000
412493AA6      HARFORD COUNTY, MD EDRB (A.O. SMITH)                6,500,000      6,500,000    6,500,000      6,500,000
45884AWS8      INTERMOUNTAIN POWER AGENCY (IPA) RB                 3,500,000      3,500,000    3,500,000      3,500,000
594692JW6      MICHIGAN STRATEGIC FUND LIMITED OBLIGATION RB               -              -    2,500,000      2,500,000
657906BD4      NORTH CAROLINA INDUSTRIAL FACILITY PCFA RB          1,700,000      1,700,000    1,700,000      1,700,000
               MICHIGAN OAKLAND COUNTY EDC RB (ORCHARD -
672523AC1      MAPLE                                                       -              -    1,440,000      1,440,000
95662MSC5      WEST VIRGINIA HOUSING DEVELOPMENT FUND -                    -              -    2,000,000      2,000,000
                                                                 -----------    -----------  -----------    -----------
                                             Total Put Bonds      13,800,000     13,800,000   20,705,000     20,705,000      7.31%

Tax Exempt Commercial Paper
18082GDN4      CLARK COUNTY, NV HIGHWAY RV CP                      1,000,000      1,000,000    1,000,000      1,000,000
49119BAU4      KY ASSET / LIABILITY COMMISSION                     3,000,000      3,000,000    3,000,000      3,000,000
57584AEA5      MASSACHUSETTS DEVELOPMENT FINANCE AGENCY            5,509,000      5,509,000    5,509,000      5,509,000
67865LAD8      OKLAHOMA CITY, OK WATER UTILITIES                   1,000,000      1,000,000    1,000,000      1,000,000
76219PAD3      RHODE ISLAND HEALTH & ED BUILDING CP                2,000,000      2,000,000    2,000,000      2,000,000
79163PAV3      CITY OF ST. LOUIS, MO AIRPORT                       1,000,000      1,000,000    1,000,000      1,000,000
91513P2H5      BOARD OF REGENTS OF THE UNIVERSITY OF TEXAS         1,000,000      1,000,000    1,000,000      1,000,000
                                                                 -----------    -----------  -----------    -----------
                               Total Exempt Commercial Paper      14,509,000     14,509,000   14,509,000     14,509,000      5.12%

Tax Exempt General Obligation Notes & Bonds
006112AV8      ADAMS COUNTY OHIO VALLEY, YTM 3.65%                 1,000,000      1,000,895    1,000,000      1,000,895
109570EB3      BRILLION WISCONSIN PUBLIC SCHOOL DISTRICT           1,000,000      1,001,600    1,000,000      1,001,600
123547Z46      BUTLER COUNTY, OHIO YTM 3.8%                        1,100,000      1,103,418    1,100,000      1,103,418
               CAMBRIDGE SCHOOL DISTRICT, WISCONSIN, YTM
132610BE5      3.77%                                               1,500,000      1,499,590    1,500,000      1,499,590
186103FH5      CLEVELAND-CUYAHOGA CTY PORT AUTH REV           #    1,870,000      1,870,000    1,870,000      1,870,000
206282AC9      CONCORD, CO METROPOLITAN DISTRICT                   2,500,000      2,500,000    2,500,000      2,500,000
20772GEL8      CONNECTICUT STATE - SERIES B,YTM 4.01%                      -              -    2,000,000      1,993,359
210345EM2      CONSTANTINE PUBLIC SCHOOL, MI TRAN, YTM 3.80%               -              -    1,900,000      1,904,965
               CONVINGTON KENTUCKY INDEPENDENT SCHOOL
223283AD4      DISTRICT,                                                   -              -    1,425,000      1,425,000
233087JZ9      D.C. EVEREST AREA SCHOOL DISTRICT, YTM 3.92%                -              -    3,500,000      3,500,106
275679AW8      EAST TROY WI COMMUNITY SCHOOL DISTRICT              2,300,000      2,300,562    2,300,000      2,300,562
               ELKHORN, WISCONSIN AREA SCHOOL DISTRICT, YTM
287769GA5      3.73%                                                       -              -    1,500,000      1,500,399
303585NZ2      FAIRBORN, OHIO                                              -              -      700,000        701,878
306184CJ9      FALL CREEK, WISCONSIN SCHOOL DISTRICT                       -              -    1,000,000      1,000,000
510201AN6      LAKE MILLS, WISCONSIN AREA SCHOOL DISTRICT                  -              -      550,000        550,546
510897CP4      LAKE SUPERIOR, MN INDEPENDENT SCHOOL DISTRICT       3,000,000      3,008,931    3,000,000      3,008,931
               LOGAN COUNTY, OH SEWER IMPROVEMENT BAN, YTM
540822CX9      3.69%                                               4,850,000      4,850,157    4,850,000      4,850,157
56052EXY9      MAINE STATE HOUSING AUTHORITY MORTGAGE              1,000,000      1,000,000    1,000,000      1,000,000




                                                                                         Cortland Trust, Inc.-
                                                                                         U.S. Municipal Fund
                                                                                        ------------------------
   Security                                                  Maturity    Current                      Amortized
    Number                Security Description                 Date      Coupon       Shares/Par         Cost
----------------------------------------------------------------------------------------------------------------
587093FZ3      MENOMONIE AREA SCHOOL DISTRICT, WI, YTM 3.73%    9/4/2007   3.70                 -              -
590470BM1      MERTON, WISCONSIN COMMUNITY SCHOOL DISTRICT    10/26/2007   3.70                 -              -
6621402K7      NORTH ST. PAUL MAPLEWOOD, MINNESOTA             8/13/2007   4.49         1,500,000      1,503,426
789075DK1      ST. CLAIRSVILLE OH, YTM 3.85%                   4/26/2007   4.17         1,500,000      1,500,320
882721MY6      TEXAS STATE TRANS                               8/31/2007   4.49                 -              -
921730CW5      VANDALIA, OHIO                                  8/24/2007   3.80         1,500,000      1,500,000
               WAUNAKEE, WI COMMUNITY SCHOOL DISTRICT, YTM
943186JZ0      3.74%                                           10/9/2007   4.00                 -              -
959435CV8      WESTERN SCHOOL BUILDING CORPORATION, IN BAN      8/1/2007   3.80         1,500,000      1,500,000
                                                                                      -----------    ----------
            Total Tax Exempt General Obligation Notes & Bonds                          18,575,000     18,579,999

Variable Rate Demand Instruments
00371EVC1      ABN AMRO MUNITPS CERTIFICATE TRUST, CO -         6/1/2013   3.70                 -              -
010684AA6      ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT   10/1/2032   3.79                 -              -
01069HAK4      ALACHUS COUNTY, FL IDRB                          7/1/2031   3.71                 -              -
050235AK6      AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)     9/1/2027   3.86           250,000        250,000
09604QAN3      BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.   8/15/2037   3.72                 -              -
102446AA9      BOWIE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT      11/1/2025   3.80                 -              -
10623NAD7      BRAZOS RIVER, TX HARBOR NAVIGATION               4/1/2021   3.86                 -              -
115027NT7      BROWARD COUNTY, FL HFA (SAILBOAT BEND ASRIST    4/15/2038   3.77                 -              -
129455AU5      CALEDONIA WIS INDL FLOATER                      12/1/2018   3.78                 -              -
129733AC5      TEXAS CALHOUN COUNTY INDL DEV AUTH               1/1/2024   3.85                 -              -
144765AF1      CARROLL COUNTY, GA DEVELOPMENT AUTHORITY RB     1/18/2027   3.78         2,500,000      2,500,000
               CHICAGO, ILLINOIS MIDWAY AIRPORT REVENUE
167562EL7      BONDS                                            1/1/2029   3.81                 -              -
               CINCINNATI & HAMILTON COUNTY OHIO PORT
171858AD5      AUTHORITY                                        9/1/2025   3.88         1,700,000      1,700,000
186103FH5      CLEVELAND-CUYAHOGA CTY PORT AUTH REV             6/1/2031   3.82                 -              -
188857GK6      CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3    7/1/2009   3.74                 -              -
188861CY2      CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3    8/1/2007   3.80           925,000        925,000
19247TAA7      COHASSET, MN RB (MINNESOTA POWER & LIGHT CO.     6/1/2020   3.66                 -              -
20774HB29      CONNECTICUT STATE HEFA RB                        7/1/2029   3.56                 -              -
20774LRU1      CONNECTICUT STATE HEFA                           7/1/2036   3.70                 -              -
20774LUB9      CONNECTICUT STATE HEFA RB UNIVERSITY ISSUE       7/1/2031   3.73         1,000,000      1,000,000
2131836W1      COOK COUNTY, ILLINOIS                           11/1/2033   3.65         1,000,000      1,000,000
259237MR3      DOUGLAS COUNTY, NE IDRB                         12/1/2018   3.75                 -              -
311450CX6      FARMINGTON, NM PCR                               9/1/2024   3.82                 -              -
340736NH6      FLORIDA HFA MHRB - 1995 SERIES L                12/1/2025   3.70                 -              -
34073NSW1      FLORIDA HOUSING FINANCE CORP RB                  4/1/2034   3.71                 -              -
34073TAE7      FLORIDA HIGHER EDUCATIONAL FACILITY FINANCING   12/2/2030   3.67                 -              -
353186V22      FRANKLIN COUNTY, OH HRB                         12/1/2028   3.65                 -              -
397086AB5      GREENWOOD COUNTY, SC                             9/1/2011   3.83         2,000,000      2,000,000
40222PAQ5      TEXAS GULF COAST WASTE DISPOSAL AUTHORITY        5/1/2038   3.85                 -              -
411368AA1      HAPEVILLE, GA DEVELOPMENT AUTHORITY             11/1/2015   3.77                 -              -
               ILLINOIS DEVELOPMENT FINANCE AUTHORITY
451887TL7      INDUSTRIAL                                       9/1/2017   3.80                 -              -
45188AAY2      ILLINOIS DEVELOPMENT FIN AUTH INDL REV           8/1/2033   3.78                 -              -
451915BL5      ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY         4/1/2039   3.78                 -              -
               ILLINOIS FINANCE AUTHORITY IDRB (POLLMAN
45202DAK8      INC) -                                          12/1/2025   3.78                 -              -
462673AN4      IREDELL COUNTY, NC INDUSTRIAL FACILITIES        11/1/2031   3.78         1,550,000      1,550,000
               JACKSONVILLE, FL EDC SPECIAL FACILITY
46936YAC1      AIRPORT RB                                       5/1/2035   3.73                 -              -





                                                                                                Pro Forma Combined
                                                                  Daily Income Fund             Daily Income Fund -      % of Total
                                                                 Municipal Portfolio            Municipal Portfolio     Investments
                                                           ----------------------------------------------------------------------
   Security                                                                   Amortized                      Amortized
    Number                Security Description                 Shares/Par        Cost         Shares/Par        Cost
---------------------------------------------------------------------------------------------------------------------------------
587093FZ3      MENOMONIE AREA SCHOOL DISTRICT, WI, YTM 3.73%      1,000,000      999,727     1,000,000        999,727
590470BM1      MERTON, WISCONSIN COMMUNITY SCHOOL DISTRICT        1,400,000    1,399,431     1,400,000      1,399,431
6621402K7      NORTH ST. PAUL MAPLEWOOD, MINNESOTA                2,500,000    2,506,450     4,000,000      4,009,876
789075DK1      ST. CLAIRSVILLE OH, YTM 3.85%                   #          -            -     1,500,000      1,500,320
882721MY6      TEXAS STATE TRANS                                  5,000,000    5,015,602     5,000,000      5,015,602
921730CW5      VANDALIA, OHIO                                             -            -     1,500,000      1,500,000
               WAUNAKEE, WI COMMUNITY SCHOOL DISTRICT, YTM
943186JZ0      3.74%                                              4,000,000    4,004,769     4,000,000      4,004,769
959435CV8      WESTERN SCHOOL BUILDING CORPORATION, IN BAN                -            -     1,500,000      1,500,000
                                                                 ----------   ----------    ----------     ----------
            Total Tax Exempt General Obligation Notes & Bonds    32,150,000   32,191,132    50,725,000      50,771,131     17.93%

Variable Rate Demand Instruments
00371EVC1      ABN AMRO MUNITPS CERTIFICATE TRUST, CO -           2,000,000    2,000,000     2,000,000      2,000,000
010684AA6      ALACHUA COUNTY, FL CONTINUING CARE RETIREMENT      2,000,000    2,000,000     2,000,000      2,000,000
01069HAK4      ALACHUS COUNTY, FL IDRB                            4,145,000    4,145,000     4,145,000      4,145,000
050235AK6      AUBURN, AL NON-PROFIT HDA (LAKESIDE PROJECT)       5,205,000    5,205,000     5,455,000      5,455,000
09604QAN3      BLUE SPRINGS, MO IDA MHRB (AUTUMN PLACE APTS.      3,250,000    3,250,000     3,250,000      3,250,000
102446AA9      BOWIE COUNTY, TEXAS INDUSTRIAL DEVELOPMENT         1,400,000    1,400,000     1,400,000      1,400,000
10623NAD7      BRAZOS RIVER, TX HARBOR NAVIGATION                 2,100,000    2,100,000     2,100,000      2,100,000
115027NT7      BROWARD COUNTY, FL HFA (SAILBOAT BEND ASRIST       2,750,000    2,750,000     2,750,000      2,750,000
129455AU5      CALEDONIA WIS INDL FLOATER                         1,150,000    1,150,000     1,150,000      1,150,000
129733AC5      TEXAS CALHOUN COUNTY INDL DEV AUTH                 1,100,000    1,100,000     1,100,000      1,100,000
144765AF1      CARROLL COUNTY, GA DEVELOPMENT AUTHORITY RB        2,000,000    2,000,000     4,500,000      4,500,000
               CHICAGO, ILLINOIS MIDWAY AIRPORT REVENUE
167562EL7      BONDS                                              1,000,000    1,000,000     1,000,000      1,000,000
               CINCINNATI & HAMILTON COUNTY OHIO PORT
171858AD5      AUTHORITY                                                  -            -     1,700,000      1,700,000
186103FH5      CLEVELAND-CUYAHOGA CTY PORT AUTH REV               1,870,000    1,870,000     1,870,000      1,870,000
188857GK6      CLIPPER TAX EXEMPT TRUST COPS - SERIES 2004-3      5,680,423    5,680,423     5,680,423      5,680,423
188861CY2      CLIPPER TAX EXEMPT TRUST COPS - SERIES 1999-3              -            -       925,000        925,000
19247TAA7      COHASSET, MN RB (MINNESOTA POWER & LIGHT CO.       3,000,000    3,000,000     3,000,000      3,000,000
20774HB29      CONNECTICUT STATE HEFA RB                          2,800,000    2,800,000     2,800,000      2,800,000
20774LRU1      CONNECTICUT STATE HEFA                               105,000      105,000       105,000        105,000
20774LUB9      CONNECTICUT STATE HEFA RB UNIVERSITY ISSUE                 -            -     1,000,000      1,000,000
2131836W1      COOK COUNTY, ILLINOIS                                      -            -     1,000,000      1,000,000
259237MR3      DOUGLAS COUNTY, NE IDRB                            5,925,000    5,925,000     5,925,000      5,925,000
311450CX6      FARMINGTON, NM PCR                                 2,000,000    2,000,000     2,000,000      2,000,000
340736NH6      FLORIDA HFA MHRB - 1995 SERIES L                   1,125,000    1,125,000     1,125,000      1,125,000
34073NSW1      FLORIDA HOUSING FINANCE CORP RB                    1,000,000    1,000,000     1,000,000      1,000,000
34073TAE7      FLORIDA HIGHER EDUCATIONAL FACILITY FINANCING      6,290,000    6,290,000     6,290,000      6,290,000
353186V22      FRANKLIN COUNTY, OH HRB                            1,100,000    1,100,000     1,100,000      1,100,000
397086AB5      GREENWOOD COUNTY, SC                                       -            -     2,000,000      2,000,000
40222PAQ5      TEXAS GULF COAST WASTE DISPOSAL AUTHORITY          1,000,000    1,000,000     1,000,000      1,000,000
411368AA1      HAPEVILLE, GA DEVELOPMENT AUTHORITY                3,000,000    3,000,000     3,000,000      3,000,000
               ILLINOIS DEVELOPMENT FINANCE AUTHORITY
451887TL7      INDUSTRIAL                                         1,760,000    1,760,000     1,760,000      1,760,000
45188AAY2      ILLINOIS DEVELOPMENT FIN AUTH INDL REV             1,700,000    1,700,000     1,700,000      1,700,000
451915BL5      ILLINOIS DEVELOPMENT FINANCIAL AUTHORITY           3,000,000    3,000,000     3,000,000      3,000,000
               ILLINOIS FINANCE AUTHORITY IDRB (POLLMAN
45202DAK8      INC) -                                             2,825,000    2,825,000     2,825,000      2,825,000
462673AN4      IREDELL COUNTY, NC INDUSTRIAL FACILITIES                   -            -     1,550,000      1,550,000
               JACKSONVILLE, FL EDC SPECIAL FACILITY
46936YAC1      AIRPORT RB                                         1,000,000    1,000,000     1,000,000      1,000,000



                                                                                         Cortland Trust, Inc.-
                                                                                         U.S. Municipal Fund
                                                                                        ------------------------
   Security                                                  Maturity    Current                      Amortized
    Number                Security Description                 Date      Coupon       Shares/Par         Cost
----------------------------------------------------------------------------------------------------------------
               JEFFERSON COUNTY, KENTUCKY INDUSTRIAL
47303GFD6      BUILDING                                        6/1/2018   3.81              -              -
503886AB9      LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST   11/1/2020   3.81              -              -
507104AC1      LAGRANGE COUNTY, IN ECONOMIC DEV RB             3/1/2026   3.78              -              -
525184DN4      CONNECTICUT FLTR TRUST - SERIES 06 P58U         7/1/2042   3.64              -              -
               LEHMAN BROTHERS POOLED MUNICIPAL TRUST
52520GAG1      RECEIPTS                                        6/1/2036   3.80              -              -
52520GAQ9      FLOATER TRUST RECEIPTS - SERIES 2005 L26U       7/1/2012   3.64              -              -
533485AR9      LINCOLN COUNTY, WY PCRB (EXXON PROJECT) -       7/1/2017   3.82              -              -
533485AS7      LINCOLN COUNTY, WY PCRB                         7/1/2017   3.82              -              -
               LUFKIN, TX HFDC RB (MEMORIAL HEALTH SYSTEM
549802AF3      EAST                                           2/15/2035   3.85              -              -
562183AA1      MANCHESTER, GA DEV AUTH IDRB                   10/1/2026   3.78              -              -
573202AY4      MARTIN COUNTY, FLORIDA POLLUTION CONTROL       7/15/2022   3.82              -              -
               MEMPHIS, TENNESSEE HEALTH EDUCATIONAL &
586169CS1      HOUSING                                         8/1/2041   3.74              -              -
               NASHVILLE & DAVIDSON COUNTY, TN MHRB
592041NG8      (WEDGEWOOD                                      6/1/2034   3.83              -              -
592190JP8      METROPOLITAN NASHVILLE AIRPORT                  7/1/2026   3.75              -              -
594698AE2      MICHIGAN STATE STRATEGIC FUND                  10/1/2030   3.78              -              -
               MICHIGAN STATE STRATEGIC FUND LIMITED
594698AR3      OBLIGATION                                      6/1/2014   3.78              -              -
594698BV3      MICHIGAN STATE STRATEGIC FUND LTD               4/1/2037   -                 -              -
               MISSISSIPPI HOME CORPORATION SINGLE FAMILY
60535MSK6      PROGRAM                                        12/1/2031   3.74        675,000        675,000
606901U95      MISSOURI STATE HEALTH & EDUCATIONAL FACILITY   10/1/2035   3.75              -              -
613054AB1      MONTGOMERY, AL PCA                              5/1/2021   3.82              -              -
               NEW YORK MUNICIPAL SECURITIES TRUST
6259245P6      CERTIFICATES                                    7/1/2018   3.75              -              -
649706W38      NEW YORK CITY, NY MUNICIPAL WATER FINANCE      6/15/2025   3.67              -              -
               NORTH DAKOTA STATE HFA (HOUSING FINANCE
65888MW64      PROGRAM -                                       1/1/2034   3.72              -              -
679400NT4      OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART)     3/1/2027   3.79              -              -
684906DE7      ORANGE COUNTY, FL HFA - SERIES G                3/1/2035   3.79      1,200,000      1,200,000
686359AC4      ORLAND APRK, IL IDRB                            4/1/2031   3.73              -              -
691032AP1      OWENSBORO, KY IDR                               6/1/2017   3.86              -              -
696547AE8      PALM BEACH COUNTY, FL RB - SERIES 1995          5/1/2025   3.69              -              -
708684SS5      PENNSYLVANIA EDFA EDRB - SERIES B2              8/1/2030   3.73
708684ST3      PENNSYLVANIA EDFA EDRB -  SERIES B3             8/1/2012   3.73
               PENNSYLVANIA EDFA (AMTRAK PROJECT)- SERIES
708686AX8      2001                                           11/1/2041   3.73      2,000,000      2,000,000
733651AC7      PORT BELLINGTON WASHINGTON INDL DEV CORP        3/1/2038   3.85              -              -
74535MAB6      CITY OF PULASKI AND GILES, TN IDRB              1/1/2024   3.68        100,000        100,000
763261DV3      RICHARDSON INDEPENDENT SCHOOL DISTRICT         8/15/2024   3.65              -              -
766054AA8      SOUTH CAROLINA RIDGELAND                        9/1/2021   3.75              -              -
773445AM3      ROCKINGHAM, NORTH CAROLINA IDRB PCFA            3/1/2015   3.78              -              -
               ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS
773445AP6      PROCESSING,                                     1/1/2017   3.78              -              -
788070BU3      ST. CHARLES PARISH LA PCR                      10/1/2022   3.85              -              -
               SAN ANTONIO, TX EMPROVERMENT ZONE
79625QAA9      DEVELOPMENT RB                                 10/1/2035   3.71              -              -
80483CDS7      SAVANNAH, GA EDA RB                             9/1/2029   3.66              -              -
               SOUTH CAROLINA JOBS EDA RB (DIVERSIFIED
837031KT9      COATING)                                        4/1/2017   3.78              -              -
900681AU1      TUSCALOOSA CTY, LA                             10/1/2021   3.80      1,495,000      1,495,000





                                                                                                Pro Forma Combined
                                                                  Daily Income Fund             Daily Income Fund -      % of Total
                                                                 Municipal Portfolio            Municipal Portfolio     Investments
                                                           ----------------------------------------------------------------------
   Security                                                                   Amortized                      Amortized
    Number                Security Description                 Shares/Par        Cost         Shares/Par        Cost
---------------------------------------------------------------------------------------------------------------------------------
               JEFFERSON COUNTY, KENTUCKY INDUSTRIAL
47303GFD6      BUILDING                                        1,000,000      1,000,000      1,000,000      1,000,000
503886AB9      LA PORTE COUNTY, IN EDC RB (UNIVERSAL FOREST    2,400,000      2,400,000      2,400,000      2,400,000
507104AC1      LAGRANGE COUNTY, IN ECONOMIC DEV RB             1,000,000      1,000,000      1,000,000      1,000,000
525184DN4      CONNECTICUT FLTR TRUST - SERIES 06 P58U         3,000,000      3,000,000      3,000,000      3,000,000
               LEHMAN BROTHERS POOLED MUNICIPAL TRUST
52520GAG1      RECEIPTS                                        3,535,000      3,535,000      3,535,000      3,535,000
52520GAQ9      FLOATER TRUST RECEIPTS - SERIES 2005 L26U       2,460,000      2,460,000      2,460,000      2,460,000
533485AR9      LINCOLN COUNTY, WY PCRB (EXXON PROJECT) -       2,600,000      2,600,000      2,600,000      2,600,000
533485AS7      LINCOLN COUNTY, WY PCRB                         8,500,000      8,500,000      8,500,000      8,500,000
               LUFKIN, TX HFDC RB (MEMORIAL HEALTH SYSTEM
549802AF3      EAST                                            1,300,000      1,300,000      1,300,000      1,300,000
562183AA1      MANCHESTER, GA DEV AUTH IDRB                    1,900,000      1,900,000      1,900,000      1,900,000
573202AY4      MARTIN COUNTY, FLORIDA POLLUTION CONTROL        2,100,000      2,100,000      2,100,000      2,100,000
               MEMPHIS, TENNESSEE HEALTH EDUCATIONAL &
586169CS1      HOUSING                                         1,000,000      1,000,000      1,000,000      1,000,000
               NASHVILLE & DAVIDSON COUNTY, TN MHRB
592041NG8      (WEDGEWOOD                                      1,450,000      1,450,000      1,450,000      1,450,000
592190JP8      METROPOLITAN NASHVILLE AIRPORT                  2,500,000      2,500,000      2,500,000      2,500,000
594698AE2      MICHIGAN STATE STRATEGIC FUND                   1,925,000      1,925,000      1,925,000      1,925,000
               MICHIGAN STATE STRATEGIC FUND LIMITED
594698AR3      OBLIGATION                                      2,500,000      2,500,000      2,500,000      2,500,000
594698BV3      MICHIGAN STATE STRATEGIC FUND LTD               2,350,000      2,350,000      2,350,000      2,350,000
               MISSISSIPPI HOME CORPORATION SINGLE FAMILY
60535MSK6      PROGRAM                                                 -              -        675,000        675,000
606901U95      MISSOURI STATE HEALTH & EDUCATIONAL FACILITY    2,000,000      2,000,000      2,000,000      2,000,000
613054AB1      MONTGOMERY, AL PCA                                500,000        500,000        500,000        500,000
               NEW YORK MUNICIPAL SECURITIES TRUST
6259245P6      CERTIFICATES                                    1,000,000      1,000,000      1,000,000      1,000,000
649706W38      NEW YORK CITY, NY MUNICIPAL WATER FINANCE       2,000,000      2,000,000      2,000,000      2,000,000
               NORTH DAKOTA STATE HFA (HOUSING FINANCE
65888MW64      PROGRAM -                                       2,465,000      2,465,000      2,465,000      2,465,000
679400NT4      OLATHE, KS IDRB (MULTI-MODAL-DIAMANT BOART)     1,000,000      1,000,000      1,000,000      1,000,000
684906DE7      ORANGE COUNTY, FL HFA - SERIES G                        -              -      1,200,000      1,200,000
686359AC4      ORLAND APRK, IL IDRB                            1,200,000      1,200,000      1,200,000      1,200,000
691032AP1      OWENSBORO, KY IDR                               2,000,000      2,000,000      2,000,000      2,000,000
696547AE8      PALM BEACH COUNTY, FL RB - SERIES 1995          3,000,000      3,000,000      3,000,000      3,000,000
708684SS5      PENNSYLVANIA EDFA EDRB - SERIES B2              2,600,000      2,600,000      2,600,000      2,600,000
708684ST3      PENNSYLVANIA EDFA EDRB -  SERIES B3             1,800,000      1,800,000      1,800,000      1,800,000
               PENNSYLVANIA EDFA (AMTRAK PROJECT)- SERIES
708686AX8      2001                                                    -              -      2,000,000      2,000,000
733651AC7      PORT BELLINGTON WASHINGTON INDL DEV CORP        1,975,000      1,975,000      1,975,000      1,975,000
74535MAB6      CITY OF PULASKI AND GILES, TN IDRB                      -              -        100,000        100,000
763261DV3      RICHARDSON INDEPENDENT SCHOOL DISTRICT          2,500,000      2,500,000      2,500,000      2,500,000
766054AA8      SOUTH CAROLINA RIDGELAND                        1,325,000      1,325,000      1,325,000      1,325,000
773445AM3      ROCKINGHAM, NORTH CAROLINA IDRB PCFA            2,200,000      2,200,000      2,200,000      2,200,000
               ROCKINGHAM, NC IDRB PCFA (EDEN CUSTOMS
773445AP6      PROCESSING,                                     2,000,000      2,000,000      2,000,000      2,000,000
788070BU3      ST. CHARLES PARISH LA PCR                       3,350,000      3,350,000      3,350,000      3,350,000
               SAN ANTONIO, TX EMPROVERMENT ZONE
79625QAA9      DEVELOPMENT RB                                  3,100,000      3,100,000      3,100,000      3,100,000
80483CDS7      SAVANNAH, GA EDA RB                             3,000,000      3,000,000      3,000,000      3,000,000
               SOUTH CAROLINA JOBS EDA RB (DIVERSIFIED
837031KT9      COATING)                                        2,570,000      2,570,000      2,570,000      2,570,000
900681AU1      TUSCALOOSA CTY, LA                                      -              -      1,495,000      1,495,000




                                                                                         Cortland Trust, Inc.-
                                                                                         U.S. Municipal Fund
                                                                                        ------------------------
   Security                                                  Maturity    Current                      Amortized
    Number                Security Description                 Date      Coupon       Shares/Par         Cost
----------------------------------------------------------------------------------------------------------------
900681AX5      TUSCALOOSA COUNTY, AL IDRB                      11/1/2024   3.80          995,000        995,000
               UTAH HOUSING CORPORATION SINGLE FAMILY
917436EQ6      MORTGAGE                                         7/1/2034   3.71        1,000,000      1,000,000
917546EA7      UTAH ST BRD REGENT STUDENT LN REV               11/1/2025   3.72                -              -
917565DY6      UTAH TRANSIT AUTHORITY - SERIES 2006 B          6/15/2036   3.70                -              -
917565DZ3      UTAH TRANSIT AUTHORITY SALES TAX REVENUE        6/15/2036   3.75                -              -
928077EX0      VIRGINIA PORT AUTHORITY FACILITY REVENUE         7/1/2036   3.74                -              -
939758BV9      WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE   12/1/2030   3.80                -              -
93978K8S0      WASHINGTON STATE HFC                            12/1/2009   3.75        1,000,000      1,000,000
93978PGA9      WASHINGTON STATE HOUSING FINANCE COMMISSION    12/15/2040   3.75                -              -
944514CJ5      ROCS II-R TRUST SERIES 353 RELATED TO WAYNE     12/1/2017   3.74                -              -
               WEST DES MOINES, IA RB (WOODGRAIN MILLWORK
95255PAA4      INC                                              4/1/2010   3.85                -              -
969087AJ4      WILL-KANKAKEE REGIONAL DEVELOPMENT AUTHORITY     8/1/2036   3.78                -              -
97710NMA1      WISCONSIN HEFA                                  11/1/2017   3.84                -              -
                                                                                   ------------   ------------
                      Total Variable Rate Demand Instruments                         19,390,000     19,390,000

                                             Total Portfolio                        $44,870,000    $44,874,999
                                                                                   ============   ============








                                                                                                Pro Forma Combined
                                                                  Daily Income Fund             Daily Income Fund -      % of Total
                                                                 Municipal Portfolio            Municipal Portfolio     Investments
                                                           ----------------------------------------------------------------------
   Security                                                                   Amortized                      Amortized
    Number                Security Description                 Shares/Par        Cost         Shares/Par        Cost
---------------------------------------------------------------------------------------------------------------------------------
900681AX5      TUSCALOOSA COUNTY, AL IDRB                                 -              -        995,000        995,000
               UTAH HOUSING CORPORATION SINGLE FAMILY
917436EQ6      MORTGAGE                                                   -              -      1,000,000      1,000,000
917546EA7      UTAH ST BRD REGENT STUDENT LN REV                  2,000,000      2,000,000      2,000,000      2,000,000
917565DY6      UTAH TRANSIT AUTHORITY - SERIES 2006 B               750,000        750,000        750,000        750,000
917565DZ3      UTAH TRANSIT AUTHORITY SALES TAX REVENUE           3,000,000      3,000,000      3,000,000      3,000,000
928077EX0      VIRGINIA PORT AUTHORITY FACILITY REVENUE           3,000,000      3,000,000      3,000,000      3,000,000
939758BV9      WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCE      2,815,000      2,815,000      2,815,000      2,815,000
93978K8S0      WASHINGTON STATE HFC                                       -              -      1,000,000      1,000,000
93978PGA9      WASHINGTON STATE HOUSING FINANCE COMMISSION        2,800,000      2,800,000      2,800,000      2,800,000
944514CJ5      ROCS II-R TRUST SERIES 353 RELATED TO WAYNE        3,980,000      3,980,000      3,980,000      3,980,000
               WEST DES MOINES, IA RB (WOODGRAIN MILLWORK
95255PAA4      INC                                                2,100,000      2,100,000      2,100,000      2,100,000
969087AJ4      WILL-KANKAKEE REGIONAL DEVELOPMENT AUTHORITY         500,000        500,000        500,000        500,000
97710NMA1      WISCONSIN HEFA                                       500,000        500,000        500,000        500,000
                                                               ------------   ------------   ------------   ------------
                      Total Variable Rate Demand Instruments    177,830,423    177,830,423    197,220,423    197,220,423      69.64%

                                             Total Portfolio   $238,289,423   $238,330,555   $283,159,423   $283,205,554     100.00%
                                                               ============   ============   ============   ============    ========




             See Notes to Pro Forma Financial Statements (Unaudited)

     Notes to the Pro Forma Financial Statements March 31, 2007 (Unaudited)

1.       BASIS OF COMBINATION

         At a meeting of the Board of Directors of Cortland Trust, Inc. ("Cortland"), the Board approved Plans of Reorganization and Liquidation, pursuant to which, subject to approval by its shareholders, Cortland will transfer all of the assets and liabilities of its three portfolios, the Cortland General Money Market Fund ("CORT MM"), U.S. Government Fund ("CORT GOV") and Municipal Money Market Fund ("CORT MUNI"), to the Money Market Portfolio ("MM DIF"), the U.S. Government Portfolio ("GOV DIF") and the Municipal Portfolio ("MUNI DIF") of Daily Income Fund ("DIF"), respectively, in exchange for shares of MM DIF, GOV DIF and MUNI DIF (the "Reorganization"). The Reorganization will account for each exchange between portfolios as a tax-free merger of investment companies.

         The Reorganization is part of a larger proposed restructuring of certain of the funds in the Reich & Tang Asset Management, LLC ("RTAM") fund complex. In addition to the proposed Reorganization, shareholders of the Daily Tax Free Income Fund, Inc. ("DTIF") and the Short Term Income Fund, Inc. ("STIF"), two other registered investment companies managed by RTAM, are considering proposals to transfer substantially all of their respective assets into the appropriate portfolios of DIF. The participation of DTIF and STIF in the Reorganization is contingent upon approval by the shareholders of those funds.

         The unaudited Pro Forma Statement of Assets and Liabilities, Pro Forma Statement of Operations and Pro Forma Portfolio of Investments reflect the accounts of CORT MUNI and MUNI DIF at and for the twelve months ended March 31, 2007 ("Pro Forma Statements"). The Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Portfolio of Investments assume that the Reorganization is consummated after the close of business March 31, 2007. The Pro Forma Statement of Operations assumes that the Reorganization was consummated at the beginning of the fiscal year ended March 31, 2007.

         In conjunction with the Reorganization and the exchange between CORT MUNI and MUNI DIF, CORT MUNI will be considered the accounting survivor. However, if the shareholders of DTIF approve the participation of that fund in the reorganization then DTIF will transfer all of its assets and liabilities to MUNI DIF. In this event, DTIF will be considered the accounting survivor.

         Reich & Tang Asset Management, LLC will pay all the costs associated with the Reorganization. Therefore the Pro Forma Statements do not reflect these expenses.

         The Pro Forma Statements were prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of CORT MUNI and MUNI DIF included in their respective Statements of Additional Information.

2.       VALUATION

         The portfolio securities of CORT MUNI and MUNI DIF are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3.       CAPITAL SHARES

         The Pro Forma Combined net asset value per share assumes the issuance of additional shares of MUNI DIF which would have been issued at March 31, 2007, in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2007 net asset value per share of MUNI DIF of $1.00.

         The Pro Forma number of shares outstanding are determined as follows:

                                                     Retail Class
                                                 ---------------------
         Shares Outstanding of MUNI DIF:               41,816,875
                                                 ---------------------
         Additional Shares to be issued to             46,705,944
         CORT MUNI                               ---------------------

         Pro Forma Shares Outstanding of               88,522,819
         MUNI DIF:                                ---------------------


         The Pro Forma Statements assume that all shares of CORT MUNI outstanding on March 31, 2007, were exchanged, tax free, for shares of MUNI DIF.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of MUNI DIF, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro Forma operating expenses include the expenses of MUNI DIF and CORT MUNI combined, adjusted for certain items which are factually supportable. All fees other than the Trustee fees and expenses have been charged to the combined entity based upon the contract in effect for MUNI DIF at the level of assets of the combined fund for the stated period.

         E.   Federal Income Tax

         Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                                                                      EXHIBIT A

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Cortland General Money Market Portfolio series of the Cortland Trust, Inc. (the "Fund"), a Maryland corporation, and the Money Market Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment management companies; and

         WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

         WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

         1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

         2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

         3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

         The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

         4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

         5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

         The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

         6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

         7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

         8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

         If, at the Closing Date, the Fund is unable to make delivery under this
Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

         9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

         10. The obligations of the Trust hereunder shall be subject to the following conditions:

         A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

         B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

         C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

         D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

         E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

         11. The obligations of the Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

         B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

         C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

         D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

         (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

         (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

         (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

         (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

         (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

         (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

         (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

         E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         12. The Fund hereby represents and warrants that:

         (a) The financial statements of the Fund as of March 31, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

         (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

         (e) The Fund is a validly existing Maryland Corporation;

         (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

         (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

         (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

         (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

         (j) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

         (k) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

         (l) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

         (m) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

         (n) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

         13. The Trust hereby represents and warrants that:

         (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

         (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

         (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

         (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

         (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

         (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

         (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

         (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

         14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

         (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

         (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

         (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

         15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

         16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

         17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

         18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                 CORTLAND TRUST, INC.
                                 on behalf of the General Money Market Portfolio



                                 By: /s/ Steven W. Duff
                                     --------------------------
                                 Name:   Steven W. Duff
                                 Title:  President
Attest:

/s/
---------
                                 DAILY INCOME FUND
                                 on behalf of the Money Market Portfolio



                                 By: /s/ Steven W. Duff
                                     --------------------------
                                 Name:   Steven W. Duff
                                 Title:  President
Attest:

/s/
---------

                                                                    EXHIBIT B


              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the U.S. Government Portfolio series of the Cortland Trust, Inc. (the "Fund"), a Maryland corporation, and the U.S. Government Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment management companies; and

         WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

         WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

         1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

         2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

         3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

         The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

         4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

         5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

         The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

         6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

         7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

         8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

         If, at the Closing Date, the Fund is unable to make delivery under this
Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

         9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

         10. The obligations of the Trust hereunder shall be subject to the following conditions:

         A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

         B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

         C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

         D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

         E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

         11. The obligations of the Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

         B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

         C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

         D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

         (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

         (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

         (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

         (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

         (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

         (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

         (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

         E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         12. The Fund hereby represents and warrants that:

         (a) The financial statements of the Fund as of March 31, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

         (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

         (e) The Fund is a validly existing Maryland Corporation;

         (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

         (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

         (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

         (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

         (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

         (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

         (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

         (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

         (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

         13. The Trust hereby represents and warrants that:

         (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

         (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

         (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

         (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

         (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

         (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

         (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

         (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

         14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

         (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

         (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

         (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

         15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

         16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

         17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

         18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                 CORTLAND TRUST, INC.
                                 on behalf of the General Money Market Portfolio



                                 By: /s/ Steven W. Duff
                                     --------------------------
                                 Name:   Steven W. Duff
                                 Title:  President
Attest:

/s/
---------
                                 DAILY INCOME FUND
                                 on behalf of the Money Market Portfolio



                                 By: /s/ Steven W. Duff
                                     --------------------------
                                 Name:   Steven W. Duff
                                 Title:  President
Attest:

/s/
---------

                                                                    EXHIBIT C

              AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION

         AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated this 7th day of June, 2007, by and between the Municipal Money Market Portfolio series of the Cortland Trust, Inc. (the "Fund"), a Maryland corporation, and the Municipal Portfolio series of the Daily Income Fund (the "Trust"), a Massachusetts business trust.

                              W I T N E S S E T H:

         WHEREAS, the parties are each open-end investment management companies; and

         WHEREAS, the parties hereto desire to provide for the acquisition by the Trust of substantially all of the assets and liabilities of the Fund solely in exchange for shares of beneficial interest (par value $.01) ("shares") of the Trust, which shares of the Trust will thereafter be distributed by the Fund pro rata to its shareholders in complete liquidation and complete cancellation of its shares;

         WHEREAS, the Boards of Directors/Trustees of the Fund and the Trust, respectively, have determined that such acquisition is in the best interests of both the Fund and the Trust and their shareholders and that the interests of the Fund's and the Trust's existing shareholders will not be diluted as a result of the acquisition;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties agree as follows:

         1. The parties hereto hereby adopt an Agreement and Plan of Reorganization and Liquidation (the "Agreement") pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code") as follows: The reorganization will be comprised of the acquisition by the Trust of substantially all of the properties, assets and liabilities of the Fund, which will be retained by the Fund for the benefit of its shareholders, solely in exchange for shares of the Trust, followed by the distribution of such Trust shares to the shareholders of the Fund in exchange for their shares of the Fund, and the liquidation and dissolution of the Fund all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of the Fund will be permanently closed on the Valuation Date (as hereinafter defined) and only redemption requests made by shareholders of the Fund pursuant to Section 22(e) of the Investment Company Act of 1940 (the "Act") received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the Fund; redemption requests received by the Fund after that date shall be treated as requests for the redemption of the shares of the Trust to be distributed to the shareholder in question as provided in Section 5.

         2. On the Closing Date (as hereinafter defined), substantially all of the assets and liabilities of the Fund on that date shall be delivered to the Trust and the number of shares of the Trust having an aggregate net asset value equal to the value of the net assets of the Fund will be transferred and delivered to the Fund.

         3. The net asset value of shares of the Trust and the value of the net assets of the Fund to be transferred shall in each case be determined as of the close of business of the New York Stock Exchange on the Valuation Date. The computation of the net asset value of the shares of the Trust and the Fund shall be done in the manner used by the Trust and the Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses. The methods used by the Trust in such computation shall be applied to the valuation of the assets of the Fund to be transferred to the Trust.

         The Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward) (the "RIC dividend").

         4. The closing shall be at the office of the Fund at 600 Fifth Avenue, New York, New York 10020, at 9:00 a.m. on November 9, 2007, or at such other time, date or place as the parties may designate or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date."

         In the event that on the Valuation Date either party has, pursuant to the Act or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to this Agreement shall be permitted to terminate this Agreement without liability to either party for such termination.

         5. As soon as practicable after the closing, the Fund shall distribute on a pro rata basis to those persons who were shareholders of the Fund on the Valuation Date the shares of the Trust received by the Fund pursuant to the Agreement in liquidation and cancellation of the outstanding shares of the Fund. For the purpose of the distribution by the Fund of such shares of the Trust to its shareholders, the Trust will promptly cause Reich & Tang Services, Inc. (the "Transfer Agent") to: (a) credit an appropriate number of shares of the Trust on the books of the Trust to each shareholder of the Fund in accordance with a list (the "Shareholder List") of its shareholders received from the Fund; and (b) confirm an appropriate number of shares of the Trust to each shareholder of the Fund. No certificates for shares of the Trust will be issued.

         The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the Fund, indicating his or her share balance. The Fund agrees to supply the Shareholder List to the Trust not later than the Closing Date.

         6. As soon as practicable, and in any event within one year after the closing, the Fund shall (a) effect its dissolution with the proper Maryland authorities, terminate its registration under the Act and file a final annual report on Form N-CSR with the Securities and Exchange Commission under that Act and (b) either pay or make provision for payment of all of its liabilities and taxes.

         7. Subsequent to the date of approval by shareholders of the Fund of the transactions contemplated by this Agreement and prior to the Closing Date, there shall be coordination between the parties as to their respective portfolios so that, after the closing, the Trust will be in compliance with all of its investment policies and restrictions. At the time of delivery of portfolio securities for examination as provided in Section 8, the Fund shall deliver to the Trust two copies of a list setting forth the securities then owned by the Fund and the respective federal income tax basis thereof.

         8. Portfolio securities or written evidence acceptable to the Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the Fund pursuant to Rule 17f-4 under the Act shall be presented by the Fund to the Trust or, at its request, to its custodian bank, for examination no later than five business days preceding the Closing Date, and shall be delivered, or transferred by appropriate transfer or assignment documents, by the Fund on the Closing Date to the Trust duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any, or a check for the appropriate purchase price thereof. The cash delivered, if any, shall be in the form of certified or bank cashiers checks or by bank wire payable to the order of the Trust. The number of shares (to the nearest whole share) of the Trust being delivered against the securities and cash of the Fund, registered in the name of the Fund, shall be delivered to the Fund on the Closing Date. Such shares shall thereupon be assigned by the Fund to its shareholders so that the shares of the Trust may be distributed as provided in Section 5.

         If, at the Closing Date, the Fund is unable to make delivery under this
Section 8 to the Trust of any of its portfolio securities or cash for the reason that any of such securities purchased by the Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the Fund's custodian, then the delivery requirements of this
Section 8 with respect to said undelivered securities or cash will be waived and the Fund will deliver to the Trust by or on the Closing Date and with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the Trust.

         9. The Trust shall assume the liabilities (including for portfolio securities purchased which have not settled) of the Fund, but the Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The expenses of the Fund and the Trust, respectively, related to the reorganization including accounting, printing, filing, proxy soliciting, all legal expenses related to the reorganization and portfolio transfer taxes, if any, will be borne by Reich & Tang Asset Management, LLC ("the Manager") of the Fund and the Trust.

         10. The obligations of the Trust hereunder shall be subject to the following conditions:

         A. The Board of Directors of the Fund shall have authorized the execution of this Agreement and the shareholders of the Fund shall have approved the transactions contemplated herein, and the Fund shall have furnished to the Trust copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Fund; such shareholder approval shall have been by the vote of the holders of a majority of the outstanding voting securities of the Fund entitled to vote at a meeting for which proxies have been solicited by the Combined Proxy Statement/Prospectus.

         B. The Trust shall have received an opinion dated the Closing Date of Kramer Levin Naftalis & Frankel LLP, to the effect that (i) the Fund is a validly existing Maryland corporation under the laws of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; and (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable on the Fund and to authorize effectively the transactions contemplated by this Agreement have been taken by the Fund.

         C. The representations and warranties of the Fund contained herein shall be true and correct at and as of the Closing Date, and the Trust shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Fund, dated the Closing Date, to that effect.

         D. On the Closing Date, the Fund shall have furnished to the Trust a certificate of the Treasurer of the Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to the Fund as of the Closing Date.

         E. A Registration Statement filed by the Trust solely under the Securities Act of 1933 on Form N-14 and containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         F. The Trust shall have received an opinion, dated the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 11D of this Agreement.

         11. The obligations of the Fund hereunder shall be subject to the following conditions:

         A. The Board of Trustees of the Trust shall have authorized the execution of this Agreement and the transactions contemplated hereby, and the Trust shall have furnished to the Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Trust.

         B. The Fund shall have received an opinion dated the Closing Date of Paul, Hastings, Janofsky & Walker LLP, to the effect that (i) the Trust is a validly existing Massachusetts business trust under the laws of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform this Agreement; (ii) all corporate action necessary to make this Agreement, according to its terms, valid, binding and enforceable upon the Trust and to authorize effectively the transactions contemplated by this Agreement have been taken by the Trust, and (iii) the shares of the Trust to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

         C. The representations and warranties of the Trust contained herein shall be true and correct at and as of the Closing Date, and the Fund shall have been furnished with a certificate of the President or the Secretary or the Treasurer of the Trust to that effect dated the Closing Date.

         D. The Fund shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that for federal income tax purposes:

         (a) The Fund's transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust, followed by the Fund's distribution of shares of the Trust to the Fund's shareholders as part of the liquidation of the Fund will qualify as a tax-free "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code. The Fund and the Trust will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the shareholders of the Fund upon the exchange of shares of the Trust for the shares of the Fund (Section 354(a) of the Code);

         (c) The Fund will not recognize gain or loss under the provisions of the Code upon the transfer of substantially all of its assets to the Trust solely in exchange for shares of the Trust and the Trust's assumption of all of the liabilities of the Fund (Sections 361(a) and 357(a) of the Code);

         (d) The Trust will not recognize gain or loss upon its receipt of substantially all of the Fund's assets solely in exchange for shares of the Trust (Section 1032(a) of the Code);

         (e) The basis of the shares of the Trust received by the shareholders of the Fund will be the same as the basis in the shares of the Fund surrendered in exchange therefor (Section 358(a)(1) of the Code);

         (f) The holding period of the shares of the Trust received in exchange for Fund shares by the shareholders of the Fund will include the period that the shareholders of the Fund held the Fund shares surrendered in exchange therefor, provided that such Fund shares are held by the shareholders as capital assets on the date of the exchange (Section 1223(1) of the Code);

         (g) The tax basis of the Fund's assets acquired by the Trust will be the same as the tax basis of such assets to the Fund immediately prior to the transaction (Section 362(b) of the Code); and

         (h) The holding period of the assets of the Fund in the hands of the Trust will include the period during which those assets were held by the Fund (Section 1223(2) of the Code).

         E. A Registration Statement filed by the Trust under the Securities Act of 1933 on Form N-14, containing a preliminary form of the Combined Proxy Statement/Prospectus shall have become effective under that Act not later than November 9, 2007.

         12. The Fund hereby represents and warrants that:

         (a) The financial statements of the Fund as of March 31, 2007, heretofore furnished to the Trust present fairly the financial position, results of operations, and changes in net assets of the Fund as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of the Fund, it being agreed that a decrease in the size of the Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

         (b) The prospectus contained in the Fund's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Fund and no material legal, administrative or other proceedings pending or, to the knowledge of the Fund, threatened against the Fund, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Fund is a party other than those ordinary in the conduct of its business;

         (e) The Fund is a validly existing Maryland Corporation;

         (f) All federal and other tax returns and reports of the Fund required by law to be filed have been filed, and all federal and other taxes shown as due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Fund ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and the Fund intends to meet such requirements with respect to its current taxable year. The Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii). Not more than 25 percent of the value of the Fund's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Fund's total assets is invested in the stock and securities of five or fewer issuers;

         (h) The Fund will transfer to the Trust assets representing at least 90 percent of the fair market value of the net assets and 70 percent of the gross assets held by the Fund immediately prior to the transaction. In calculating these percentages, all redemptions and distributions (other than distributions required pursuant to Section 22(e) of the Act or to enable the Fund to qualify as a regulated investment company) made by the Fund immediately prior to the transfer and which are part of the plan of reorganization will be considered as assets held by the Fund immediately prior to the transfer;

         (i) There is no plan or intention by the shareholders of the Fund who own five percent or more of the Fund's shares, and, to the best of the knowledge of management of the Fund, there is no plan or intention on the part of the remaining shareholders of the Fund to sell, exchange, or otherwise dispose of a number of shares of the Trust received in the transaction that would reduce the Fund's shareholders' ownership of shares of the Trust to a number of shares having a value as of the Closing Date of less than 50 percent of the value of all of the formerly outstanding stock of the Fund as of the Closing Date. There are no dissenters' rights in the transaction, and no cash will be exchanged for stock of the Fund in lieu of fractional shares of the Trust. Shares of the Fund and shares of the Trust held by a shareholder of the Fund and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation;

         (j) The Fund will distribute the shares of the Trust and any other property it receives in this transaction, and its other properties, in pursuance of the plan of reorganization;

         (k) The Fund's liabilities assumed by the Trust and the liabilities to which the transferred assets of the Fund are subject were incurred in the ordinary course of its business;

         (l) The Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

         (m) As soon as practicable, but in no event later than 12 months following the date that all of the assets are transferred to the Trust, the Fund will be liquidated and dissolved under state law;

         (n) The fair market value of the assets of the Fund transferred to the Trust will equal or exceed the sum of the liabilities assumed by the Trust plus the amount of liabilities, if any, to which the transferred assets are subject;

         (o) The sum of the liabilities of the Fund to be assumed by the Trust and the expenses of the transaction do not exceed twenty percent of the fair market value of the assets of the Fund;

         13. The Trust hereby represents and warrants that:

         (a) The financial statements of the Trust as of March 31, 2007, heretofore furnished to the Fund, present fairly the financial position, results of operations, and changes in net assets of the Trust, as of that date, in conformity with accounting principles generally accepted in the United States of America applied on a basis consistent with the preceding year; and that from April 1, 2007, through the date hereof, there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of the Trust, it being understood that a decrease in the size of the Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

         (b) The prospectus contained in the Trust's Registration Statement under the Securities Act of 1933, as amended, is true, correct and complete, conforms to the requirements of the Securities Act of 1933 and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the Securities Act of 1933 and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (c) There is no material contingent liability of the Trust and no material, legal, administrative or other proceedings pending or, to the knowledge of the Trust, threatened against the Trust, not reflected in such prospectus;

         (d) There are no material contracts outstanding to which the Trust is a party other than those ordinary in the conduct of its business and there are not outstanding options or rights to acquire its shares;

         (e) The Trust is a validly existing Massachusetts business trust; has all necessary and material federal, state and local authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the Trust which the Trust issues to the Fund pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable; will conform to the description thereof contained in the Trust's Registration Statement, and will be duly registered under the Securities Act of 1933 and the states where registration is required; and the Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

         (f) All federal and other tax returns and reports of the Trust required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the Trust ended March 31, 2007, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         (g) The shares of the Trust constitute voting stock for purposes of Sections 368(a)(1)(C) and 368(c) of the Code;

         (h) The Trust has elected to be treated as a regulated investment company and, for each fiscal year of its operations, it has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it intends to meet such requirements with respect to its current taxable year. The Trust is an investment company that meets the requirements of a regulated investment company as defined in Section 368(a)(2)(F)(i) of the Code. Not more than 25 percent of the value of the Trust's total assets is invested in the stock and securities of any one issuer, and not more than 50 percent of the value of the Trust's total assets is invested in the stock and securities of five or fewer issuers;

         (i) The Trust has no plan or intention (i) to sell or dispose of any of the assets transferred by the Fund, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a regulated investment company or (ii) to redeem or reacquire any of the shares issued by it;

         (j) After consummation of the transactions contemplated by the Agreement, the Trust will continue to operate its business in a substantially unchanged manner;

         (k) Following the transaction, the Trust will continue the historic business of the Fund or use a significant portion of the Fund's historic business assets in a business; and

         (l) The Trust does not own, directly or indirectly, nor has it owned during the past five years directly or indirectly, any shares of the Fund.

         14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Combined Proxy Statement/Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles consistently applied. Each party also represents and warrants to the other that this Agreement is valid, binding and enforceable in accordance with the terms and that the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party. The Trust hereby represents to and covenants with the Fund that, if the reorganization becomes effective, the Trust will treat each shareholder of the Fund who received any of its share of the Trust as a result of the reorganization as having made the minimum initial purchase of shares of the Trust received by such shareholder for the purpose of making additional investments in shares of such class, regardless of the value of the shares of the Trust received. Each party hereby further represents and warrants that:

         (a) The fair market value of the shares of the Trust received by each shareholder of the Fund will be approximately equal to the fair market value of the shares of the Fund surrendered in the exchange;

         (b) The Manager will pay all of the expenses, if any, incurred by the Fund and the Trust in connection with this transaction; and

         (c) There is no intercorporate indebtedness existing between the Fund and the Trust that was issued, acquired, or will be settled at a discount.

         15. The Trust agrees that it will prepare and file a Registration Statement under the Securities Act of 1933 on Form N-14 and which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the Securities Act of 1933. The final form of such proxy statement and prospectus, as amended, is referred to in this Agreement as the "Combined Proxy Statement/Prospectus" and that term shall include any prospectus and/or report to shareholders of the Trust which is included in the material mailed to the shareholders of the Fund. Each party agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Combined Proxy Statement/Prospectus as may be necessary or desirable in this connection.

         16. The obligations of the parties under this Agreement shall be subject to the right of either party to abandon and terminate this Agreement without liability if the other party breaches any material provision of this Agreement or if any material legal, administrative or other proceeding shall be instituted or threatened between the date of this Agreement and the Closing Date
(i) seeking to restrain or otherwise prohibit the transactions contemplated hereby and/or (ii) asserting a material liability of either party, which proceeding has not been terminated or the threat thereof removed prior to the Closing Date.

         17. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall, however, not be assignable.

         18. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                      [SIGNATURES APPEAR ON FOLLOWING PAGE]

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                 CORTLAND TRUST, INC.
                                 on behalf of the General Money Market Portfolio



                                 By: /s/ Steven W. Duff
                                     --------------------------
                                 Name:   Steven W. Duff
                                 Title:  President
Attest:

/s/
---------
                                 DAILY INCOME FUND
                                 on behalf of the Money Market Portfolio



                                 By: /s/ Steven W. Duff
                                     --------------------------
                                 Name:   Steven W. Duff
                                 Title:  President
Attest:

/s/
---------

                                     PART C
                                OTHER INFORMATION

Item 15.          Indemnification

         The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 16.    Exhibits

     (1) Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

     (1.a) Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (2) Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (3)    Not applicable.

     (4) Agreements and Plans of Reorganization and Liquidation are filed herewith as Exhibits A, B and C of this N-14.

     (5)    Not applicable.

     (6) Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (6.a) Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

     (7) Form of Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (7.a) Distribution Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (7.b) Distribution Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (8)    Not applicable.

     (9) Custody Agreement between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

     (9.a) Amendment to the Custody Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (9.b) Amendment to Schedule I of the Custody agreement dated April 25, 2007, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (10) Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006 and May 22, 2007 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (10.a) Distribution and Service Plan (relating to the Advantage Class
            Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (10.b) Distribution and Service Plan (relating to the money market Xpress
            Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (10.c) Distribution Agreements between the Registrant and Reich & Tang
            Distributors, Inc. (see Exhibit 7 - 7.b)

     (10.d) Form of Amended and Restated Shareholder Servicing Agreement dated
            October 30, 2000, as amended and restated on July 20, 2006 and May 22, 2007 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (10.e) Shareholder Servicing Agreement (relating to the Advantage Class
            Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (10.f) Shareholder Servicing Agreement (relating to the money market Xpress
            Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

     (11) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding the validity of the shares to be issued is filed herewith.

     (12) Opinion and Consent of Paul, Hastings, Janofsky & Walker LLP regarding certain tax matters is filed herewith.

     (13) Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

     (13.a) Amendment to the Administrative Services Agreement dated July 20,
            2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A on August 2, 2006, and incorporated herein by reference.

     (13.b) Transfer Agency Agreement and Addendum to the Transfer Agency
            Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

     (13.c) Fund Accounting Agreement between the Registrant and The Bank of New
            York filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

     (13.d) Amendment to the Fund Accounting Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (13.e) Cash Management Agreement and Related Services Agreement between the
            Registrant and The Bank of New York filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

     (13.f) Amendment to the Cash Management Agreement and Related Services
            Agreement dated October 16, 2006, between the Registrant and The Bank of New York filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (13.g) Form of Amended and Restated Expense Limitation Agreement dated May
            22, 2007 among the Registrant, on behalf of the Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Short Term Income Shares Class, Retail Class and Pinnacle Class filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (14) Consent of Independent Registered Public Accounting Firm is filed herewith.

     (15)   Not applicable.

     (16) Powers of Attorney for Edward A. Kuczmarski, Albert R. Dowden, Carl Frischling, William Lerner, James L. Schultz, Dr. W. Giles Mellon, Dr. Yung Wong and Robert Straniere filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

     (17) Amendment No. 12 to Rule 18f-3 Multi-Class Plan filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A on May 24, 2007, and incorporated herein by reference.

     (17.a) Form of Proxy ballot for the Cortland Trust, Inc. is filed herewith.

     (17.b) Prospectus and Statement of Additional Information for the Daily
            Income Fund filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

     (17.c) Prospectus and Statement of Additional Information for the Cortland
            Trust, Inc. filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.

     (17.d) Audited Financial Statements for the fiscal year ended March 31,
            2007, for the Daily Income Fund, filed with the Annual Report on Form N-CSR on June 8, 2007, and incorporated herein by reference.

     (17.e) Audited Financial Statements for the fiscal year ended March 31,
            2007, for the Cortland Trust, Inc., filed with the Annual Report on Form N-CSR on June 6, 2007, and incorporated herein by reference.

Item 17.    Undertakings

 (1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 3rd day of August, 2007.


                                            DAILY INCOME FUND


                                            By:      /s/ Steven W. Duff
                                                     ---------------------------
                                                     Steven W. Duff
                                                     President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

         SIGNATURE                              TITLE                       DATE
         ---------                              -----                       ----


(1)      Principal Executive Officer

         /s/ Steven W. Duff                     President         August 3, 2007
         -------------------------------
         Steven W. Duff


(2)      Principal Financial and
         Accounting Officer


         /s/ Anthony Pace
         -------------------------------
         Anthony Pace                           Treasurer         August 3, 2007


(3)      Board of Trustees


         /s/ Steven W. Duff                     Trustee           August 3, 2007
         -------------------------------
         Steven W. Duff

         Albert R. Dowden*                      Trustee
         Carl Frischling*                       Trustee
         Dr. W. Giles Mellon*                   Trustee
         Dr. Yung Wong*                         Trustee
         Robert Straniere*                      Trustee
         Edward A. Kuczmarski*                  Trustee
         William Lerner*                        Trustee
         James L. Schultz*                      Trustee



         By: /s/ Anthony Pace                                     August 3, 2007
         -------------------------------
              Anthony Pace
              Attorney-in-Fact*

*Powers of Attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A on July 30, 2007, and incorporated herein by reference.